UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

K2 Alternative Strategies Fund
Class A [FAAAX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$122	2.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
K2 Alternative Strategies Fund	PAGE 1	68-STSR-0125

K2 Alternative Strategies Fund
Class C [FASCX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$161	3.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
K2 Alternative Strategies Fund	PAGE 1	520-STSR-0125

K2 Alternative Strategies Fund
Class R [FSKKX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$135	2.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
K2 Alternative Strategies Fund	PAGE 1	820-STSR-0125

K2 Alternative Strategies Fund
Class R6 [FASRX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$108	2.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
K2 Alternative Strategies Fund	PAGE 1	830-STSR-0125

K2 Alternative Strategies Fund
Advisor Class [FABZX]
Semi-Annual Shareholder Report | November 30, 2024

This semi-annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2024, to November 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$110	2.16%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2024)

Total Net Assets	$570,657,731
Total Number of Portfolio Holdings*	720
Portfolio Turnover Rate	113.74%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of November 30, 2024)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Long Short Equity	48.2	-31.2
Relative Value	49.2	-33.6
Event Driven	3.3	-2.0
Global Macro	117.9	-101.1
Strategic Overlay	2.4	--
Total	221.0	-167.9
Figures include the effect of gross notional exposure of derivatives.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
K2 Alternative Strategies Fund	PAGE 1	10-STSR-0125

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

K2 Alternative Strategies Fund
Franklin Alternative Strategies Funds
Financial Statements and Other Important Information

Semi-Annual	| November 30, 2024

[This page intentionally left blank.]

2	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Financial Highlights
K2 Alternative Strategies Fund

	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Class A
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.67	$10.69	$11.16	$12.46	$11.19	$11.28
Income from investment operations[a]:
Net investment income (loss)[b]	0.14	0.24	0.15	(0.06)	(0.08)	(0.03)
Net realized and unrealized gains (losses)	0.26	0.79	(0.32)	(0.68)	1.45	0.02
Total from investment operations	0.40	1.03	(0.17)	(0.74)	1.37	(0.01)
Less distributions from:
Net investment income	—	(0.05)	(0.21)	(0.06)	—	(0.07)
Net realized gains	—	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	—	(0.05)	(0.30)	(0.56)	(0.10)	(0.08)
Net asset value, end of period	$12.07	$11.67	$10.69	$11.16	$12.46	$11.19
Total return[c]	3.52%	9.57%	(1.48)%	(6.25)%	12.25%	(0.15)%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	2.73%	2.83%	2.82%	2.75%	2.82%	2.58%
Expenses net of waiver, payments by affiliates and expense reduction[e]	2.40%	2.57%	2.64%	2.60%[f]	2.64%	2.40%
Expenses incurred in connection with securities sold short	0.46%	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	2.41%	2.22%	1.31%	(0.49)%	(0.67)%	(0.25)%
Supplemental data
Net assets, end of period (000’s)	$59,884	$63,320	$76,464	$94,580	$102,138	$90,205
Portfolio turnover rate	113.74%	257.70%	225.53%	177.61%	236.64%	271.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Class C
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.27	$10.35	$10.80	$12.11	$10.95	$11.05
Income from investment operations[a]:
Net investment income (loss)[b]	0.09	0.15	0.06	(0.15)	(0.15)	(0.11)
Net realized and unrealized gains (losses)	0.25	0.77	(0.31)	(0.66)	1.41	0.02
Total from investment operations	0.34	0.92	(0.25)	(0.81)	1.26	(0.09)
Less distributions from:
Net investment income	—	—	(0.11)	—	—	—
Net realized gains	—	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	—	—	(0.20)	(0.50)	(0.10)	(0.01)
Net asset value, end of period	$11.61	$11.27	$10.35	$10.80	$12.11	$10.95
Total return[c]	3.11%	8.69%	(2.12)%	(7.06)%	11.51%	(0.85)%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	3.49%	3.60%	3.57%	3.50%	3.54%	3.33%
Expenses net of waiver, payments by affiliates and expense reduction[e]	3.16%	3.33%	3.39%	3.35%[f]	3.36%	3.15%
Expenses incurred in connection with securities sold short	0.46%	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	1.66%	1.46%	0.55%	(1.24)%	(1.39)%	(1.00)%
Supplemental data
Net assets, end of period (000’s)	$6,694	$7,957	$15,720	$24,486	$31,541	$36,043
Portfolio turnover rate	113.74%	257.70%	225.53%	177.61%	236.64%	271.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

4	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Class R
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.73	$10.73	$11.13	$12.44	$11.20	$11.28
Income from investment operations[a]:
Net investment income (loss)[b]	0.13	0.22	0.10	(0.08)	(0.11)	(0.06)
Net realized and unrealized gains (losses)	0.25	0.80	(0.31)	(0.68)	1.45	0.02
Total from investment operations	0.38	1.02	(0.21)	(0.76)	1.34	(0.04)
Less distributions from:
Net investment income	—	(0.02)	(0.10)	(0.05)	—	(0.03)
Net realized gains	—	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	—	(0.02)	(0.19)	(0.55)	(0.10)	(0.04)
Net asset value, end of period	$12.11	$11.73	$10.73	$11.13	$12.44	$11.20
Total return[c]	3.33%	9.30%	(1.65)%	(6.50)%	11.97%	(0.39)%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	2.98%	3.07%	3.07%	3.04%	3.06%	2.83%
Expenses net of waiver, payments by affiliates and expense reduction[e]	2.65%	2.82%	2.89%	2.85%[f]	2.88%	2.65%
Expenses incurred in connection with securities sold short	0.45%	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	2.16%	1.97%	1.05%	(0.78)%	(0.91)%	(0.50)%
Supplemental data
Net assets, end of period (000’s)	$346	$348	$351	$811	$840	$884
Portfolio turnover rate	113.74%	257.70%	225.53%	177.61%	236.64%	271.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Class R6
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.77	$10.78	$11.27	$12.58	$11.25	$11.34
Income from investment operations[a]:
Net investment income (loss)[b]	0.16	0.29	0.18	(0.02)	(0.04)	0.01
Net realized and unrealized gains (losses)	0.25	0.79	(0.33)	(0.69)	1.47	0.02
Total from investment operations	0.41	1.08	(0.15)	(0.71)	1.43	0.03
Less distributions from:
Net investment income	—	(0.09)	(0.25)	(0.10)	—	(0.11)
Net realized gains	—	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	—	(0.09)	(0.34)	(0.60)	(0.10)	(0.12)
Net asset value, end of period	$12.18	$11.77	$10.78	$11.27	$12.58	$11.25
Total return[c]	3.57%	10.03%	(1.20)%	(6.05)%	12.61%	0.27%
Ratios to average net assets[d]
Expenses before waiver, payments by affiliates and expense reduction[e]	2.37%	2.47%	2.48%	2.44%	2.50%	2.26%
Expenses net of waiver, payments by affiliates and expense reduction[e]	2.12%	2.26%	2.36%	2.32%[f]	2.32%	2.07%
Expenses incurred in connection with securities sold short	0.45%	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	2.76%	2.54%	1.64%	(0.18)%	(0.35)%	0.08%
Supplemental data
Net assets, end of period (000’s)	$132,433	$124,279	$44,192	$47,851	$27,471	$15,537
Portfolio turnover rate	113.74%	257.70%	225.53%	177.61%	236.64%	271.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return is not annualized for periods less than one year.
d Ratios are annualized for periods less than one year.
e Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
f Benefit of expense reduction rounds to less than 0.01%.

6	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
Advisor Class
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$11.76	$10.76	$11.24	$12.55	$11.23	$11.33
Income from investment operations[a]:
Net investment income (loss)[b]	0.16	0.27	0.17	(0.03)	(0.05)	—[c]
Net realized and unrealized gains (losses)	0.25	0.81	(0.32)	(0.69)	1.47	0.01
Total from investment operations	0.41	1.08	(0.15)	(0.72)	1.42	0.01
Less distributions from:
Net investment income	—	(0.08)	(0.24)	(0.09)	—	(0.10)
Net realized gains	—	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	—	(0.08)	(0.33)	(0.59)	(0.10)	(0.11)
Net asset value, end of period	$12.17	$11.76	$10.76	$11.24	$12.55	$11.23
Total return[d]	3.57%	9.87%	(1.21)%	(6.05)%	12.55%	0.19%
Ratios to average net assets[e]
Expenses before waiver, payments by affiliates and expense reduction[f]	2.49%	2.60%	2.57%	2.50%	2.57%	2.33%
Expenses net of waiver, payments by affiliates and expense reduction[f]	2.16%	2.33%	2.39%	2.35%[g]	2.39%	2.15%
Expenses incurred in connection with securities sold short	0.46%	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	2.66%	2.46%	1.55%	(0.24)%	(0.42)%	—%[h]
Supplemental data
Net assets, end of period (000’s)	$371,301	$438,766	$710,974	$1,099,387	$1,152,105	$977,094
Portfolio turnover rate	113.74%	257.70%	225.53%	177.61%	236.64%	271.51%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Amount rounds to less than $0.01.
d Total return is not annualized for periods less than one year.
e Ratios are annualized for periods less than one year.
f Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
g Benefit of expense reduction rounds to less than 0.01%.
h Amount rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Schedule of Investments, November 30, 2024 (unaudited)
K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 19.4%
	Aerospace & Defense 0.3%
[a]	The Boeing Co.	United States	7,614	$1,183,520
[a]	Satellogic Inc., 1/25/27, wts.	United States	2,058	166
[a,b]	Spirit AeroSystems Holdings Inc., A	United States	10,478	339,068
				1,522,754
	Air Freight & Logistics 0.0%†
[b,c]	Forward Air Corp.	United States	3,926	144,045
	Airlines 0.2%
[a]	United Airlines Holdings Inc.	United States	9,974	965,782
	Automobiles 0.1%
	Bayerische Motoren Werke AG	Germany	5,246	390,747
[a]	Tesla Inc.	United States	840	289,934
				680,681
	Beverages 0.0%†
	Britvic PLC	United Kingdom	6,556	107,796
	Biotechnology 4.5%
[a]	Alnylam Pharmaceuticals Inc.	United States	3,307	836,902
	Amgen Inc.	United States	4,791	1,355,230
[a]	Apellis Pharmaceuticals Inc.	United States	50,517	1,714,042
[a]	Apogee Therapeutics Inc.	United States	17,078	771,072
[a,b]	Argenx SE, ADR	Netherlands	3,847	2,371,868
[a]	Biohaven Ltd.	United States	9,091	418,277
[a]	Blueprint Medicines Corp.	United States	8,664	835,036
[a]	Crinetics Pharmaceuticals Inc.	United States	39,195	2,241,954
[a,b]	Dyne Therapeutics Inc.	United States	39,238	1,201,075
[b]	Gilead Sciences Inc.	United States	16,058	1,486,650
[a]	Ideaya Biosciences Inc.	United States	35,231	963,920
[a,b]	Insmed Inc.	United States	22,161	1,665,621
[a,d]	Krystal Biotech Inc.	United States	3,666	723,742
[a,b,d]	Kymera Therapeutics Inc.	United States	23,432	1,097,789
[a,b]	Neurocrine Biosciences Inc.	United States	12,272	1,555,476
[a]	NewAmsterdam Pharma Co. NV	Netherlands	50,321	998,872
[a,b]	Vaxcyte Inc.	United States	15,950	1,504,723
[a]	Vera Therapeutics Inc., A	United States	27,022	1,344,344
[a,b]	Vertex Pharmaceuticals Inc.	United States	3,874	1,813,536
[a]	Xenon Pharmaceuticals Inc.	Canada	21,161	902,093
				25,802,222
	Broadline Retail 0.0%†
[y]	Alibaba Group Holding Ltd., ADR	China	1,291	112,795
	Building Products 0.4%
	Carrier Global Corp.	United States	13,858	1,072,194
[a]	Johnson Controls International PLC	United States	13,798	1,157,100
				2,229,294
	Capital Markets 0.1%
[e]	Anima Holding SpA, 144A	Italy	23,900	157,781
	Ci Financial Corp.	Canada	10,499	232,828
	Palmer Square Capital BDC Inc.	United States	604	9,664
				400,273

8	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Chemicals 0.5%
	Air Products & Chemicals Inc.	United States	1,844	$616,505
[a]	Covestro AG	Germany	18,327	1,117,179
[a]	Danimer Scientific Inc., 7/15/25, wts.	United States	24,481	1,028
[b]	Eastman Chemical Co.	United States	9,975	1,044,582
				2,779,294
	Communications Equipment 0.1%
[a]	Infinera Corp.	United States	13,328	88,098
[a,f]	Riverbed Technology, Inc.	United States	1,499	—
[a]	Spirent Communications PLC	United Kingdom	200,985	438,829
				526,927
	Construction & Engineering 0.9%
[a]	Mastec Inc.	United States	19,833	2,857,142
[b]	Quanta Services Inc.	United States	6,360	2,191,147
				5,048,289
	Consumer Staples Distribution & Retail 0.1%
[c]	Albertsons Cos. Inc., A	United States	10,997	218,290
	The Kroger Co.	United States	1,634	99,805
				318,095
	Containers & Packaging 0.2%
	DS Smith PLC	United Kingdom	133,415	990,836
	Diversified Financial Services 0.0%†
[a,b]	Conx Corp., A, 10/30/27, wts.	United States	14,679	—
[a]	Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	217
[a,f]	Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[f]	Pershing Square Tontine Holdings Ltd., A, Contingent Value, rts., 12/31/33	United States	10,707	—
[a,b]	Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	396
[a,f]	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	—
[a]	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	281
[a]	Teract SA, 11/16/25, wts.	France	3,920	2
				896
	Diversified Telecommunication Services 0.0%†
[a]	Telecom Italia SpA	Italy	458,828	110,388
	Electric Utilities 2.4%
	Constellation Energy Corp.	United States	14,651	3,758,861
[b]	Edison International	United States	21,262	1,865,740
	Entergy Corp.	United States	9,764	1,524,844
[b]	NextEra Energy Inc.	United States	20,525	1,614,702
[b]	PG&E Corp.	United States	86,686	1,875,018
[b]	PPL Corp.	United States	44,767	1,563,711
	Xcel Energy Inc.	United States	19,344	1,403,601
				13,606,477
	Electrical Equipment 1.0%
[a,b]	Array Technologies Inc.	United States	35,066	235,293
[a,b]	Enovix Corp.	United States	92,215	852,989
[a]	Fluence Energy Inc., A	United States	22,679	426,592
[a]	GE Vernova Inc.	United States	10,948	3,657,946
	Mitsubishi Electric Corp.	Japan	28,731	487,752
				5,660,572

franklintempleton.com	Semiannual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Electronic Equipment, Instruments & Components 0.1%
[a]	PAR Technology Corp.	United States	4,832	$392,068
	Energy Equipment & Services 0.1%
[b]	Championx Corp.	United States	8,920	276,074
[a]	Nabors Industries Ltd.	United States	3,895	286,010
				562,084
	Entertainment 0.0%†
[b]	Endeavor Group Holdings Inc., A	United States	4,056	123,181
	Food Products 0.1%
[b]	Kellanova	United States	8,974	729,496
	Health Care Equipment & Supplies 2.0%
[a]	Align Technology Inc.	United States	5,861	1,364,265
[a]	Boston Scientific Corp.	United States	13,281	1,204,055
[a]	The Cooper Cos. Inc.	United States	11,062	1,155,537
[a]	DexCom Inc.	United States	13,013	1,014,884
[a,b]	Edwards Lifesciences Corp.	United States	31,552	2,251,235
[a,b]	Inari Medical Inc.	United States	32,105	1,666,892
[a,b]	Intuitive Surgical Inc.	United States	1,755	951,210
[a,b]	Surmodics Inc.	United States	7,389	291,496
[a]	Tandem Diabetes Care Inc.	United States	43,797	1,341,502
				11,241,076
	Health Care Providers & Services 0.9%
[a]	Amedisys Inc.	United States	5,850	534,749
[b]	The Cigna Group	United States	4,844	1,636,303
[a]	Community Health Systems Inc.	United States	52,345	180,067
	CVS Health Corp.	United States	31,699	1,897,185
[a]	Enhabit Inc.	United States	9,383	72,531
	UnitedHealth Group Inc.	United States	897	547,349
				4,868,184
	Hotels, Restaurants & Leisure 0.0%†
[a,e]	Delivery Hero SE, A, 144A	South Korea	149	6,130
[a]	HomeToGo SE, 12/31/25, wts.	Luxembourg	716	1
				6,131
	Household Durables 0.1%
[a,b]	Vizio Holding Corp., A	United States	55,700	634,423
	Independent Power & Renewable Electricity Producers 0.3%
[a,d]	Maxeon Solar Technologies	United States	3,126	25,321
[e]	Neoen SA, 144A	France	18,001	753,562
	RWE AG	Germany	23,338	788,509
[a]	Sunnova Energy International Inc.	United States	69,163	383,163
				1,950,555
	Industrial Conglomerates 0.8%
	3M Co.	United States	19,861	2,652,039
	Hitachi Ltd.	Japan	63,195	1,592,302
	Siemens AG	Germany	2,642	513,983
				4,758,324
	Industrial REITs 0.1%
[a]	Prologis Property Mexico SA de CV	Mexico	198,548	591,349

10	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	IT Services 0.0%†
[a]	Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	$4
	Life Sciences Tools & Services 0.9%
[b]	Agilent Technologies Inc.	United States	6,893	951,027
	Lonza Group AG	Switzerland	2,557	1,533,796
[a,b]	Maravai Lifesciences Holdings Inc., A	United States	70,806	401,470
[a]	QIAGEN NV	United States	38,184	1,658,331
[a]	Stevanato Group SpA	Italy	41,106	823,353
				5,367,977
	Machinery 0.0%†
[a,f]	Maxeon Solar Technologies, 1/15/28, wts.	United States	32,750	—
	Media 0.1%
[a,b]	Altice USA Inc., A	United States	122,191	294,480
[a,b]	Clear Channel Outdoor Holdings Inc., A	United States	79,871	120,605
				415,085
	Metals & Mining 0.1%
[a]	Filo Corp.	Canada	20,033	463,858
[a,f]	Samarco Mineracao SA Escrow	Brazil	384,000	—
	U.S. Steel Corp.	United States	7,564	308,384
				772,242
	Oil, Gas & Consumable Fuels 0.0%†
[a,f,g]	Gazprom PJSC	Russia	615,160	—
[c]	Golar LNG Ltd.	Cameroon	7,008	275,905
				275,905
	Passenger Airlines 0.0%†
[a,d]	Jetblue Airways Corp.	United States	139	830
	Pharmaceuticals 2.1%
	AstraZeneca PLC, ADR	United Kingdom	22,059	1,491,630
	Bristol-Myers Squibb Co.	United States	42,348	2,507,849
[a,b]	Catalent Inc.	United States	4,032	246,395
[b]	Eli Lilly & Co.	United States	2,821	2,243,682
[b]	Novo Nordisk AS, ADR	Denmark	20,985	2,241,198
	UCB SA	Belgium	10,096	1,982,752
[a,d]	Verona Pharma PLC, ADR	United Kingdom	33,807	1,339,771
				12,053,277
	Professional Services 0.0%†
[a,b]	Falcon’s Beyond Global Inc., A, 3/16/26, wts.	United States	180	176
	Real Estate Management & Development 0.0%†
[e]	Esr Group Ltd., 144A	China	75,861	111,529
	Retail REITs 0.0%†
[b]	Retail Opportunity Investments Corp.	United States	9,130	158,862
	Semiconductors & Semiconductor Equipment 0.1%
[a]	Enphase Energy Inc.	United States	1,900	135,565
[a]	First Solar Inc.	United States	1,592	317,238
				452,803
	Software 0.4%
[a,b]	ANSYS Inc.	United States	577	202,585
[a,b]	Aspen Technology Inc.	United States	321	80,250

franklintempleton.com	Semiannual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Software (continued)
[a,d]	Bitdeer Technologies Group	United States	24,386	$347,988
	Fuji Soft Inc.	Japan	4,371	280,271
[a,b]	Hashicorp Inc., A	United States	21,627	727,100
[a,b]	Matterport Inc.	United States	48,183	229,351
[a,d]	Microstrategy Inc., A	United States	226	87,568
[a,b]	Smartsheet Inc., A	United States	8,319	465,448
				2,420,561
	Specialized REITs 0.0%†
[b]	Uniti Group Inc.	United States	37,283	220,343
	Trading Companies & Distributors 0.3%
[a]	Beacon Roofing Supply Inc.	United States	350	39,557
[b]	Herc Holdings Inc.	United States	6,428	1,491,296
				1,530,853
	Total Common Stocks and Other Equity Interests (Cost $91,829,878)			110,644,734
	Exchange Traded Funds 0.1%
[a]	iShares Ethereum Trust ETF	United States	5,527	150,279
	Xtrackers Harvest CSI 300 China A-Shares ETF	China	18,026	491,749
	Total Exchange Traded Funds (Cost $649,529)			642,028
	Preferred Stocks 0.0%†
	Financial Services 0.0%†
	FHLMC, 8.375%, pfd., Z	United States	14,928	157,789
	FNMA, 8.25%, pfd., S	United States	6,066	66,119
				223,908
	Total Preferred Stocks (Cost $52,896)			223,908

			Principal Amount*
	Convertible Bonds 11.4%
	Aerospace & Defense 0.2%
[e]	Astronics Corp., senior note, 144A, 5.50%, 3/15/30	United States	161,000		175,126
	Parsons Corp., senior note, 0.25%, 8/15/25	United States	325,000		691,594
					866,720
	Airlines 0.3%
[e]	Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	8,000,000	HKD	1,258,385
	Automobile Components 0.2%
	LCI Industries, senior note, 1.125%, 5/15/26	United States	1,061,000		1,076,077
	Automobiles 0.0%†
[e]	Winnebago Industries Inc., senior note, 144A, 3.25%, 1/15/30	United States	97,000		95,323
	Biotechnology 0.8%
[b]	Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	343,000		279,116
	Cytokinetics Inc., senior note, 3.50%, 7/01/27	United States	190,000		239,616
[b]	Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,464,549
	Exact Sciences Corp., senior note,
	[d]0.375%, 3/15/27	United States	288,000		271,032
	0.375%, 3/01/28	United States	97,000		86,803

12	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Biotechnology (continued)
	Halozyme Therapeutics Inc., senior note, 1.00%, 8/15/28	United States	269,000		$292,081
	Ionis Pharmaceuticals Inc., senior note, 1.75%, 6/15/28	United States	95,000		94,228
	Mannkind Corp., senior note, 2.50%, 3/01/26	United States	826,000		1,149,666
	Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	68,000		112,183
[e]	Pharming Group NV, senior note, Reg S, 4.50%, 4/25/29	Netherlands	200,000	EUR	205,020
	Transmedics Group Inc., senior note, 1.50%, 6/01/28	United States	96,000		117,250
	Travere Therapeutics Inc., senior note,
	2.50%, 9/15/25	United States	191,000		186,703
	[b]2.25%, 3/01/29	United States	19,000		18,714
					4,516,961
	Capital Markets 0.1%
[e]	Wisdomtree Inc., senior note, 144A, 3.25%, 8/15/29	United States	441,000		512,284
	Chemicals 0.0%†
[e]	Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	189,000		23,979
	Communications Equipment 0.3%
	Comcast Holdings Corp.,
	senior bond, 2.00%, 10/15/29	United States	386,500		236,731
	sub. bond, 2.00%, 11/15/29	United States	338,600		224,323
	InterDigital Inc., senior note, 3.50%, 6/01/27	United States	142,000		360,882
	Viavi Solutions Inc., senior note, 1.625%, 3/15/26	United States	659,000		670,944
					1,492,880
	Consumer Cyclical 0.0%†
	Wayfair Inc., senior note, 3.50%, 11/15/28	United States	191,000		245,786
	Consumer Finance 0.2%
	Encore Capital Group Inc., senior note,
	3.25%, 10/01/25	United States	279,000		368,001
	4.00%, 3/15/29	United States	582,000		594,603
[e]	EZCORP Inc., senior note, 144A, 3.75%, 12/15/29	United States	188,000		251,684
[e]	SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	192,000		203,923
					1,418,211
	Diversified Consumer Services 0.1%
	Chegg Inc., senior note, 0.125%, 3/15/25	United States	310,000		301,630
	Diversified Financial Services 0.1%
[e]	Mara Holdings Inc., senior note, 144A, zero cpn., 3/01/30	United States	336,000		430,821
[e]	Terawulf Inc., senior note, 144A, 2.75%, 2/01/30	United States	19,000		23,827
					454,648
	Diversified Telecommunication Services 0.2%
[b,e]	Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	1,109,000		1,038,579
[e]	Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	19,000		16,560
					1,055,139
	Electrical Equipment 0.2%
	Bloom Energy Corp., senior note,
	2.50%, 8/15/25	United States	96,000		163,925
	3.00%, 6/01/28	United States	576,000		937,843
					1,101,768
	Electronic Equipment, Instruments & Components 0.1%
[e]	OSI Systems Inc., senior note, 144A, 2.25%, 8/01/29	United States	285,000		318,202
	PAR Technology Corp., senior note,
	2.875%, 4/15/26	United States	36,000		69,149
	1.50%, 10/15/27	United States	19,000		23,293
					410,644

franklintempleton.com	Semiannual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Energy Equipment & Services 0.1%
[b]	Transocean Inc., senior note, 4.625%, 9/30/29	United States	564,000	$850,873
	Entertainment 0.3%
	Sea Ltd., senior note,
	2.375%, 12/01/25	Singapore	1,170,000	1,561,978
	0.25%, 9/15/26	Singapore	95,000	86,017
				1,647,995
	Equity Real Estate Investment Trusts (REITs) 0.0%†
	Blackstone Mortgage Trust Inc., senior note, 5.50%, 3/15/27	United States	9,000	8,735
[e]	Federal Realty Op LP, senior note, 144A, 3.25%, 1/15/29	United States	97,000	101,153
				109,888
	Financial Services 0.4%
[b]	Block Inc., senior note, 0.125%, 3/01/25	United States	912,000	913,778
	Capital Southwest Corp., senior note, 5.125%, 11/15/29	United States	39,000	39,064
[e]	Repay Holdings Corp., senior note, 144A,
	2.875%, 7/15/29	United States	48,000	45,979
	zero cpn., 2/01/26	United States	682,000	637,329
[e]	Upstart Holdings Inc., senior note, 144A,
	2.00%, 10/01/29	United States	320,000	607,154
	1.00%, 11/15/30	United States	125,000	137,524
				2,380,828
	Food & Beverage 0.0%†
[d]	Mgp Ingredients Inc., senior bond, 1.875%, 11/15/41	United States	272,000	256,265
	Food & Staples Retailing 0.0%†
	The Chefs’ Warehouse Inc., senior note, 2.375%, 12/15/28	United States	218,000	263,899
	Ground Transportation 0.0%†
[e]	Lyft Inc., senior note, 144A, 0.625%, 3/01/29	United States	182,000	202,584
	Health Care Equipment & Supplies 0.6%
	Conmed Corp., senior note, 2.25%, 6/15/27	United States	317,000	295,363
[d]	DexCom Inc., senior note, 0.25%, 11/15/25	United States	294,000	282,700
	Enovis Corp., senior note, 3.875%, 10/15/28	United States	58,000	64,784
[e]	Exact Sciences Corp., senior note, 144A, 2.00%, 3/01/30	United States	19,000	20,390
	Insulet Corp., senior note, 0.375%, 9/01/26	United States	588,000	752,003
	Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	291,000	388,657
[e]	Merit Medical Systems Inc., senior note, 144A, 3.00%, 2/01/29	United States	19,000	25,405
	Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	244,000	233,219
[d,e]	Tandem Diabetes Care Inc., senior note, 144A, 1.50%, 3/15/29	United States	675,000	787,860
[b]	Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	623,000	630,569
				3,480,950
	Health Care Providers & Services 0.2%
	Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	98,000	82,359
[b]	NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	390,000	385,856
[e]	OPKO Health Inc., senior note, 144A, 3.75%, 1/15/29	United States	282,000	396,280
				864,495
	Health Care Technology 0.4%
	Evolent Health Inc., senior note, 1.50%, 10/15/25	United States	388,000	377,330
[e]	Guidewire Software Inc., senior note, 144A, 1.25%, 11/01/29	United States	19,000	20,127
	Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	380,000	375,250
[b]	Integra Lifesciences Holdings Corp., senior note, 0.50%, 8/15/25	United States	885,000	851,816
[e]	Microstrategy Inc., senior note, 144A, zero cpn., 12/01/29	United States	48,000	45,629
	Pagerduty Inc., senior note, 1.50%, 10/15/28	United States	19,000	19,816

14	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Technology (continued)
	Pros Holdings Inc., senior note, 2.25%, 9/15/27	United States	115,000		$111,575
[b]	Unity Software Inc., senior note, zero cpn., 11/15/26	United States	289,000		259,811
					2,061,354
	Healthcare Equipment & Supplies 0.0%†
[d]	Dexcom Inc., senior note, 0.375%, 5/15/28	United States	98,000		88,030
	Hotel & Resort REITs 0.2%
	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	672,000		628,186
	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	338,000		324,199
					952,385
	Hotels, Restaurants & Leisure 0.6%
	Cracker Barrel Old Country Store Inc., senior note, 0.625%, 6/15/26	United States	626,000		579,050
	Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	96,000		84,672
	Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	617,000		610,666
[e]	Flight Centre Travel Group Ltd., senior note, Reg S, 1.625%, 11/01/28	Australia	600,000	AUD	380,813
	Marriott Vacations Worldwide Corp., senior note,
	3.25%, 12/15/27	United States	204,000		194,718
	[b]zero cpn., 1/15/26	United States	932,000		890,433
[b,d]	Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	603,000		688,722
					3,429,074
	Interactive Media & Services 0.1%
	Snap Inc., senior note,
	[d]0.75%, 8/01/26	United States	492,000		485,038
	0.125%, 3/01/28	United States	19,000		15,466
	[e]144A, 0.50%, 5/01/30	United States	281,000		249,314
					749,818
	Internet & Direct Marketing Retail 0.7%
[e]	Delivery Hero SE, senior note, Reg S,
	1.00%, 1/23/27	South Korea	200,000	EUR	198,200
	3.25%, 2/21/30	South Korea	2,000,000	EUR	2,367,515
[d]	Etsy Inc., senior note, 0.25%, 6/15/28	United States	48,000		39,550
[e]	Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	614,001
[d,y]	Pdd Holdings Inc., senior note, zero cpn., 12/01/25	China	95,000		90,630
	The Realreal Inc., senior note, 1.00%, 3/01/28	United States	619,000		402,350
[d]	Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	19,000		20,744
					3,732,990
	IT Services 1.0%
[e]	Applied Digital Corp., senior note, 144A, 2.75%, 6/01/30	United States	19,000		24,252
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	1,111,000		1,052,549
[e]	Core Scientific Inc., senior note, 144A, 3.00%, 9/01/29	United States	126,000		233,158
	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,275,000		1,133,730
[b]	MongoDB Inc., senior note, 0.25%, 1/15/26	United States	772,000		1,224,378
	Okta Inc., senior note, 0.125%, 9/01/25	United States	528,000		510,048
	Seagate HDD Cayman, senior note, 3.50%, 6/01/28	United States	126,000		169,117
[b]	Shift4 Payments Inc., senior note, zero cpn., 12/15/25	United States	300,000		436,974
[b]	Shopify Inc., senior note, 0.125%, 11/01/25	Canada	864,000		892,732
[e]	Snowflake Inc., senior note, 144A,
	zero cpn., 10/01/27	United States	19,000		24,395
	zero cpn., 10/01/29	United States	19,000		24,853
	Western Digital Corp., senior note, 3.00%, 11/15/28	United States	94,000		145,296
					5,871,482

franklintempleton.com	Semiannual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Leisure Products 0.0%†
	NCL Corp. Ltd., senior note,
	[b]1.125%, 2/15/27	United States	189,000		$200,373
	2.50%, 2/15/27	United States	47,000		50,496
					250,869
	Life Sciences Tools & Services 0.1%
	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	337,000		106,616
[e]	Repligen Corp., senior note, 144A, 1.00%, 12/15/28	United States	192,000		200,947
					307,563
	Machinery 0.2%
[e]	Bloom Energy Corp., senior note, 144A, 3.00%, 6/01/29	United States	86,000		131,769
[e]	Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	25,000		22,515
[b]	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	709,000		930,947
					1,085,231
	Media 0.2%
[e]	Liberty Broadband Corp., senior bond, 144A, 3.125%, 6/30/54	United States	193,000		233,291
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	661,000		228,045
	senior note, 3.75%, 2/15/30	United States	1,267,000		430,780
[e]	Liberty Media Corp., senior bond, 144A, 2.375%, 9/30/53	United States	193,000		274,253
					1,166,369
	Metals & Mining 0.0%†
[e]	Fortuna Mining Corp., senior note, 144A, 3.75%, 6/30/29	Canada	97,000		105,548
[e]	Silvercorp Metals Inc., senior note, 144A, 4.75%, 12/15/29	Canada	96,000		98,400
	SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	19,000		18,226
					222,174
	Oil, Gas & Consumable Fuels 0.2%
[d]	Enphase Energy Inc., senior note,
	[b]zero cpn., 3/01/26	United States	923,000		860,592
	zero cpn., 3/01/28	United States	107,000		87,917
					948,509
	Passenger Airlines 0.1%
	American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	480,000		519,235
	Pharmaceuticals 0.5%
	Amphastar Pharmaceuticals Inc., senior note, 2.00%, 3/15/29	United States	47,000		48,048
[e]	ANI Pharmaceuticals Inc., senior note, 144A, 2.25%, 9/01/29	United States	407,000		420,990
	Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	522,000		569,306
	Innoviva Inc., senior note, 2.125%, 3/15/28	United States	655,000		630,688
	Jazz Investments I Ltd., senior note,
	2.00%, 6/15/26	United States	398,000		403,254
	[e]144A, 3.125%, 9/15/30	United States	412,000		445,176
	Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	345,000		332,787
					2,850,249
	Professional Services 0.1%
	Dayforce Inc., senior note, 0.25%, 3/15/26	United States	394,000		381,250
	Real Estate Management & Development 0.1%
	Redfin Corp., senior note, 0.50%, 4/01/27	United States	360,000		272,088
[e]	Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	273,000	CAD	186,069
					458,157
	Semiconductors & Semiconductor Equipment 0.4%
[e]	Ams-Osram AG, ., senior note, Reg S, 2.125%, 11/03/27	Austria	200,000	EUR	163,205
[e]	Microchip Technology Inc., senior note, 144A, 0.75%, 6/01/30	United States	192,000		182,550

16	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Semiconductors & Semiconductor Equipment (continued)
[e]	MKS Instruments Inc., senior note, 144A, 1.25%, 6/01/30	United States	57,000	$58,360
	Penguin Solutions Inc., senior note,
	2.00%, 2/01/29	United States	441,000	487,273
	[e]144A, 2.00%, 8/15/30	United States	330,000	315,552
	Veeco Instruments Inc., senior note,
	3.75%, 6/01/27	United States	198,000	406,395
	2.875%, 6/01/29	United States	204,000	252,001
	Vishay Intertechnology Inc., senior note, 2.25%, 9/15/30	United States	345,000	324,847
	Wolfspeed Inc., senior note, 1.875%, 12/01/29	United States	99,000	43,263
				2,233,446
	Software 1.9%
[e]	Blackline Inc., senior note, 144A, 1.00%, 6/01/29	United States	48,000	53,249
	Confluent Inc., senior note, zero cpn., 1/15/27	United States	149,000	134,064
	Csg Systems International Inc., senior note, 3.875%, 9/15/28	United States	174,000	180,245
	Datadog Inc., senior note, 0.125%, 6/15/25	United States	351,000	583,720
	Dropbox Inc., senior note, zero cpn., 3/01/26	United States	292,000	286,064
	Five9 Inc., senior note,
	[b]0.50%, 6/01/25	United States	664,000	646,271
	[e]144A, 1.00%, 3/15/29	United States	29,000	26,415
[b]	Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	776,000	1,381,850
[d]	Hubspot Inc., senior note, 0.375%, 6/01/25	United States	782,000	1,990,167
	Jamf Holding Corp., senior note, 0.125%, 9/01/26	United States	358,000	322,200
[e]	Marathon Digital Holdings Inc., senior note, 144A, 2.125%, 9/01/31	United States	97,000	161,384
[e]	Microstrategy Inc., senior note, 144A,
	0.625%, 3/15/30	United States	96,000	260,847
	2.25%, 6/15/32	United States	432,000	923,331
	Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	475,000	453,625
	Pegasystems Inc., senior note, 0.75%, 3/01/25	United States	1,270,000	1,260,816
[e]	Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	262,000	181,435
[e]	Progress Software Corp., senior note, 144A, 3.50%, 3/01/30	United States	38,000	46,497
	Q2 Holdings Inc., senior note,
	0.125%, 11/15/25	United States	336,000	334,186
	[d]0.75%, 6/01/26	United States	612,000	779,321
	Ringcentral Inc., senior note,
	zero cpn., 3/15/26	United States	418,000	387,068
	A, zero cpn., 3/01/25	United States	205,000	201,925
	Verint Systems Inc., senior note, 0.25%, 4/15/26	United States	401,000	375,536
				10,970,216
	Specialty Retail 0.2%
	The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	620,000	608,252
	Guess? Inc., senior note, 3.75%, 4/15/28	United States	116,000	116,348
	Wayfair Inc., senior note, 1.00%, 8/15/26	United States	482,000	446,742
				1,171,342
	Technology Hardware, Storage & Peripherals 0.0%†
[e]	Super Micro Computer Inc., senior note, 144A, zero cpn., 3/01/29	United States	288,000	244,080
	Trading Companies & Distributors 0.0%†
	Xometry Inc., senior note, 1.00%, 2/01/27	United States	165,000	159,720
	Utilities 0.0%†
[e]	Evergy Inc., senior note, 144A, 4.50%, 12/15/27	United States	19,000	21,260
	Total Convertible Bonds (Cost $61,309,806)			64,763,015

franklintempleton.com	Semiannual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds in Reorganization 0.0%†
	Airlines 0.0%†
[e,h]	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	348,000		$24,795
	Automobiles 0.0%†
[e,f,h]	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	951,000		4,850
	Chemicals 0.0%†
[h]	Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000		15,235
	Specialty Retail 0.0%†
[e,f,h]	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		5,374
	Total Convertible Bonds in Reorganization (Cost $2,745,091)				50,254
	Corporate Bonds and Notes 6.1%
	Banks 0.5%
[e,i]	Akbank TAS, junior sub. note, 144A, 9.369%, Perpetual	Turkey	536,000		548,800
[e]	Banco de Credito del Peru SA, senior note, 144A, 7.85%, 1/11/29	Peru	1,518,000	PEN	426,949
	European Bank For Reconstruction & Development, senior bond, zero cpn., 7/11/36	Supranational[j]	147,010,000	TRY	307,641
[e]	Jerrold Finco PLC, senior secured note, Reg S, 5.25%, 1/15/27	United Kingdom	216,000	GBP	271,872
[e,i]	Turkiye Vakiflar Bankasi Tao, junior sub. note, 144A, 10.117%, Perpetual	Turkey	679,000		717,519
	Yapi Kredi Bankasi, senior bond, 9.25%, 1/17/34	Turkey	537,000		564,942
					2,837,723
	Biotechnology 0.1%
[e]	Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	234,000	GBP	286,632
	Building Products 0.2%
[f,k]	Atlas Security Products, zero cpn., 2/08/28	United States	1,093,204		894,766
	Communications Equipment 0.5%
	Echostar Corp., senior secured note,
	10.75%, 11/30/29	United States	943,000		1,020,892
	[l]PIK, 6.75%, 11/30/30	United States	1,000,000		903,866
[e]	Eutelsat SA, senior note, Reg S, 1.50%, 10/13/28	France	200,000	EUR	163,023
[e]	Virgin Media Vendor Financing Notes III Dac, senior secured note, Reg S, 4.875%, 7/15/28	United Kingdom	219,000	GBP	260,641
[e]	Windstream Services LLC / Windstream Escrow Finance Corp., senior secured note, 144A, 7.75%, 8/15/28	United States	475,000		479,131
					2,827,553
	Diversified Financial Services 0.1%
[e]	Credicorp Capital Sociedad Titulizadora SA, senior bond, 144A, Reg S, 10.10%, 12/15/43	Peru	500,000	PEN	137,674
[e]	Kane Bidco Ltd., senior secured note, Reg S, 5.00%, 2/15/27	United Kingdom	191,000	EUR	202,303
					339,977
	Electric Utilities 0.3%
	Edison International, junior sub. bond,
	8.125%, 6/15/53	United States	602,000		632,716
	7.875%, 6/15/54	United States	830,000		871,840
					1,504,556
	Equity Real Estate Investment Trusts (REITs) 0.3%
[b,e]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	1,777,000		1,889,367

18	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Food 0.3%
[b,e]	Kehe Distributors LLC / Kehe Finance Corp. / Nextwave Distribution Inc., senior secured note, 144A, 9.00%, 2/15/29	United States	1,509,000		$1,581,705
	Food & Staples Retailing 0.1%
[e]	Market Bidco Finco PLC, senior secured note, Reg S, 4.75%, 11/04/27	United Kingdom	400,000	EUR	413,242
	Health Care Providers & Services 0.2%
[e]	Community Health Systems Inc., senior secured note, 144A, 5.625%, 3/15/27	United States	906,000		877,593
	Health Care Technology 0.4%
[e]	Cloud Software Group Inc., senior secured note, 144A, 6.50%, 3/31/29	United States	1,274,000		1,252,631
[b,e]	Open Text Corp., senior secured note, 144A, 6.90%, 12/01/27	Canada	976,000		1,015,194
					2,267,825
	Household Durables 0.3%
[b,e]	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	8.00%, 9/30/28	United States	500,000		512,380
	11.75%, 9/30/29	United States	975,000		1,080,632
					1,593,012
	Industrial Conglomerates 0.0%†
	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 5.25%, 5/15/27	United States	159,000		152,989
	Insurance 0.1%
[e]	Ardonagh Finco Ltd., senior secured note, Reg S, 6.875%, 2/15/31	United Kingdom	500,000	EUR	536,400
	Leisure Products 0.4%
[b,e]	Life Time Inc., senior secured note, 144A, 5.75%, 1/15/26	United States	2,000,000		2,000,529
	Media 0.1%
[e]	CSC Holdings LLC, senior bond, 144A,
	5.75%, 1/15/30	United States	561,000		337,660
	4.625%, 12/01/30	United States	21,000		11,748
	5.00%, 11/15/31	United States	24,000		13,369
					362,777
	Metals & Mining 0.1%
[e,l]	Samarco Mineracao SA, senior note, 144A, PIK, 9.00%, 6/30/31	Brazil	598,983		582,619
	Oil, Gas & Consumable Fuels 0.5%
[n]	ConocoPhillips Co., senior bond, 5.50%, 1/15/55	United States	106,000		106,835
	Ecopetrol SA, senior note, 7.75%, 2/01/32	Colombia	642,000		630,753
[b,e]	Moss Creek Resources Holdings Inc., senior note, 144A, 8.25%, 9/01/31	United States	437,000		429,933
	Petroleos Mexicanos, senior bond, 6.35%, 2/12/48	Mexico	1,502,000		1,037,668
[e]	Yinson Boronia Production BV, senior secured bond, 144A, 8.947%, 7/31/42	Brazil	379,000		404,090
[e]	YPF SA, senior secured note, 144A, 9.50%, 1/17/31	Argentina	379,000		400,428
[e]	YPF Sociedad Anonima, senior note, Reg S, 8.50%, 3/23/25	Argentina	53,250		53,639
					3,063,346
	Passenger Airlines 0.5%
[e,l]	American Airlines Group Inc., senior secured note, 144A, PIK, 10.75%, 2/15/26	United States	3,459,000		3,609,371
	Pharmaceuticals 0.3%
[e]	Bausch Health Cos. Inc., 144A,
	senior bond, 7.25%, 5/30/29	United States	163,000		107,801
	senior bond, 5.25%, 1/30/30	United States	33,000		18,506

franklintempleton.com	Semiannual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Pharmaceuticals (continued)
	senior bond, 5.25%, 2/15/31	United States	54,000		$30,173
	senior note, 5.00%, 2/15/29	United States	159,000		96,010
	senior note, 6.25%, 2/15/29	United States	316,000		203,171
	[b]senior secured note, 5.50%, 11/01/25	United States	1,027,000		1,005,387
					1,461,048
	Real Estate Management & Development 0.1%
[l]	Adler Financing Sarl, 1L, senior secured note, PIK, 12.50%, 12/31/28	Luxembourg	600,000	EUR	654,010
	Software 0.1%
[e]	Alteryx Inc., senior note, 144A, 8.75%, 3/15/28	United States	410,000		419,575
	Specialty Retail 0.4%
[e]	Eg Global Finance PLC, senior secured note, Reg S, 11.00%, 11/30/28	United Kingdom	250,000	EUR	294,149
[e]	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	598,000		506,355
[e]	Mitchells & Butlers Finance PLC, B2, senior secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	384,839	GBP	487,023
[e]	S&S Holdings LLC, senior secured note, 144A, 8.375%, 10/01/31	United States	875,000		886,578
					2,174,105
	Transportation 0.2%
	Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	982,000		854,621
	Total Corporate Bonds and Notes (Cost $32,351,381)				33,185,341
	Corporate Bonds and Notes in Reorganization 0.1%
	Diversified Telecommunication Services 0.1%
[h,l]	Ligado Networks LLC, senior secured note, PIK, 15.50%, 7/07/24	United States	1,339,350		431,940
	Real Estate Management & Development 0.0%†
[e,h]	Kaisa Group Holdings Ltd., Reg S,
	senior note, 11.95%, 10/22/22	China	399,000		21,945
	senior secured note, 8.50%, 6/30/22	China	420,000		23,100
	senior secured note, 11.25%, 4/16/25	China	537,000		31,549
[h]	Zhenro Properties Group Ltd., senior note,
	8.00%, 3/06/23	China	981,000		11,527
	[e]Reg S, 6.63%, 1/07/26	China	203,000		2,030
					90,151
	Total Corporate Bonds and Notes in Reorganization (Cost $1,010,148)				522,091
[o,p]	Senior Floating Rate Interests 2.5%
	Chemicals 0.1%
	Curia Global Inc., Term Loan RC, 8.435%, (3-Month SOFR + 3.85%), 8/30/26	United States	592,002		567,443
	Communications Equipment 0.3%
	Commscope Holding Co. Inc., Initial Term Loan, 7.937%, (1-Month SOFR + 3.36%), 4/06/26	United States	1,975,165		1,940,599
[l]	Riverbed Technology Inc., Exit Term Loan, PIK, 7.104%, (1-Month SOFR + 4.50%), 7/01/28	United States	57,363		35,336
					1,975,935
	Diversified Financial Services 0.4%
[f]	Midcap Financial Issuer Trust, Initial Term Loan, 10.00%, 11/01/27	United States	2,000,000		2,040,000
	Sabre Financial Borrower LLC, Initial Term Loan, 12.14%, (1-Month SOFR + 1.75), 12/15/28	United States	475,000		516,712
					2,556,712

20	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[o,p]	Senior Floating Rate Interests (continued)
	Diversified Telecommunication Services 0.0%†
	Ligado Networks LLC, Bank Debt Term Loan,
	17.50%, 1/01/40	United States	15,096	$14,441
	[f]17.50%, 6/07/30	United States	40,251	32,804
				47,245
	Energy - Alternate Sources 0.1%
	Enviva Inc., Term Loan RC, 11.75%, (1-Month SOFR + 2.25%), 6/30/27	United States	431,000	433,155
	Food & Staples Retailing 0.4%
	H-Food Holdings LLC,
	[q]Initial Term Loan, 9.006%, (3-Month SOFR + 3.95%), 5/23/25	United States	978,210	516,495
	[q]Initial Term Loan, 9.319%, (3-Month SOFR + 4.26%), 5/23/25	United States	309,299	163,310
	Incremental Term Loan B-3, 10.319%, (3-Month SOFR + 5.26%), 5/23/25	United States	49,841	26,316
	Market Bidco Ltd., Facility B4, 10.06%, (1-Day SONIA + 5.36%), 11/04/30	United Kingdom	1,240,000	1,587,420
				2,293,541
	Health Care Providers & Services 0.0%†
	Gainwell Acquisition Corp, Term Loan B, 8.704%, (1-Month SOFR + 4.10%), 10/01/27	United States	112,551	108,065
	Household Durables 0.1%
	Steinhoff International Holdings NV., Facility B1, 9.172%, (1-Month EURIBOR + 5.50%), 6/30/26	United States	505,763	551,173
	Leisure Products 0.1%
	Peloton Interactive Inc., Initial Term Loan, 10.573%, (1-Month SOFR + 6.00%), 5/30/29	United States	554,222	568,252
	Media 0.5%
[q]	Altice USA Inc., Term Loan B-5, 7.174%, (1-Month SOFR + 2.50%), 4/15/27	United States	48,846	45,131
[q]	CSC Holdings LLC, Term Loan B, 9.109%, (1-Month SOFR + 4.50%), 1/18/28	United States	2,707,024	2,663,887
				2,709,018
	Oil, Gas & Consumable Fuels 0.2%
	Euro Garage Ltd., Term Loan B-1, 8.477%, (3-Month EURIBOR + 4.00%), 2/07/28	Germany	1,250,000	1,326,368
	Pharmaceuticals 0.2%
[q]	Bausch Health Cos. Inc., Term Loan B, 9.923%, (1-Month SOFR + 5.35%), 2/01/27	United States	1,000,987	987,364
	Professional Services 0.0%†
	CoreLogic Inc., Term Loan B, 8.187%, (1-Month SOFR + 3.61%), 6/02/28	United States	30,774	30,673
	Transportation & Logistics 0.1%
	Forward Air Corp., Term Loan B, 9.085%, (1-Month SOFR + 4.50%), 12/19/30	United States	379,024	381,291
	Total Senior Floating Rate Interests (Cost $14,551,099)			14,536,235

franklintempleton.com	Semiannual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities 3.4%
[e]	Development Bank of Kazakhstan JSC, senior note, 144A, 13.489%, 5/23/28	Kazakhstan	100,000,000	KZT	$190,702
	Government of Argentina, senior bond,
	4.125%, 7/09/46	Argentina	1,364,000		866,510
	zero cpn., 12/15/35	Argentina	5,480,000		178,100
	zero cpn., 12/15/35	Argentina	2,167,000	EUR	191,422
	Government of Colombia, senior bond,
	B, 7.00%, 6/30/32	Colombia	3,525,100,000	COP	651,164
	B, 13.25%, 2/09/33	Colombia	2,580,700,000	COP	659,940
	7.75%, 11/07/36	Colombia	695,000		698,545
	B, 7.25%, 10/26/50	Colombia	2,539,400,000	COP	370,449
	8.75%, 11/14/53	Colombia	561,000		590,008
	8.375%, 11/07/54	Colombia	730,000		738,927
[e]	Government of Dominican Republic, senior bond, 144A,
	11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	202,065
	10.75%, 6/01/36	Dominican Republic	42,750,000	DOP	753,720
	Government of Egypt, senior note, zero cpn., 12/10/24	Egypt	67,100,000	EGP	1,349,219
	Government of Ecuador, senior bond,
	5.00%, 7/31/40	Ecuador	558,000		281,414
	[e]Reg S, 5.50%, 7/31/35	Ecuador	262,000		144,856
	Government of El Salvador, senior bond,
	9.50%, 7/15/52	El Salvador	185,000		192,136
	[e]144A, 9.65%, 11/21/54	El Salvador	250,000		263,521
[e]	Government of Germany, senior bond, Reg S,
	zero cpn., 2/15/32	Germany	155,660	EUR	143,418
	1.70%, 8/15/32	Germany	547,200	EUR	568,216
[e]	Government of Ghana, senior note, 144A,
	5.00%, 7/03/29	Ghana	323,312		284,601
	zero cpn., 7/03/26	Ghana	361,952		338,077
	zero cpn., 1/03/30	Ghana	70,183		55,396
	Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	14,406,000,000	IDR	920,056
	Government of Italy, senior note, 1.25%, 2/17/26	Italy	350,000		335,810
	Government of Ivory Coast,
	[e]senior bond, 144A, 8.25%, 1/30/37	Ivory Coast	262,000		261,507
	senior note, 7.625%, 1/30/33	Ivory Coast	200,000		199,685
[e]	Government of Pakistan, senior note, Reg S, 6.00%, 4/08/26	Pakistan	618,000		579,901
[e]	Government of Peru, senior bond, 144A, 7.60%, 8/12/39	Peru	1,301,000	PEN	365,778
	Government of Senegal,
	[e]senior bond, Reg S, 4.75%, 3/13/28	Senegal	375,000	EUR	375,054
	senior note, 7.75%, 6/10/31	Senegal	450,000		419,021
	Government of South Africa, senior bond,
	[e]144A, 7.10%, 11/19/36	South Africa	470,000		474,712
	[e]144A, 7.95%, 11/19/54	South Africa	515,000		521,667
	8.50%, 1/31/37	South Africa	32,525,000	ZAR	1,554,937
[e]	Government of Tunisian Republic, Reg S,
	senior bond, 5.75%, 1/30/25	Tunisia	869,000		858,027
	senior note, 6.375%, 7/15/26	Tunisia	293,000	EUR	290,702
	Government of Turkey, senior note,
	31.08%, 11/08/28	Turkey	5,371,000	TRY	155,439
	26.20%, 10/05/33	Turkey	8,624,000	TRY	238,868
	Government of Zambia, senior bond,
	5.75%, 6/30/33	Zambia	131,111		116,256
	[e]144A, 5.75%, 6/30/33	Zambia	262,223		232,513
	[e]144A, 0.50%, 12/31/53	Zambia	765,000		436,780

22	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Foreign Government and Agency Securities (continued)
[e]	Hazine Mustesarligi Varlik Kiralama AS, senior note, 144A, 6.50%, 4/26/30	Turkey	612,000	$611,869
[e]	Istanbul Metropolitan Municipality, senior note, 144A, 10.50%, 12/06/28	Turkey	259,000	283,472
[e]	Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	1,314,824	856,279
	Total Foreign Government and Agency Securities (Cost $18,340,250)			19,800,739
	Foreign Government and Agency Securities in Reorganization 0.5%
[e,h]	Government of Sri Lanka, senior bond, Reg S, 7.55%, 3/28/30	Sri Lanka	567,000	384,096
[e,h,m]	Government of Ukraine, senior bond, FRN, Reg S, 7.75%, 8/01/41	Ukraine	2,572,000	1,952,752
[e,h]	Government of Venezuela, senior bond, Reg S,
	9.00%, 5/07/23	Venezuela	684,000	92,939
	11.75%, 10/21/26	Venezuela	624,000	92,352
	Total Foreign Government and Agency Securities in Reorganization (Cost $1,586,982)			2,522,139
	U.S. Government and Agency Securities 1.3%
	U.S. Treasury Bond,
	4.625%, 5/15/44	United States	84,000	85,588
	4.625%, 5/15/54	United States	44,000	45,753
	4.25%, 8/15/54	United States	238,000	232,831
	U.S. Treasury Note,
	3.50%, 9/30/26	United States	86,000	84,938
	4.125%, 10/31/26	United States	291,000	290,614
	3.625%, 8/31/29	United States	242,000	237,226
	3.50%, 9/30/29	United States	452,000	440,400
	4.00%, 10/31/29	United States	1,152,000	1,147,095
	4.125%, 10/31/29	United States	1,824,000	1,827,064
	3.875%, 8/15/34	United States	863,200	841,283
	4.25%, 11/15/34	United States	2,209,000	2,219,182
	Total U.S. Government and Agency Securities (Cost $7,403,225)			7,451,974

	Number of Contracts	Notional Amount#
Options Purchased 0.0%†
Calls - Exchange-Traded 0.0%†
Albertsons Cos Inc., A, January Strike Price $20.00, Expires 1/17/25	55	105,270	9,790
Albertsons Cos Inc., A, January Strike Price $22.00, Expires 1/17/25	255	500,310	30,600
Enphase Energy Inc., December Strike Price $85.00, Expires 12/20/24	5	35,170	410
Evolent Health Inc., December Strike Price $17.50, Expires 12/20/24	10	11,250	100
Evolent Health Inc., December Strike Price $27.50, Expires 12/20/24	4	4,500	120
Evolent Health Inc., December Strike Price $30.00, Expires 12/20/24	3	3,375	30
Forward Air Corp., December Strike Price $40.00, Expires 12/20/24	22	74,272	1,980
Global X Uranium ETF, January Strike Price $40.00, Expires 1/17/25	277	885,015	4,155
Golar LNG Ltd., December Strike Price $39.00, Expires 12/20/24	27	89,883	5,130
GXO Logistics Inc., March Strike Price $65.00, Expires 3/21/25	23	114,632	7,015
Juniper Networks Inc., December Strike Price $39.00, Expires 12/20/24	284	1,044,552	5,680
MannKind Corp., December Strike Price $7.00, Expires 12/20/24	19	12,787	570
Match Group Inc., December Strike Price $35.00, Expires 12/20/24	12	39,108	600
United States Steel Corp., January Strike Price $50.00, Expires 1/17/25	62	240,870	11,470
United States Steel Corp., January Strike Price $57.50, Expires 1/17/25	10	37,910	70
Vishay Intertechnology Inc., December Strike Price $20.00, Expires 12/20/24	10	18,260	490
			78,210

franklintempleton.com	Semiannual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts - Exchange-Traded 0.0%†
Albertsons Cos Inc., A, January Strike Price $19.00, Expires 1/17/25	137	268,794	$16,440
Assured Guaranty Ltd., January Strike Price $70.00, Expires 1/17/25	20	160,160	800
Assured Guaranty Ltd., January Strike Price $75.00, Expires 1/17/25	14	112,112	420
Best Buy Co. Inc., March Strike Price $75.00, Expires 3/21/25	53	475,940	6,943
The Boeing Co., June Strike Price $140.00, Expires 6/20/25	4	62,668	3,220
The Boeing Co., June Strike Price $145.00, Expires 6/20/25	30	470,010	30,000
Frontier Communications Parent Inc., December Strike Price $32.50, Expires 12/20/24	80	276,160	800
Lincoln National Corp., January Strike Price $25.00, Expires 1/17/25	256	821,760	1,280
SPDR S&P 500 ETF Trust, December Strike Price $575.00, Expires 12/20/24	13	788,658	1,508
SPDR S&P 500 ETF Trust, January Strike Price $598.00, Expires 1/10/25	78	4,731,948	48,750
Spirit AeroSystems Holdings Inc., June Strike Price $20.00, Expires 6/20/25	130	421,200	11,700
United States Steel Corp., January Strike Price $35.00, Expires 1/17/25	40	155,400	9,920
			131,781
Total Options Purchased (Cost $343,313)			209,991
Total Investments before Short Term Investments (Cost $232,173,598)			254,552,449

		Country	Shares
	Short Term Investments 49.7%
	Money Market Funds 37.9%
[r,s]	Dreyfus Government Cash Management, Institutional, 4.51%	United States	144,452,681	144,452,681
[r]	Fidelity Investments Money Market Government Portfolio, Institutional, 4.50%	United States	72,070,517	72,070,517
	Total Money Market Funds (Cost $216,523,198)			216,523,198
[t]	Investments from Cash Collateral Received for Loaned Securities (Cost $1,780,000) 0.3%
	Money Market Fund 0.3%
[r,u]	Institutional Fiduciary Trust Money Market Portfolio, 4.37%	United States	1,780,000	1,780,000

			Principal Amount*
	U.S. Government and Agency Securities 11.5%
[v]	U.S. Treasury Bill,
	12/05/24	United States	12,270,200	12,265,660
	12/26/24	United States	12,000,000	11,963,680
	1/09/25	United States	7,000,000	6,966,848
	1/30/25	United States	12,500,000	12,408,914
	2/06/25	United States	10,000,000	9,919,425
	2/20/25	United States	12,300,000	12,180,355
	Total U.S. Government and Agency Securities (Cost $65,693,552)			65,704,882
	Total Short Term Investments (Cost $283,996,750)			284,008,080

24	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

Value
Total Investments (Cost $516,170,348) 94.4%	$538,560,529
Options Written (0.0)%†	(64,469)
Securities Sold Short (18.0)%	(102,604,926)
Other Assets, less Liabilities 23.6%	134,766,597
Net Assets 100.0%	$570,657,731

		Number of Contracts	Notional Amount#
[w]	Options Written (0.0)%†
	Calls - Exchange-Traded (0.0)%†
	Albertsons Cos Inc., A, January Strike Price $27.00, Expires 1/17/25	255	500,310	(3,825)
	Forward Air Corp., December Strike Price $45.00, Expires 12/20/24	22	74,272	(660)
	Golar LNG Ltd., December Strike Price $43.00, Expires 12/20/24	41	173,348	(2,337)
	GXO Logistics Inc., March Strike Price $70.00, Expires 3/21/25	23	114,632	(2,760)
	United States Steel Corp., January Strike Price $52.50, Expires 1/17/25	62	235,042	(4,340)
				(13,922)
	Puts - Exchange-Traded (0.0)%†
	Albertsons Cos Inc., A, January Strike Price $15.00, Expires 1/17/25	171	335,502	(3,420)
	Albertsons Cos Inc., A, January Strike Price $17.00, Expires 1/17/25	171	335,502	(9,405)
	The Boeing Co., June Strike Price $120.00, Expires 6/20/25	25	391,675	(7,550)
	MongoDB Inc., December Strike Price $200.00, Expires 12/20/24	19	635,189	(494)
	SPDR S&P 500 ETF Trust, January Strike Price $580.00, Expires 1/10/25	78	4,731,948	(23,400)
	United States Steel Corp., January Strike Price $30.00, Expires 1/17/25	40	155,400	(3,320)
	United States Steel Corp., June Strike Price $25.00, Expires 6/20/25	29	109,939	(2,958)
				(50,547)
	Total Options Written (Premiums Received $94,985)			(64,469)

		Country	Shares
[x]	Securities Sold Short (18.0)%
	Common Stocks (7.1)%
	Aerospace & Defense (0.2)%
	Astronics Corp.	United States	3,912	(63,179)
	The Boeing Co.	United States	263	(40,881)
	General Electric Co.	United States	3,091	(563,056)
				(667,116)
	Automobile Components (0.2)%
	LCI Industries	United States	2,436	(294,293)
	Mobileye Global Inc., A	Israel	14,825	(267,591)
				(561,884)
	Automobiles (0.3)%
	Mercedes-Benz Group AG	Germany	9,906	(557,726)
	Rivian Automotive Inc., A	United States	22,440	(274,441)
	Winnebago Industries Inc.	United States	587	(34,363)
				(866,530)
	Beverages (0.1)%
	Mgp Ingredients Inc.	United States	650	(30,082)
	Biotechnology (0.5)%
	Cytokinetics Inc.	United States	2,724	(141,267)
	Dynavax Technologies Corp.	United States	83,227	(1,070,299)
	Exact Sciences Corp.	United States	1,735	(107,709)
	Halozyme Therapeutics Inc.	United States	3,203	(154,385)
	Ionis Pharmaceuticals Inc.	United States	892	(31,871)

franklintempleton.com	Semiannual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Biotechnology (continued)
	Mannkind Corp.	United States	116,863	$(792,331)
	Mirum Pharmaceuticals Inc.	United States	1,895	(87,587)
	Pharming Group NV	Netherlands	74,889	(57,879)
	Travere Therapeutics Inc.	United States	894	(16,816)
				(2,460,144)
	Broadline Retail (0.0)%†
	Etsy Inc.	United States	22	(1,207)
	Pdd Holdings Inc., ADR	China	58	(5,600)
				(6,807)
	Building Products (0.0)%†
	Lennox International, Inc.	United States	374	(249,507)
	Capital Markets (0.1)%
	Ares Capital Corp.	United States	21,219	(470,001)
	Capital Southwest Corp.	United States	847	(19,955)
	Wisdomtree Inc.	United States	28,616	(341,961)
				(831,917)
	Chemicals (0.2)%
	Danimer Scientific Inc.	United States	565	(3,673)
	Dow Inc.	United States	13,258	(586,136)
	Linde PLC	United States	811	(373,863)
				(963,672)
	Communications Equipment (0.0)%†
	Viavi Solutions Inc.	United States	17,984	(178,761)
	Consumer Finance (0.3)%
	Encore Capital Group Inc.	United States	11,927	(586,630)
	EZCORP Inc., A	United States	14,495	(185,536)
	SoFi Technologies Inc.	United States	4,466	(73,287)
	Upstart Holdings Inc.	United States	7,470	(588,561)
				(1,434,014)
	Consumer Staples Distribution & Retail (0.0)%†
	The Chefs’ Warehouse Inc.	United States	3,808	(170,256)
	Containers & Packaging (0.2)%
	International Paper Co.	United States	17,142	(1,008,464)
	Electric Utilities (0.2)%
	Avangrid Inc.	United States	8,437	(304,576)
	Evergy Inc.	United States	202	(13,055)
	The Southern Co.	United States	9,358	(834,078)
				(1,151,709)
	Electrical Equipment (0.3)%
	ABB Ltd.	Switzerland	7,273	(415,375)
	Bloom Energy Corp., A	United States	34,950	(959,378)
	Plug Power Inc.	United States	46,752	(104,724)
				(1,479,477)
	Electronic Equipment, Instruments & Components (0.1)%
	OSI Systems Inc.	United States	1,115	(197,801)
	PAR Technology Corp.	United States	5,801	(470,693)
	Vishay Intertechnology Inc.	United States	6,056	(115,670)
				(784,164)

26	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Energy Equipment & Services (0.2)%
	Schlumberger NV	United States	6,556	$(288,071)
	Transocean Ltd.	United States	138,048	(607,411)
				(895,482)
	Entertainment (0.2)%
	Live Nation Entertainment Inc.	United States	1,583	(218,850)
	Sea Ltd., ADR	Singapore	10,156	(1,155,753)
	Spotify Technology SA	United States	20	(9,539)
				(1,384,142)
	Financial Services (0.1)%
	Block Inc., A	United States	959	(84,919)
	Repay Holdings Corp., A	United States	2,290	(18,503)
	Shift4 Payments Inc., A	United States	3,307	(377,263)
				(480,685)
	Ground Transportation (0.0)%†
	Lyft Inc., A	United States	6,273	(108,899)
	Health Care Equipment & Supplies (0.3)%
	Conmed Corp.	United States	623	(46,127)
	DexCom Inc.	United States	218	(17,002)
	Enovis Corp.	United States	672	(32,800)
	Insulet Corp.	United States	1,993	(531,693)
	Lantheus Holdings Inc.	United States	2,770	(247,278)
	Merit Medical Systems Inc.	United States	186	(19,325)
	Tandem Diabetes Care Inc.	United States	15,495	(474,612)
	Transmedics Group Inc.	United States	765	(66,333)
	Varex Imaging Corp.	United States	7,756	(129,370)
				(1,564,540)
	Health Care Providers & Services (0.1)%
	Guardant Health Inc.	United States	211	(7,514)
	OPKO Health Inc.	United States	196,558	(302,699)
				(310,213)
	Hotel & Resort REITs (0.0)%†
	Pebblebrook Hotel Trust	United States	6,697	(92,754)
	Summit Hotel Properties Inc.	United States	8,145	(53,594)
				(146,348)
	Hotels, Restaurants & Leisure (0.2)%
	The Cheesecake Factory Inc.	United States	2,833	(143,463)
[e]	Delivery Hero SE, A, 144A	South Korea	595	(24,480)
	Draftkings Inc., A	United States	458	(19,992)
	Expedia Group Inc.	United States	789	(145,665)
	Flight Centre Travel Group Ltd.	Australia	6,411	(73,421)
	Marriott Vacations Worldwide Corp.	United States	1,346	(133,590)
	Norwegian Cruise Line Holdings Ltd.	United States	3,886	(104,494)
	Penn Entertainment Inc.	United States	14,644	(316,164)
				(961,269)
	Household Durables (0.1)%
	Lennar Corp., A	United States	2,644	(461,087)
	Independent Power & Renewable Electricity Producers (0.1)%
	Maxeon Solar Technologies	United States	3,126	(25,321)
	Talen Energy Corp., A	United States	2,199	(471,487)

franklintempleton.com	Semiannual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Independent Power & Renewable Electricity Producers (continued)
	Vistra Corp.	United States	1,998	$(319,360)
				(816,168)
	Industrial Conglomerates (0.1)%
	Honeywell International Inc.	United States	2,935	(683,650)
	Industrial REITs (0.1)%
	Prologis Property Mexico SA de CV	Mexico	198,546	(591,343)
	Interactive Media & Services (0.0)%†
	Match Group Inc.	United States	69	(2,259)
	Snap Inc., A	United States	15,355	(181,343)
				(183,602)
	IT Services (0.3)%
	Applied Digital Corp.	United States	1,579	(15,948)
	Cloudflare Inc., A	United States	1,596	(159,329)
	Core Scientific Inc.	United States	10,104	(180,660)
	MongoDB Inc., A	United States	3,802	(1,226,107)
	Shopify Inc., A	Canada	2,684	(310,270)
	Snowflake Inc., A	United States	183	(31,988)
				(1,924,302)
	Life Sciences Tools & Services (0.0)%†
	Inotiv Inc.	United States	2,284	(8,359)
	Mesa Laboratories Inc.	United States	19	(2,226)
	Repligen Corp.	United States	601	(90,475)
				(101,060)
	Machinery (0.3)%
	Desktop Metal Inc., A	United States	778	(3,237)
	The Greenbrier Cos. Inc.	United States	10,055	(683,740)
	Illinois Tool Works Inc.	United States	3,645	(1,011,560)
				(1,698,537)
	Media (0.0)%†
	Charter Communications Inc., A	United States	369	(146,480)
	Metals & Mining (0.0)%†
	Fortuna Mining Corp.	Canada	10,537	(50,367)
	Lundin Mining Corp., Common Subscription Receipt	Chile	15,021	(147,404)
	Silvercorp Metals Inc.	Canada	13,285	(43,708)
	SSR Mining Inc.	Canada	224	(1,301)
				(242,780)
	Mortgage Real Estate Investment Trusts (REITs) (0.0)%†
	Blackstone Mortgage Trust Inc., A	United States	24	(461)
	Multi-Utilities (0.4)%
	DTE Energy Co.	United States	6,998	(880,208)
	Public Service Enterprise Group Inc.	United States	7,945	(749,213)
	WEC Energy Group Inc.	United States	7,790	(787,180)
				(2,416,601)
	Passenger Airlines (0.1)%
	American Airlines Group Inc.	United States	13,942	(202,438)
	Cathay Pacific Airways Ltd.	Hong Kong	414,000	(517,791)
				(720,229)

28	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Pharmaceuticals (0.2)%
	Amphastar Pharmaceuticals Inc.	United States	456	$(20,607)
	ANI Pharmaceuticals Inc.	United States	3,676	(210,377)
	Collegium Pharmaceutical Inc.	United States	10,529	(321,135)
	Innoviva Inc.	United States	12,368	(234,868)
	Jazz Pharmaceuticals PLC	United States	2,814	(342,154)
				(1,129,141)
	Professional Services (0.1)%
	CSG Systems International Inc.	United States	1,312	(71,910)
	Dayforce Inc.	United States	626	(50,074)
	Parsons Corp.	United States	7,245	(694,868)
				(816,852)
	Real Estate Management & Development (0.0)%†
	Redfin Corp.	United States	1,599	(15,174)
	Storagevault Canada Inc.	Canada	5,595	(16,304)
				(31,478)
	Retail REITs (0.0)%†
	Federal Realty Investment Trust, REIT	United States	437	(50,976)
	Semiconductors & Semiconductor Equipment (0.2)%
	Enphase Energy Inc.	United States	93	(6,635)
	Microchip Technology Inc.	United States	482	(32,858)
	MKS Instruments Inc.	United States	248	(28,183)
	Penguin Solutions Inc.	United States	23,224	(421,283)
	Veeco Instruments Inc.	United States	18,916	(527,189)
				(1,016,148)
	Software (1.2)%
	Bitdeer Technologies Group	United States	24,386	(347,988)
	Blackline Inc.	United States	508	(31,501)
	Confluent Inc., A	United States	294	(9,067)
	Datadog Inc., A	United States	3,764	(574,951)
	Dropbox Inc., A	United States	1,819	(50,314)
	Five9 Inc.	United States	184	(7,596)
	Guidewire Software Inc.	United States	6,874	(1,394,666)
	HubSpot Inc.	United States	2,768	(1,995,866)
	InterDigital Inc.	United States	1,831	(358,803)
	Marathon Digital Holdings Inc.	United States	15,527	(425,750)
	Microstrategy Inc., A	United States	2,649	(1,026,408)
	Mitek Systems Inc.	United States	1,223	(11,398)
	Pagerduty Inc.	United States	382	(8,114)
	Pegasystems Inc.	United States	371	(35,234)
	Progress Software Corp.	United States	416	(28,459)
	PROS Holdings Inc.	United States	1,202	(27,850)
	Q2 Holdings Inc.	United States	6,016	(630,116)
	Synopsys Inc.	United States	199	(111,139)
	Terawulf Inc.	United States	1,921	(15,157)
	Verint Systems Inc.	United States	471	(11,869)
				(7,102,246)
	Specialty Retail (0.0)%†
	Guess? Inc.	United States	2,366	(38,945)
	Wayfair Inc., A	United States	3,797	(175,573)
				(214,518)

franklintempleton.com	Semiannual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares	Value
[x]	Securities Sold Short (continued)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (0.0)%†
	Seagate Technology Holdings PLC	United States	1,152	$(116,732)
	Super Micro Computer Inc.	United States	807	(26,341)
	Western Digital Corp.	United States	1,507	(109,996)
				(253,069)
	Trading Companies & Distributors (0.0)%†
	Xometry Inc., A	United States	1,325	(41,141)
	Water Utilities (0.1)%
	American Water Works Co. Inc.	United States	6,190	(847,659)
	Total Common Stocks (Proceeds $38,640,616)			(40,185,610)
	Preferred Stocks (Proceeds $137,979) (0.0)%†
	Automobiles (0.0)%†
	Volkswagen AG, pfd., 2.08%	Germany	1,041	(89,371)
	Exchange Traded Funds (5.7)%
	Health Care Select Sector SPDR Fund	United States	61,815	(9,112,149)
	iShares iBoxx High Yield Corporate Bond ETF	United States	14,571	(1,166,263)
	iShares U.S. Healthcare Providers ETF	United States	114,769	(6,272,126)
	iShares U.S. Medical Devices ETF	United States	72,901	(4,454,980)
	iShares U.S. Pharmaceuticals ETF	United States	82,364	(5,702,883)
	SPDR S&P Biotech ETF	United States	60,114	(5,988,557)
	Total Exchange Traded Funds (Proceeds $32,715,804)			(32,696,958)

			Principal Amount*
	Convertible Bonds and Notes (0.1)%
	Broadline Retail (0.1)%
[e]	Alibaba Group Holding Ltd., senior note, 144A, 0.50%, 6/01/31	China	193,000	(209,225)
	Passenger Airlines (0.0)%†
	Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	66,000	(61,380)
	Semiconductors & Semiconductor Equipment (0.0)%†
	Wolfspeed Inc., senior note, 1.75%, 5/01/26	United States	99,000	(87,862)
	Software (0.0)%†
[e]	Microstrategy Inc., senior note, 144A, 0.875%, 3/15/31	United States	68,000	(128,634)
	Total Convertible Bonds and Notes (Proceeds $435,842)			(487,101)
	Corporate Bonds and Notes (3.2)%
	Automobile Components (0.0)%†
[e]	Adient Global Holdings Ltd., senior note, 144A, 8.25%, 4/15/31	United States	622,000	(650,237)
	Banks (0.1)%
[e,i]	Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(737,369)
	KeyBank NA, senior note, 4.90%, 8/08/32	United States	155,000	(150,134)
				(887,503)

30	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[x]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Building Products (0.2)%
	3M Co., senior bond, 2.375%, 8/26/29	United States	310,000	$(280,803)
[e]	Ameritex Holdco Intermediate LLC, senior secured note, 144A, 10.25%, 10/15/28	United States	846,000	(901,607)
				(1,182,410)
	Chemicals (0.1)%
[e]	The Chemours Co., senior note, 144A, 4.625%, 11/15/29	United States	561,000	(501,271)
	Commercial Services (0.1)%
[e]	Sabre Glbl Inc., senior secured note, 144A, 8.625%, 6/01/27	United States	475,000	(469,862)
	Commercial Services & Supplies (0.1)%
[e]	Allied Universal Holdco LLC / Allied Universal Finance Corp., senior note, 144A, 6.00%, 6/01/29	United States	385,000	(353,683)
	Communications Equipment (0.3)%
[e]	Equipmentshare.Com Inc., 144A,
	secured note, 8.625%, 5/15/32	United States	268,000	(281,133)
	senior secured note, 9.00%, 5/15/28	United States	1,470,000	(1,534,942)
				(1,816,075)
	Construction Materials (0.1)%
[e]	Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	622,000	(613,531)
	Consumer Finance (0.2)%
	Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	178,000	(178,808)
	OneMain Finance Corp., senior bond, 5.375%, 11/15/29	United States	729,000	(710,243)
				(889,051)
	Containers & Packaging (0.0)%†
[e]	Owens-Brockway Glass Container Inc., senior note, 144A, 7.25%, 5/15/31	United States	186,000	(185,534)
	Diversified Financial Services (0.2)%
	Assured Guaranty US Holdings Inc., senior bond,
	3.15%, 6/15/31	United States	256,000	(230,272)
	3.60%, 9/15/51	United States	130,000	(94,883)
[e]	Benteler International AG, senior secured note, 144A, 10.50%, 5/15/28	Austria	110,000	(115,349)
	Lincoln National Corp., senior bond, 3.35%, 3/09/25	United States	175,000	(174,034)
[e]	Wash Multifamily Acquisition Inc., senior secured note, 144A, 5.75%, 4/15/26	United States	671,000	(670,882)
				(1,285,420)
	Equity Real Estate Investment Trusts (REITs) (0.1)%
[e]	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.375%, 6/15/26	United States	510,000	(493,296)
	Food & Staples Retailing (0.1)%
	Walgreens Boots Alliance Inc., senior note, 8.125%, 8/15/29	United States	314,000	(316,387)
	Food Products (0.0)%†
[e]	B&G Foods Inc., senior secured note, 144A, 8.00%, 9/15/28	United States	273,000	(281,260)
	Industrial Conglomerates (0.1)%
	3M Co.,
	senior bond, 2.25%, 9/19/26	United States	220,000	(211,090)
	senior note, 2.00%, 2/14/25	United States	69,000	(68,611)

franklintempleton.com	Semiannual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
[x]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Industrial Conglomerates (continued)
	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note, 9.00%, 6/15/30	United States	139,000		$(138,075)
					(417,776)
	Insurance (0.2)%
	MetLife Inc., senior bond,
	6.50%, 12/15/32	United States	596,000		(667,142)
	6.375%, 6/15/34	United States	251,000		(277,401)
					(944,543)
	Media (0.2)%
[e]	LCPR Senior Secured Financing DAC, senior secured note, 144A,
	6.75%, 10/15/27	United States	229,000		(208,593)
	5.125%, 7/15/29	United States	66,000		(54,233)
[e]	Univision Communications Inc., senior secured note, 144A,
	4.50%, 5/01/29	United States	144,000		(129,365)
	7.375%, 6/30/30	United States	851,000		(821,197)
					(1,213,388)
	Metals & Mining (0.1)%
[e]	Cleveland-Cliffs Inc., senior note, 144A, 6.875%, 11/01/29	United States	391,000		(394,027)
	Oil, Gas & Consumable Fuels (0.3)%
[e]	Helmerich & Payne Inc., 144A,
	senior bond, 5.50%, 12/01/34	United States	371,000		(360,113)
	senior note, 4.85%, 12/01/29	United States	412,000		(403,313)
[e]	Nabors Industries Ltd., senior note, 144A, 7.50%, 1/15/28	United States	181,000		(175,589)
[e]	Saturn Oil & Gas Inc., senior secured note, 144A, 9.625%, 6/15/29	Canada	312,000		(313,929)
[e]	SM Energy Co., senior note, 144A, 7.00%, 8/01/32	United States	177,000		(177,993)
					(1,430,937)
	Pharmaceuticals (0.3)%
[e]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A,
	senior bond, 5.125%, 4/30/31	United States	1,738,000		(1,592,301)
	senior note, 7.875%, 5/15/34	United States	231,000		(238,802)
					(1,831,103)
	Software (0.3)%
	Concentrix Corp.,
	senior bond, 6.85%, 8/02/33	United States	296,000		(304,043)
	senior note, 6.60%, 8/02/28	United States	1,416,000		(1,451,438)
					(1,755,481)
	Specialty Retail (0.1)%
[e]	Victra Holdings LLC / Victra Finance Corp., senior secured note, 144A, 8.75%, 9/15/29	United States	497,000		(525,193)
	Total Corporate Bonds and Notes (Proceeds $18,161,293)				(18,437,968)
	Foreign Government and Agency Securities (0.4)%
[e]	Government of Italy, senior bond, Reg S,
	0.95%, 6/01/32	Italy	467,000	EUR	(429,205)
	2.50%, 12/01/32	Italy	833,000	EUR	(851,931)
	Government of Turkey, senior bond, 7.375%, 2/05/25	Turkey	967,000		(973,175)
	Total Foreign Government and Agency Securities (Proceeds $2,215,655)				(2,254,311)

32	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[x]	Securities Sold Short (continued)
	U.S. Government and Agency Securities (0.5)%
	U.S. Treasury Bond,
	4.625%, 5/15/44	United States	84,000	$(85,588)
	4.625%, 5/15/54	United States	44,000	(45,753)
	4.25%, 8/15/54	United States	299,000	(292,506)
	U.S. Treasury Note,
	3.50%, 9/30/26	United States	86,000	(84,939)
	3.625%, 8/31/29	United States	242,000	(237,226)
	3.50%, 9/30/29	United States	452,000	(440,400)
	4.125%, 10/31/29	United States	197,000	(197,331)
	3.875%, 8/15/34	United States	863,200	(841,283)
	4.25%, 11/15/34	United States	586,000	(588,701)
	Total U.S. Government and Agency Securities (Proceeds $2,836,621)			(2,813,727)
[o,p]	Senior Floating Rate Interests (1.0)%
	Automobile Components (0.4)%
[q]	First Brands Group LLC, First Lien Term Loan, 10.59%, (3-Month SOFR + 5.00%), 3/30/27	United States	2,364,768	(2,289,830)
	Diversified Telecommunication Services (continued)
	Liberty Communications of Puerto Rico LLC, Term Loan B, 8.474%, (SOFR + 3.75%), 10/16/28	United States	210,595	(192,063)
	Health Care Providers & Services (0.2)%
[q]	Petco Health & Wellness Co. Inc., First Lien Term Loan, 8.846%, (3-Month SOFR + 3.51%), 3/03/28	United States	1,059,626	(1,016,154)
	Professional Services (0.2)%
	CoreLogic Inc., Term Loan B, 8.187%, (1-Month SOFR + 3.50%), 6/02/28	United States	1,316,013	(1,311,690)
	Specialty Retail (0.1)%
	Harbor Freight Tools, Term Loan B, 7.073%, (SOFR + 2.50%), 6/11/31	United States	454,574	(448,853)
	Transportation & Logistics (0.1)%
	Clue Opco LLC, Term Loan B, 9.085%, (1-Month SOFR + 4.50%), 12/19/30	United States	379,024	(381,290)
	Total Senior Floating Rate Interests (Proceeds $5,555,004)			(5,639,880)
	Total Securities Sold Short (Proceeds $100,698,814)			$(102,604,926)

franklintempleton.com	Semiannual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At November 30, 2024, the aggregate value of these securities and/or cash pledged amounted to $126,279,139, representing 22.1% of net assets.
c A portion or all of the security is held in connection with written option contracts open at period end.
d A portion or all of the security is on loan at November 30, 2024. See Note 1(f).
e Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the net value of these securities was $38,936,091, representing 6.8% of net assets.
f Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
g See Note 8 regarding investments in Russian securities.
h Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i Perpetual security with no stated maturity date.
j A supranational organization is an entity formed by two or more central governments through international treaties.
k See Note 9 regarding restricted securities.
l Income may be received in additional securities and/or cash.
m The coupon rate shown represents the rate at period end.
n A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
o See Note 1(h) regarding senior floating rate interests.
p The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q See Note 10 regarding unfunded loan commitments.
r The rate shown is the annualized seven-day effective yield at period end.
s A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
t See Note 1(f) regarding securities on loan.
u See Note 3(f) regarding investments in affiliated investment companies.
v The security was issued on a discount basis with no stated coupon rate.
w See Note 1(d) regarding written options.
x See Note 1(e) regarding securities sold short.
y Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At November 30, 2024, the aggregate value of these securities was $203,425, representing less than 0.1% of net assets.

34	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
At November 30, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	11	$711,147	12/16/24	$41,788
Aluminum	Short	11	711,147	12/16/24	(12,672)
Aluminum	Long	10	650,098	3/17/25	7,056
Brent Crude Oil	Long	45	3,232,800	12/30/24	(49,283)
Brent Crude Oil	Long	5	357,500	1/31/25	(7,925)
Canola	Long	21	172,212	1/14/25	(18,288)
Canola	Long	7	58,584	3/14/25	(5,029)
Canola	Long	3	25,549	5/14/25	(3,150)
Cocoa	Long	2	196,493	3/14/25	65,292
Coffee	Long	13	1,550,494	3/19/25	324,356
Coffee	Short	2	238,537	3/19/25	(4,298)
Copper	Long	9	2,005,994	12/16/24	(115,526)
Copper	Short	9	2,005,994	12/16/24	36,130
Copper	Long	8	1,807,296	3/17/25	(27,230)
Copper	Short	48	4,968,000	3/27/25	33,094
Copper	Short	6	625,200	5/28/25	3,377
Corn	Short	143	3,095,950	3/14/25	17,296
Corn	Short	14	307,825	5/14/25	(281)
Corn	Short	11	243,237	7/14/25	726
Corn	Short	2	42,800	9/12/25	771
Corn	Short	8	172,600	12/12/25	5,095
Cotton	Long	7	251,755	3/07/25	2,701
Cotton	Short	9	323,685	3/07/25	2,033
Cotton	Long	2	72,980	5/07/25	235
Cotton	Long	1	36,965	7/09/25	238
ECX Emission	Long	1	72,388	12/16/24	2,603
Frozen Concentrated Orange Juice	Long	1	75,112	1/10/25	5,848
Gasoline	Long	17	1,355,744	12/31/24	(46,011)
Gasoline	Long	2	160,171	1/31/25	(3,506)
Gasoline	Long	1	80,942	2/28/25	(367)
Gold 100 Oz	Long	40	10,724,000	2/26/25	(14,425)
Hard Red Winter Wheat	Short	63	1,703,363	3/14/25	91,012
Hard Red Winter Wheat	Short	6	164,550	5/14/25	10,474
Hard Red Winter Wheat	Short	5	139,000	7/14/25	6,577
Lean Hogs	Short	6	196,980	12/13/24	(18,183)
Lean Hogs	Short	23	794,190	2/14/25	(47,090)
Lean Hogs	Short	8	290,400	4/14/25	(15,808)
Lean Hogs	Short	2	81,040	6/13/25	(3,974)
Live Cattle	Short	7	526,330	12/31/24	(10,555)
Live Cattle	Short	22	1,659,900	2/28/25	(21,858)
Live Cattle	Short	9	686,790	4/30/25	(14,410)
Live Cattle	Short	4	298,720	6/30/25	(5,369)
Low Sulphur Gas Oil	Long	8	541,600	12/12/24	7,617
Low Sulphur Gas Oil	Long	17	1,141,975	1/10/25	(6,796)
Low Sulphur Gas Oil	Long	4	268,100	2/12/25	(1,479)
Low Sulphur Gas Oil	Long	1	66,900	3/12/25	99
Milling Wheat	Short	34	398,503	3/10/25	13,998
Milling Wheat	Short	13	155,292	5/12/25	4,771
Milling Wheat	Short	4	45,877	9/10/25	2,268
Milling Wheat	Short	3	35,281	12/10/25	1,745
Natural Gas	Long	37	1,244,310	12/27/24	81,388
Natural Gas	Short	19	638,970	12/27/24	(42,394)
Natural Gas	Long	11	352,440	1/29/25	12,381
Natural Gas	Long	8	235,440	2/26/25	11,406

franklintempleton.com	Semiannual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
Natural Gas	Long	7	$203,490	3/27/25	$11,718
Natural Gas	Long	3	90,150	4/28/25	6,825
Natural Gas	Long	1	31,580	5/28/25	538
NY Harbor Ultra Low Sulfur Diesel	Long	9	828,727	12/31/24	(15,785)
NY Harbor Ultra Low Sulfur Diesel	Short	8	736,646	12/31/24	9,319
NY Harbor Ultra Low Sulfur Diesel	Long	2	183,977	1/31/25	(5,984)
NY Harbor Ultra Low Sulfur Diesel	Long	1	91,501	2/28/25	(4,298)
Palladium	Long	4	398,200	3/27/25	(22,377)
Platinum	Long	1	47,705	1/29/25	78
Rapeseed	Short	1	26,868	1/31/25	(1,382)
Robusta Coffee	Long	2	108,180	1/27/25	18,988
Robusta Coffee	Long	8	430,160	3/25/25	82,481
Robusta Coffee	Long	1	53,100	5/23/25	11,749
Silver	Long	13	2,022,020	3/27/25	14,440
Silver	Short	29	4,510,660	3/27/25	37,831
Soybean Meal	Short	9	262,710	1/14/25	3,560
Soybean Meal	Short	20	595,200	3/14/25	5,616
Soybean Meal	Short	2	60,480	5/14/25	2,776
Soybean Meal	Short	2	61,420	7/14/25	816
Soybean Oil	Short	16	400,704	1/14/25	20,311
Soybean Oil	Short	18	454,356	3/14/25	9,614
Soybean Oil	Short	2	50,844	5/14/25	(1,384)
Soybean Oil	Short	1	25,560	7/14/25	808
Soybeans	Short	35	1,731,625	1/14/25	16,874
Soybeans	Short	42	2,091,600	3/14/25	28,500
Soybeans	Short	5	252,125	5/14/25	3,677
Soybeans	Short	4	204,100	7/14/25	3,504
Sugar	Long	30	708,288	2/28/25	41,253
Sugar	Short	57	1,345,747	2/28/25	(9,899)
Sugar	Short	10	222,096	4/30/25	(4,201)
Sugar	Short	4	85,702	6/30/25	4,000
UK Natural Gas	Long	15	708,620	12/30/24	18,147
Wheat	Short	57	1,561,800	3/14/25	56,232
Wheat	Short	4	111,400	5/14/25	8,681
Wheat	Short	3	84,563	7/14/25	5,656
White Sugar	Short	12	328,620	2/13/25	7,266
White Sugar	Short	3	81,810	4/15/25	2,272
White Sugar	Short	1	26,740	7/16/25	664
WTI Crude Oil	Long	1	68,000	12/18/24	(241)
WTI Crude Oil	Long	29	1,972,000	12/19/24	(19,117)
WTI Crude Oil	Long	1	67,720	1/17/25	(631)
WTI Crude Oil	Long	2	135,440	1/21/25	(2,813)
WTI Crude Oil	Long	1	67,480	2/20/25	(2,752)
Zinc	Long	6	465,573	12/16/24	54,256
Zinc	Short	6	465,573	12/16/24	(23,018)
Zinc	Long	6	466,145	3/17/25	22,361
					693,397
Currency Contracts[a]
Australian Dollar Index	Short	58	3,783,050	12/16/24	91,903
British Pound Index	Long	112	8,906,800	12/16/24	(388,951)
Canadian Dollar Index	Short	346	24,728,620	12/17/24	767,364
EUR/CZK	Long	3	502,828	12/16/24	(3,966)
EUR/HUF	Long	14	1,075,035	12/16/24	(44,568)
EUR/NOK	Long	31	4,100,576	12/16/24	(102,256)
EUR/PLN	Long	15	1,847,634	12/16/24	2,830
EUR/SEK	Long	2	264,264	12/16/24	(162)

36	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts[a] (continued)
Euro Index	Short	41	$5,418,919	12/16/24	$68,749
ICE U.S. Dollar Index	Long	9	952,452	12/16/24	42,094
Japanese Yen Index	Long	34	2,846,225	12/16/24	(99,129)
Mexican Peso Index	Long	282	6,927,330	12/16/24	(104,192)
New Israeli Shekel Index	Short	5	1,376,750	12/16/24	(38,839)
New Zealand Dollar Index	Short	54	3,198,690	12/16/24	138,014
South African Rand Index	Short	117	3,240,900	12/16/24	9,458
Swiss Franc Index	Short	133	18,900,962	12/16/24	837,027
U.S. Dollar Index	Long	784	7,834,099	12/16/24	(78,957)
					1,096,419
Equity Contracts
CAC 40 10 Euro Index[a]	Long	17	1,303,096	12/20/24	4,507
CAC 40 10 Euro Index[a]	Short	22	1,686,360	12/20/24	50,542
CBOE Volatility Index[a]	Long	37	549,513	12/18/24	(82,051)
CBOE Volatility Index[a]	Long	16	256,846	1/22/25	(21,781)
CBOE Volatility Index[a]	Long	4	66,404	2/19/25	(3,453)
DAX Index[a]	Long	21	10,928,251	12/20/24	225,531
DJ EURO STOXX 50 Index[a]	Long	228	11,623,063	12/20/24	(221,106)
DJ EURO STOXX 50 Index	Short	23	1,172,502	12/20/24	29,105
DJIA Mini E-CBOT Index[a]	Long	19	4,280,225	12/20/24	209,331
E-Mini Russell 2000[a]	Long	11	1,344,530	12/20/24	4,912
E-Mini Russell 2000[a]	Short	78	9,533,940	12/20/24	(908,487)
E-Mini S&P MidCap 400 Index[a]	Short	3	1,013,340	12/20/24	(98,599)
FTSE 100 Index[a]	Long	44	4,659,611	12/20/24	(47,231)
FTSE 100 Index[a]	Short	7	741,302	12/20/24	825
FTSE China A50 Index[a]	Long	239	3,150,737	12/30/24	44,964
FTSE Taiwan Index[a]	Long	19	1,413,980	12/30/24	(26,574)
FTSE/JSE Top 40 Index[a]	Short	26	1,100,102	12/19/24	(6,705)
FTSE/MIB Index[a]	Long	5	885,798	12/20/24	(296)
Hang Seng China Enterprises Index[a]	Long	11	493,568	12/30/24	7,200
Hang Seng Index[a]	Long	5	626,655	12/30/24	8,398
Hang Seng Index[a]	Short	2	250,662	12/30/24	(2,805)
IBEX 35 Index[a]	Short	21	2,591,777	12/20/24	(50,645)
KOSPI 200 Index[a]	Short	37	2,163,561	12/12/24	90,948
Mini TOPIX Index	Short	33	590,798	12/12/24	(11,649)
MSCI Emerging Markets Index[a]	Long	26	1,417,780	12/20/24	(52,132)
MSCI Singapore Index[a]	Long	23	642,636	12/30/24	3,092
NASDAQ 100 E-Mini Index[a]	Long	37	15,535,190	12/20/24	103,856
NASDAQ 100 E-Mini Index	Short	1	419,870	12/20/24	3,581
Nikkei 225 Index[a]	Long	12	3,060,946	12/12/24	(13,668)
Nikkei 225 Index[a]	Short	22	1,122,364	12/12/24	(68,791)
NSE IFSC Nifty 50 Index[a]	Long	2	97,214	12/26/24	(317)
S&P 500 E-Mini Index[a]	Long	105	31,770,375	12/20/24	1,644,951
S&P/TSX 60 Index[a]	Long	20	4,398,386	12/19/24	317,377
SPI 200 Index[a]	Short	1	137,950	12/19/24	(3,446)
TOPIX Index[a]	Long	39	6,982,157	12/12/24	147,189
					1,276,573
Interest Rate Contracts[a]
3 Month CORRA	Long	1	173,258	6/17/25	16
3 Month CORRA	Long	1	173,481	9/16/25	168
3 Month CORRA	Long	1	173,571	12/16/25	230
3 Month CORRA	Long	1	173,606	3/17/26	275
3 Month EURIBOR	Long	17	4,399,277	3/17/25	9,065
3 Month EURIBOR	Long	14	3,634,231	6/16/25	26,387
3 Month EURIBOR	Long	12	3,118,071	9/15/25	23,946
3 Month EURIBOR	Long	137	35,607,044	12/15/25	119,547

franklintempleton.com	Semiannual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts[a] (continued)
3 Month EURIBOR	Long	7	$1,819,060	3/16/26	$5,717
3 Month EURIBOR	Long	9	2,338,078	6/15/26	2,843
3 Month EURIBOR	Long	4	1,038,828	9/14/26	913
3 Month EURIBOR	Long	3	778,843	12/14/26	1,115
3 Month SOFR	Short	24	5,747,700	6/17/25	(2,344)
3 Month SOFR	Short	26	6,238,375	9/16/25	(3,960)
3 Month SOFR	Short	24	5,766,600	12/16/25	(4,557)
3 Month SOFR	Short	37	8,899,425	3/17/26	(8,551)
3 Month SOFR	Short	23	5,536,387	6/16/26	(6,918)
3 Month SOFR	Short	105	25,287,938	9/15/26	(27,884)
3 Month SOFR	Short	20	4,818,250	12/15/26	(6,039)
3 Month SOFR	Short	19	4,577,812	3/16/27	(5,925)
3 Month SONIA	Short	10	3,048,050	6/17/25	3,184
3 Month SONIA	Short	10	3,055,060	9/16/25	(198)
3 Month SONIA	Short	11	3,365,473	12/16/25	5,270
3 Month SONIA	Long	15	4,593,823	3/17/26	(15,021)
3 Month SONIA	Short	11	3,368,803	3/17/26	18,282
3 Month SONIA	Long	1	306,558	9/15/26	302
ASX 90 Day Bank Accepted Bill	Long	10	6,455,868	3/13/25	(5,176)
ASX 90 Day Bank Accepted Bill	Long	9	5,813,118	6/12/25	(5,568)
ASX 90 Day Bank Accepted Bill	Long	5	3,230,614	9/11/25	(1,193)
ASX 90 Day Bank Accepted Bill	Long	5	3,231,403	12/11/25	(2,062)
ASX 90 Day Bank Accepted Bill	Long	3	1,939,126	3/12/26	(1,701)
Australian 3 Yr. Bond	Long	72	4,972,653	12/16/24	(66,825)
Australian 10 Yr. Bond	Short	82	6,059,308	12/16/24	203,073
Canadian 10 Yr. Bond	Long	57	5,024,419	3/20/25	85,694
Euro-BOBL	Long	100	12,683,734	12/06/24	83,579
Euro-Bund	Long	207	29,526,019	12/06/24	305,361
Euro-Buxl	Short	12	1,775,405	12/06/24	(59,657)
Euro-OAT	Long	35	4,693,405	12/06/24	12,455
Euro-SCHATZ	Long	11	1,246,435	12/06/24	3,535
Euro-SCHATZ	Short	28	3,172,743	12/06/24	(9,250)
Euro-SCHATZ	Long	4	454,455	3/06/25	401
Japanese 10 Yr. Bond	Long	18	1,722,053	12/12/24	(10,803)
Japanese 10 Yr. Bond	Long	2	1,912,056	12/13/24	(14,845)
Korean 10 Yr. Bond	Short	21	1,796,151	12/17/24	(26,346)
Long Gilt	Long	26	3,177,760	3/27/25	26,696
U.S. Treasury 2 Yr. Note	Long	155	31,946,954	3/31/25	65,092
U.S. Treasury 2 Yr. Note	Short	9	1,854,984	3/31/25	(1,450)
U.S. Treasury 5 Yr. Note	Short	82	8,823,329	3/31/25	(42,751)
U.S. Treasury 10 Yr. Note	Short	241	26,796,188	3/20/25	(155,620)
U.S. Treasury 10 Yr. Ultra	Short	36	4,132,688	3/20/25	(44,446)
U.S. Treasury Long Bond	Short	90	10,755,000	3/20/25	(183,630)
U.S. Treasury Ultra Bond	Short	28	3,561,250	3/20/25	(69,855)
					220,571
Total Futures Contracts					$3,286,960

* As of period end.
a A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

38	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
At November 30, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar[b]	MSCO	Buy	13,858,000	9,315,378		12/18/24	$2,297	$(275,258)
Australian Dollar[b]	MSCO	Sell	14,415,000	9,596,881		12/18/24	195,494	(4,472)
British Pound	JPHQ	Sell	2,748,000	3,604,010		12/18/24	101,439	—
British Pound[b]	MSCO	Buy	8,917,000	11,629,122		12/18/24	—	(263,609)
British Pound[b]	MSCO	Sell	10,976,000	14,157,153		12/18/24	209,972	(42,709)
Canadian Dollar[b]	MSCO	Buy	716,000	522,358		12/18/24	119	(10,727)
Canadian Dollar[b]	MSCO	Sell	11,781,000	8,684,164		12/18/24	263,863	—
Euro	JPHQ	Buy	1,220,000	1,354,687		12/18/24	—	(62,497)
Euro	JPHQ	Sell	3,122,000	3,443,207		12/18/24	136,470	—
Euro[b]	MSCO	Buy	9,230,000	10,011,494		12/18/24	15,981	(251,321)
Euro[b]	MSCO	Sell	17,481,000	19,197,641		12/18/24	682,989	(734)
Hong Kong Dollar	JPHQ	Buy	110,000	14,159		12/18/24	—	(20)
Hong Kong Dollar	JPHQ	Sell	110,000	14,157		12/18/24	19	—
Japanese Yen	JPHQ	Buy	3,000,000	20,260		12/18/24	—	(156)
Japanese Yen	JPHQ	Sell	3,000,000	20,338		12/18/24	234	—
Japanese Yen[b]	MSCO	Buy	981,436,000	6,763,729		12/18/24	53,225	(239,968)
Japanese Yen[b]	MSCO	Sell	1,689,522,000	11,690,329		12/18/24	391,054	(22,877)
Mexican Peso[b]	MSCO	Buy	91,685,000	4,632,837		12/18/24	173	(144,710)
Mexican Peso[b]	MSCO	Sell	118,237,000	5,837,300		12/18/24	63,240	(14,051)
New Zealand Dollar[b]	MSCO	Buy	1,496,000	937,400		12/18/24	80	(50,503)
New Zealand Dollar[b]	MSCO	Sell	6,104,000	3,738,457		12/18/24	119,966	(561)
Swiss Franc[b]	MSCO	Buy	6,004,000	7,145,665		12/18/24	89	(312,353)
Swiss Franc[b]	MSCO	Sell	10,714,000	12,488,854		12/18/24	310,758	(15,954)
Australian Dollar	BZWS	Buy	480,000	320,261		12/20/24	—	(7,053)
Australian Dollar	BZWS	Sell	478,000	321,496		12/20/24	9,593	—
British Pound	BZWS	Buy	553,000	717,245		12/20/24	—	(12,395)
British Pound	BZWS	Sell	1,044,000	1,371,995		12/20/24	41,323	—
Canadian Dollar	BZWS	Buy	881,000	635,758		12/20/24	—	(6,022)
Canadian Dollar	BZWS	Sell	1,748,000	1,265,370		12/20/24	16,876	(967)
Euro	BZWS	Buy	327,000	353,955		12/20/24	—	(7,573)
Euro	BZWS	Sell	2,328,000	2,563,474		12/20/24	97,544	(47)
Hong Kong Dollar	BZWS	Buy	4,299,000	554,303		12/20/24	1	(1,718)
Hong Kong Dollar	BZWS	Sell	5,167,000	665,009		12/20/24	867	(13)
Japanese Yen	BZWS	Buy	26,345,000	177,075		12/20/24	338	(811)
Japanese Yen	BZWS	Sell	68,285,000	458,218		12/20/24	3,147	(2,674)
Mexican Peso	BZWS	Buy	3,000	154		12/20/24	—	(7)
Mexican Peso	BZWS	Sell	3,000	152		12/20/24	5	—
Swedish Krona	BZWS	Buy	2,284,000	219,438		12/20/24	—	(9,455)
Swedish Krona	BZWS	Sell	2,284,000	225,148		12/20/24	15,165	—
Australian Dollar	BNYM	Sell	403,000	275,967		12/23/24	12,996	—
Canadian Dollar	BNYM	Sell	192,000	142,432		12/23/24	5,175	—
Euro	BNYM	Sell	1,111,000	1,234,660		12/23/24	57,651	—
Hong Kong Dollar	BNYM	Sell	8,615,000	1,108,923		12/23/24	1,534	—
Turkish Lira	JPHQ	Buy	11,763,000	300,000		1/08/25	25,496	—
Turkish Lira	JPHQ	Sell	11,763,000	298,198		1/08/25	—	(27,298)
Chilean Peso	JPHQ	Buy	782,771,361	841,243		1/15/25	—	(37,605)
Chilean Peso	JPHQ	Sell	784,576,000	820,000		1/15/25	14,509	—
Chinese Yuan	JPHQ	Sell	10,844,833	1,500,000		1/15/25	—	(4,948)
Colombian Peso	JPHQ	Sell	8,487,681,015	1,974,533		1/15/25	73,920	—
Euro	CITI	Sell	391,987	45,964,441	RSD	1/15/25	11,494	(11,273)
Polish Zloty	JPHQ	Sell	679,667	156,600	EUR	1/15/25	5,655	(6,592)
Hungarian Forints	JPHQ	Sell	282,744,548	702,823	EUR	1/15/25	49,034	(26,867)

franklintempleton.com	Semiannual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Serbian Dinar	JPHQ	Sell	15,282,108	130,396	EUR	1/15/25	$3,965	$(3,973)
Euro	JPHQ	Buy	3,759,031	3,968,585		1/15/25	20,979	(3,019)
Euro	JPHQ	Sell	5,840,401	6,351,271		1/15/25	160,098	(2,716)
Georgian Lari	CITI	Sell	1,133,400	406,201		1/15/25	2,856	—
Euro	JPHQ	Sell	690,000	283,139,913	HUF	1/15/25	19,878	(27,435)
Indonesian Rupiah	JPHQ	Buy	6,049,655,591	384,606		1/15/25	—	(3,296)
Indonesian Rupiah	JPHQ	Sell	22,221,600,000	1,410,000		1/15/25	9,373	—
Japanese Yen	JPHQ	Buy	32,891,464	224,694		1/15/25	—	(3,474)
Kazakhstan Tenge	CITI	Buy	330,036,590	669,864		1/15/25	—	(38,304)
Kazakhstan Tenge	GSCO	Buy	21,611,761	43,771		1/15/25	—	(2,415)
Malaysian Ringgit	BZWS	Sell	1,603,697	360,868		1/15/25	—	(697)
Malaysian Ringgit	GSCO	Sell	2,349,875	529,132		1/15/25	—	(664)
Mexican Peso	JPHQ	Buy	58,860,675	2,903,091		1/15/25	2,102	(37,317)
Mexican Peso	JPHQ	Sell	45,582,550	2,248,276		1/15/25	37,197	(9,845)
Peruvian Nuevo Sol	JPHQ	Buy	1,582,480	419,641		1/15/25	1,003	—
Peruvian Nuevo Sol	JPHQ	Sell	5,526,414	1,480,000		1/15/25	11,006	—
Philippine Peso	JPHQ	Buy	80,374,484	1,400,623		1/15/25	—	(31,844)
Philippine Peso	JPHQ	Sell	80,736,600	1,400,000		1/15/25	25,054	—
South African Rand	JPHQ	Buy	25,633,272	1,470,000		1/15/25	—	(54,863)
South African Rand	JPHQ	Sell	52,550,788	2,970,445		1/15/25	69,272	—
Thai Baht	JPHQ	Sell	39,095,648	1,168,795		1/15/25	24,410	—
Turkish Lira	JPHQ	Buy	33,804,064	909,340		1/15/25	18,991	—
Turkish Lira	JPHQ	Sell	11,444,494	307,841		1/15/25	—	(6,449)
Euro	BNPP	Sell	439,180	52,262,444	RSD	1/17/25	9,671	(2,542)
Serbian Dinar	BNPP	Sell	52,262,444	438,370	EUR	1/17/25	3,370	(11,359)
Brazilian Real	JPHQ	Buy	10,436,008	1,783,689		2/04/25	—	(51,637)
Brazilian Real	JPHQ	Sell	264,185	43,771		2/04/25	—	(76)
Chinese Yuan	MSCO	Buy	18,623,506	2,599,629		2/14/25	—	(9,242)
Chinese Yuan	MSCO	Sell	22,152,755	3,098,396		2/14/25	17,118	—
South Korean Won	MSCO	Buy	935,848,048	669,499		2/20/25	3,834	—
South Korean Won	MSCO	Sell	201,625,235	145,075		2/20/25	8	—
British Pound	MSCO	Sell	3,150,000	3,966,387		2/28/25	—	(47,630)
Danish Krone	MSCO	Sell	3,300,000	467,332		2/28/25	—	(3,330)
Euro	MSCO	Sell	2,900,000	3,057,766		2/28/25	—	(24,093)
Norwegian Krone	MSCO	Sell	1,500,000	134,876		2/28/25	—	(1,103)
Polish Zloty	MSCO	Buy	900,000	218,543		2/28/25	2,231	—
Swedish Krona	MSCO	Sell	5,200,000	477,271		2/28/25	—	(2,794)
Swiss Franc	MSCO	Sell	600,000	685,656		2/28/25	—	(2,775)
Euro	JPHQ	Sell	160,000	169,010		3/19/25	—	(1,217)
Euro	CITI	Sell	204,462	24,398,396	RSD	3/28/25	7,657	(4,584)
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	308,489	—
Euro	GSCO	Sell	178,965	21,359,458	RSD	5/05/25	6,008	(3,749)
Total Forward Exchange Contracts							$3,754,355	$(2,268,240)
Net unrealized appreciation (depreciation)							$1,486,115

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

40	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
At November 30, 2024, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Adecco Group AG	(1.00)%	Quarterly	12/20/29	332,000	EUR	$1,822	$(1,586)	$3,408
Adecco Group AG	(1.00)%	Quarterly	12/20/29	33,000	EUR	181	—	181
Adecco Group AG	(1.00)%	Quarterly	12/20/29	33,000	EUR	181	33	148
Adecco Group AG	(1.00)%	Quarterly	12/20/29	44,000	EUR	241	130	111
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	165,000		(26,847)	(24,589)	(2,258)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	109,000		(17,735)	(15,960)	(1,775)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	110,000		(17,898)	(15,879)	(2,019)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	55,000		(8,949)	(8,794)	(155)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	55,000		(8,949)	(8,400)	(549)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	55,000		(8,949)	(8,278)	(671)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	55,000		(8,949)	(8,089)	(860)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	55,000		(8,949)	(8,015)	(934)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	55,000		(8,949)	(7,960)	(989)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	54,000		(8,786)	(7,928)	(858)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	55,000		(8,949)	(7,868)	(1,081)
Ally Financial Inc.	(5.00)%	Quarterly	12/20/29	164,000		(26,684)	(26,485)	(199)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	163,000		(7,570)	(3,871)	(3,699)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	374,000		(16,908)	(1,779)	(15,129)
American Airlines Inc.	(5.00)%	Quarterly	12/20/29	33,000		(238)	1,567	(1,805)
American Airlines Inc.	(5.00)%	Quarterly	12/20/29	55,000		(396)	2,750	(3,146)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	97,000		(4,505)	(2,517)	(1,988)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	77,000		(3,576)	(2,148)	(1,428)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000		(14,286)	(2,001)	(12,285)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	133,000		(6,013)	(504)	(5,509)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	77,000		(3,481)	(483)	(2,998)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	97,000		(4,385)	(363)	(4,022)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000		(3,707)	(203)	(3,504)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000		(3,707)	(101)	(3,606)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000		(15,687)	434	(16,121)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000		(2,532)	560	(3,092)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000		(10,398)	2,875	(13,273)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,734)	(6,709)	(25)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(3,390)	(3,168)	(222)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	107,000		(4,970)	(4,611)	(359)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,734)	(4,844)	(1,890)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,734)	(5,567)	(1,167)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(6,734)	(4,860)	(1,874)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(1,858)	(1,355)	(503)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	41,000		(1,854)	(204)	(1,650)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	214,000		(12,071)	(7,187)	(4,884)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	220,000		(12,409)	(6,260)	(6,149)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	213,000		(12,014)	(6,091)	(5,923)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	280,000		(15,794)	(5,338)	(10,456)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	142,000		(8,010)	(4,375)	(3,635)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	43,000		(2,425)	(2,994)	569
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/29	142,000		(8,010)	(2,821)	(5,189)
Bank of China	(1.00)%	Quarterly	12/20/29	718,000		(10,717)	(10,564)	(153)
Bank of China	(1.00)%	Quarterly	12/20/29	276,000		(4,120)	(3,998)	(122)
Bank of China	(1.00)%	Quarterly	6/20/26	144,000		(1,426)	(1,210)	(216)
Bank of China	(1.00)%	Quarterly	6/20/26	144,000		(1,426)	(1,161)	(265)

franklintempleton.com	Semiannual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Bank of China	(1.00)%	Quarterly	6/20/26	72,000		$(713)	$(661)	$(52)
Bank of China	(1.00)%	Quarterly	6/20/26	72,000		(713)	(607)	(106)
Bayer AG	(1.00)%	Quarterly	12/20/29	226,000	EUR	(202)	(1,076)	874
BMW AG	(1.00)%	Quarterly	12/20/29	812,000	EUR	(15,450)	(17,573)	2,123
China Construction	(1.00)%	Quarterly	12/20/29	607,000		(9,559)	(9,375)	(184)
China Construction	(1.00)%	Quarterly	12/20/29	497,000		(7,827)	(7,312)	(515)
China Construction	(1.00)%	Quarterly	6/20/26	288,000		(2,989)	(4,107)	1,118
China Construction	(1.00)%	Quarterly	6/20/26	216,000		(2,241)	(1,745)	(496)
China Construction	(1.00)%	Quarterly	6/20/26	216,000		(2,241)	(1,742)	(499)
Continental AG	(1.00)%	Quarterly	12/20/28	3,000	EUR	(36)	65	(101)
Continental AG	(1.00)%	Quarterly	12/20/28	711,000	EUR	(8,470)	15,527	(23,997)
Eutelsat SA	(5.00)%	Quarterly	12/20/29	10,000	EUR	1,322	1,479	(157)
Eutelsat SA	(5.00)%	Quarterly	12/20/29	22,000	EUR	2,908	1,621	1,287
Eutelsat SA	(5.00)%	Quarterly	12/20/29	110,000	EUR	14,542	5,937	8,605
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	153,000		(24,996)	(22,328)	(2,668)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	110,000		(17,971)	(16,407)	(1,564)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	110,000		(17,971)	(15,955)	(2,016)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	110,000		(17,971)	(15,781)	(2,190)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	66,000		(10,782)	(9,956)	(826)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	66,000		(10,782)	(9,514)	(1,268)
Ford Motor Co.	(5.00)%	Quarterly	6/20/30	1,067,000		(174,316)	(152,844)	(21,472)
Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		15,174	137,788	(122,614)
Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(4,215)	(4,524)	309
Government of South Africa	(1.00)%	Quarterly	12/20/29	920,000		34,077	33,926	151
Government of Turkey	(1.00)%	Quarterly	6/20/25	257,000		(539)	124	(663)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	12/20/29	990,000		(16,846)	(14,566)	(2,280)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	12/20/29	110,000		(1,872)	(1,699)	(173)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	6/20/26	144,000		(1,519)	(1,123)	(396)
Industrial and Commercial Bank of China Ltd.	(1.00)%	Quarterly	6/20/26	144,000		(1,519)	(1,138)	(381)
Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	110,000	EUR	(13,273)	(16,056)	2,783
Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	110,000	EUR	(13,273)	(13,996)	723
Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	110,000	EUR	(13,273)	(13,676)	403
Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	110,000	EUR	(13,273)	(13,605)	332
Jaguar Land Rover	(5.00)%	Quarterly	12/20/29	22,000	EUR	(2,655)	(2,826)	171
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	41,000		(3,524)	(3,549)	25
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	35,000		(3,008)	(3,026)	18
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	17,000		(1,461)	(1,472)	11
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	215,000		(18,479)	(18,908)	429
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	85,000		(7,306)	(7,091)	(215)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	43,000		(3,696)	(4,113)	417
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	23,000		(1,977)	(1,927)	(50)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	36,000		(3,094)	2,880	(5,974)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	93,000		(7,993)	7,905	(15,898)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	115,000		(9,884)	10,135	(20,019)
Kobe Steel Ltd.	(1.00)%	Quarterly	12/20/29	137,686,000	JPY	(12,198)	(18,052)	5,854
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	54,000		3,063	2,970	93
Kohl’s Corp.	(1.00)%	Quarterly	12/20/27	145,000		8,187	9,063	(876)

42	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Kohl’s Corp.	(1.00)%	Quarterly	12/20/29	29,000		$5,053	$4,930	$123
Kohl’s Corp.	(1.00)%	Quarterly	12/20/24	171,000		(19)	5,558	(5,577)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	43,000		6,167	5,966	201
Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	144,000		20,652	20,160	492
Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	13,000		1,864	1,803	61
Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	58,000		8,318	7,902	416
Kohl’s Corp.	(1.00)%	Quarterly	6/20/29	122,000		17,497	18,148	(651)
Lanxess AG	(1.00)%	Quarterly	12/20/29	486,000	EUR	15,021	14,480	541
Lincoln National Corp.	(1.00)%	Quarterly	12/20/27	502,000		(3,332)	(1,329)	(2,003)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	145,000		(1,082)	(938)	(144)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	72,000		(537)	97	(634)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/26	362,000		(2,710)	(372)	(2,338)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(2,701)	1,572	(4,273)
MetLife Inc.	(1.00)%	Quarterly	12/20/29	1,350,000		(24,214)	(21,158)	(3,056)
MetLife Inc.	(1.00)%	Quarterly	12/20/29	1,418,000		(25,434)	(20,835)	(4,599)
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/29	2,312,000	JPY	927	715	212
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/29	4,623,000	JPY	1,854	1,406	448
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/29	7,082,000	JPY	2,840	2,691	149
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/29	10,732,000	JPY	4,304	4,106	198
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/29	194,851,000	JPY	78,137	59,920	18,217
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/25	7,366,000	JPY	(274)	(53)	(221)
Nippon Paper Industries Co.	(1.00)%	Quarterly	12/20/25	21,750,000	JPY	(810)	451	(1,261)
Petroleos Mexicanos	(1.00)%	Quarterly	6/20/26	535,000		10,581	19,932	(9,351)
Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,032,000	JPY	1,337	3,832	(2,495)
Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,032,000	JPY	1,337	3,956	(2,619)
Rakuten Group Inc.	(1.00)%	Quarterly	6/20/27	11,032,000	JPY	1,337	4,426	(3,089)
Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	16,041,000	JPY	(303)	1,653	(1,956)
Rakuten Group Inc.	(1.00)%	Quarterly	6/20/25	14,053,000	JPY	(266)	4,715	(4,981)
Renault	(1.00)%	Quarterly	12/20/29	272,000	EUR	7,673	8,031	(358)
S&P Global Ltd.	(1.00)%	Quarterly	12/20/29	696,674,000	JPY	(108,134)	(115,865)	7,731
Saint-Gobain SA	(1.00)%	Quarterly	12/20/29	652,000	EUR	(19,920)	(17,604)	(2,316)
SES S.A.	(1.00)%	Quarterly	12/20/29	50,000	EUR	4,304	3,365	939
SES S.A.	(1.00)%	Quarterly	12/20/29	50,000	EUR	4,304	3,392	912
SES S.A.	(1.00)%	Quarterly	12/20/29	50,000	EUR	4,304	3,511	793
SES S.A.	(1.00)%	Quarterly	12/20/29	50,000	EUR	4,304	3,569	735
SES S.A.	(1.00)%	Quarterly	12/20/29	55,000	EUR	4,735	3,992	743
SES S.A.	(1.00)%	Quarterly	12/20/29	55,000	EUR	4,735	3,992	743
SES S.A.	(1.00)%	Quarterly	12/20/29	133,000	EUR	11,449	5,778	5,671
SES S.A.	(1.00)%	Quarterly	12/20/29	810,000	EUR	69,727	37,477	32,250
SES S.A.	(1.00)%	Quarterly	6/20/31	110,000	EUR	14,876	9,563	5,313
Stellantis NV	(5.00)%	Quarterly	12/20/29	559,000	EUR	(98,268)	(104,097)	5,829
Stellantis NV	(5.00)%	Quarterly	12/20/29	291,000	EUR	(51,156)	(54,476)	3,320
Stellantis NV	(5.00)%	Quarterly	12/20/29	42,000	EUR	(7,383)	(7,784)	401
Stena AB	(5.00)%	Quarterly	12/20/29	221,000	EUR	(32,642)	(28,698)	(3,944)
Univision Communications Inc.	(5.00)%	Quarterly	12/20/29	44,000		(3,774)	(2,387)	(1,387)
Univision Communications Inc.	(5.00)%	Quarterly	12/20/29	44,000		(3,774)	(2,349)	(1,425)
Univision Communications Inc.	(5.00)%	Quarterly	12/20/29	33,000		(2,831)	(1,942)	(889)
UPC Holding	(5.00)%	Quarterly	12/20/29	210,000	EUR	(27,449)	(28,592)	1,143
Virgin Media	(5.00)%	Quarterly	12/20/29	552,000	EUR	(26,312)	(20,494)	(5,818)
Volkswagen AG	(1.00)%	Quarterly	12/20/29	1,584,000	EUR	14,023	8,014	6,009

franklintempleton.com	Semiannual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Sell Protection[c,d]
Traded Index
CDX.EM.42[e]	1.00%	Quarterly		12/20/29	1,000,000		$(25,014)	$(29,610)	$4,596	Investment Grade
CDX.NA.HY.43[e]	5.00%	Quarterly		12/20/29	3,000,000		257,853	212,925	44,928	Non-Investment Grade
CDX.NA.IG.43[e]	1.00%	Quarterly		12/20/29	26,000,000		620,351	590,524	29,827	Investment Grade
ITRX.EUR[e]	1.00%	Quarterly		12/20/29	29,000,000	EUR	644,565	638,756	5,809	Investment Grade
ITRX.EUR.XOVER[e]	5.00%	Quarterly		12/20/29	12,000,000	EUR	1,101,323	1,100,831	492	Non-Investment Grade
Total Centrally Cleared Swap Contracts							$1,693,592	$1,925,877	$(232,285)
			Counterparty
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
Bank of China	(1.00)%	Quarterly	GSCO	6/20/26	288,000		$(3,428)	$(2,207)	$(1,221)
Bayerische	(1.00)%	Quarterly	MSCO	12/20/25	146,000	EUR	(1,752)	(641)	(1,111)
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000		18,428	70,932	(52,504)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	778,000		73,525	173,967	(100,442)
Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	152,000		(140)	468	(608)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/24	375,000		(345)	2,410	(2,755)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		7,796	34,144	(26,348)
Government of Korea	(1.00)%	Quarterly	BZWS	12/20/29	1,025,000		(20,736)	(17,415)	(3,321)
Government of Korea	(1.00)%	Quarterly	GSCO	6/20/29	2,553,000		(76,335)	(67,095)	(9,240)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	BZWS	6/20/28	72,000		(6,908)	(5,102)	(1,806)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	33,598,000	JPY	(1,701)	359	(2,060)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	6,895,000	JPY	(223)	712	(935)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	20,947,000	JPY	(676)	2,431	(3,107)
Rakuten Group Inc.	(1.00)%	Quarterly	CITI	6/20/25	14,667,000	JPY	(473)	747	(1,220)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	3,000,000	JPY	(97)	148	(245)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	6,444,000	JPY	(208)	233	(441)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,271,000	JPY	(235)	487	(722)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,549,000	JPY	(244)	490	(734)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	12,200,000	JPY	(394)	580	(974)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,482,000	JPY	(468)	617	(1,085)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,542,000	JPY	(469)	1,005	(1,474)
Contracts to Sell Protection[c,d]
Single Name
Government of Argentina	5.00%	Quarterly	GSCO	12/20/29	370,000		(84,055)	(96,657)	12,602	CCC
Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	2,059,000		(321,906)	(308,169)	(13,737)	B-
Total OTC Swap Contracts							$(421,044)	$(207,556)	$(213,488)
Total Credit Default Swap Contracts							$1,272,548	$1,718,321	$(445,773)

44	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)
aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe Fund enters contracts to sell protection to create a long credit position.
eA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
At November 30, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Received Fixed 45.75% Pay Floating rate TLREF	Quarterly	7/14/25	56,000,000	TRY	$5,247
Receive Fixed 9.14% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/17/25	7,550,000	MXN	(2,075)
Receive Fixed 1.58% Pay Floating rate China 7-Day Repo	Quarterly	12/18/25	52,042,071	CNY	1,281
Receive Fixed 9.03% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/23/25	22,650,000	MXN	(7,391)
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/31/25	38,400,000	MXN	9,530
Receive Fixed 10.23% Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/17/26	38,400,000	MXN	13,092
Receive Fixed 6.92% Pay Floating rate 3-Month-JIBAR	Quarterly	12/18/26	45,016,853	ZAR	15,953
Receive Fixed 7.02% Pay Floating rate 3-Month-JIBAR	Quarterly	12/18/26	34,983,147	ZAR	8,959
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	3,363
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	9,930
Receive Fixed 13.47% Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	8,746
Receive Fixed 4.15% Pay Floating rate Overnight SOFR	Annually	11/22/28	5,700,000		72,066
Receive Fixed 3.93% Pay Floating rate Overnight SOFR	Annually	3/15/29	5,469,600		29,035
Receive Fixed 3.81% Pay Floating rate Overnight SOFR	Annually	11/07/29	3,064,000		5,518
Receive Fixed 3.93% Pay Floating rate Overnight SOFR	Annually	11/20/29	3,066,000		23,134
Receive Fixed 9.14% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/13/29	7,550,000	MXN	6,244
Receive Fixed 1.87% Pay Floating rate China 7-Day Repo	Quarterly	12/18/29	11,323,248	CNY	(21,050)
Receive Fixed 2.75% Pay Floating 3-Month-KDR	Quarterly	12/18/29	1,170,000,000	KRW	4,899
Receive Fixed 3.39% Pay Floating rate 1-Day EONIA	Annually	12/18/29	13,729,619	CZK	(713)
Receive Fixed 3.47% Pay Floating rate 1-Day EONIA	Annually	12/18/29	13,815,899	CZK	1,257
Receive Fixed 3.47% Pay Floating rate 1-Day EONIA	Annually	12/18/29	14,320,842	CZK	1,246
Receive Fixed 3.50% Pay Floating rate 1-Day EONIA	Annually	12/18/29	22,360,157	CZK	3,253

franklintempleton.com	Semiannual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 5.32% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	275,090,629	HUF	$(26,726)
Receive Fixed 5.41% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	447,284,564	HUF	(39,227)
Receive Fixed 5.42% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,487,019	HUF	(15,709)
Receive Fixed 5.44% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	182,228,417	HUF	(15,293)
Receive Fixed 5.58% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	59,264,095	HUF	(4,078)
Receive Fixed 5.80% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	126,424,928	HUF	(5,728)
Receive Fixed 5.80% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	85,998,786	HUF	(3,897)
Receive Fixed 5.83% Pay Floating rate 6-Month-BUBOR	Annually	12/18/29	143,221,562	HUF	(6,024)
Receive Fixed 9.03% Pay Floating Banxico Mexico 1 Month Rate	Monthly	12/18/29	22,650,000	MXN	14,915
Received Fixed 9.18% Pay Floating rate 3-Month-JIBAR	Quarterly	9/19/34	7,500,000	ZAR	20,972
Receive Fixed 5.83% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	237,699,992	HUF	26,756
Receive Fixed 5.85% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	100,982,120	HUF	11,034
Receive Fixed 5.87% Pay Floating rate 6-Month-BUBOR	Annually	12/18/34	101,317,888	HUF	10,785
Total Interest Rate Swap Contracts					$159,304

*In U.S. dollars unless otherwise indicated.
At November 30, 2024, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Currency Contracts - Long[a]
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/25	12,761,075		$97,011
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/30/25	47,665,915		37,749
							134,760
Equity Contracts - Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	162,163	GBP	119,884
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	202,986	EUR	35,051
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/25	164,294	GBP	(23,870)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,551,281	SEK	23,652
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	184,642	EUR	6,454
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/25	3,085,917	SEK	113,966
Adidas AG	Euro STR + 0.35%	Monthly	JPHQ	10/08/25	408,530	EUR	(17,512)
Aeci Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	5,709,660	ZAR	(34,972)
Aedas Homes SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/01/25	11,603	EUR	(185)
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	18,146	GBP	(783)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	4,250,483	NOK	50,680

46	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	95,867		$2,788
Alior Bank SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/06/25	28,822		(1,742)
ALK Abello A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	6/12/25	1,771,578	DKK	16,748
Alleima AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/25	2,911,691	SEK	10,486
Alligo AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/15/25	793,921	SEK	(13,218)
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/25	368,250	CHF	21,422
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/25	72,193	EUR	41,515
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,492,946	SEK	271,057
Ambu A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/25	2,322,394	DKK	(51,553)
Amedeo Air Four Plus Ltd.	1-Day SONIA + 0.35%	Monthly	MSCO	4/09/25	34,304	GBP	15,840
AMS-Osram AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	583,067	CHF	(399,420)
Amundi	1-Day EONIA + 0.30%	Monthly	MSCS	9/23/25	144,633	EUR	(9,292)
Anadolu Grubu	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	112,999		(14,669)
Anadolu Sigorta	1-Day FEDEF + 1.25%	Monthly	MSCO	12/30/24	85,272		18,478
Anora Group PLC	Euro STR + 0.275%	Monthly	SEBA	12/23/24	93,493	EUR	(33,539)
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/25	186,460	GBP	86,601
Arcelormittal SA	Euro STR + 0.25%	Monthly	JPHQ	2/28/25	186,107	EUR	(1,231)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/25	86,824		(14,052)
Arcure	1-Day EONIA + 0.275%	Monthly	MSCO	11/03/25	27,101	EUR	5,049
Argan	1-Day EONIA + 0.275%	Monthly	MSCO	9/11/25	161,231	EUR	(21,027)
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	6,354,124	SEK	(119,727)
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/25	584,985	CHF	(13,575)
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	96,859	EUR	(757)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	191,200	CHF	(115,781)
ASM International	Euro STR + 0.35%	Monthly	JPHQ	6/06/25	437,877	EUR	(91,480)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	209,754		40,371
Associated British Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/23/25	138,703	GBP	(14,224)
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/25	229,924	ZAR	(2)
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	313,596	EUR	(31,790)
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	287,984	EUR	64,861
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/25	2,505,056	SEK	89,444
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/25	106,104	EUR	27,743
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/25	96,594	EUR	(34,742)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/25	2,531,716	NOK	34,906
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	286,613	CHF	(106,301)
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/25	8,556,069	ZAR	107,776
Aviva ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/21/25	111,979	GBP	(113)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	84,039	EUR	675
B&S Group SA	Euro STR + 0.35%	Monthly	JPHQ	1/16/25	81,517	EUR	16,036
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,226,076	NOK	31,904
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/25	181,221	GBP	(6,722)
Bakkavor Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/15/25	86,335	GBP	(9,224)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	233,702	GBP	108,014
Banca de Sabadell SA	1-Day EONIA + 0.35%	Monthly	MSCS	10/10/25	157,805	EUR	(6,309)
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	530,186	EUR	(30,238)

franklintempleton.com	Semiannual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Banco Bilbao Vizcaya Argentaria SA	1-Day EONIA + 0.35%	Monthly	MSCS	9/30/25	207,020	EUR	$(4,910)
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/25	225,412	GBP	60,173
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/25	158,140	GBP	106,104
Barr AG	1-Day SONIA + 0.35%	Monthly	MSCO	5/22/25	53,991	GBP	553
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/25	334,932	CHF	(6,362)
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	1,867,376	DKK	27,515
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/25	179,364	EUR	40,014
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/25	308,483	CHF	(33,315)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,131,302	SEK	(62,503)
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	291,473	EUR	(74,402)
Benefit	1-Day FEDEF + 1.25%	Monthly	MSCS	9/26/25	53,325		(4,304)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	130,634	EUR	(28,996)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/25	5,694,839	SEK	138,667
BHG Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	1,053,698	SEK	18,932
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/25	339,704	EUR	3,279
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/25	504,850	EUR	(12,803)
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/25	4,303,231	SEK	(40,212)
Billington Holdings	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	32,051	GBP	(5,259)
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	3,095,776	SEK	14,207
Biotage AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	3,521,389	SEK	(68,716)
Bjorn Borg AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	98,182	SEK	(1,549)
BKW AG	1-Day SARON + 0.35%	Monthly	JPHQ	12/12/24	202,801	CHF	11,844
Bloomsbury Publishing PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	15,576	GBP	(150)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	157,390	EUR	(2,128)
Bodycote PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/25	59,335	GBP	2,807
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/25	113,318		(37,870)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/25	588,415	NOK	4,235
Bouygues	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	318,778	EUR	(79,253)
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/25	209,237	EUR	31,654
Bpost	Euro STR + 0.35%	Monthly	JPHQ	11/07/25	154,773	EUR	(73,175)
Bravida Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/25	3,948,862	SEK	(19,603)
British Land Co. PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/07/25	210,345	GBP	4,685
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/25	718,800	SEK	(9,645)
Burkhalter Holdings	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	124,825	CHF	4,127
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	69,962	EUR	17,959
BW LPG Ltd	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	2,730,877	NOK	(29,221)
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	200,655	GBP	138,834
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/25	94,126	EUR	21,217
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	129,760	GBP	(14,163)
Cargotec	Euro STR + 0.275%	Monthly	SEBA	8/23/25	127,516	EUR	123,198
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/25	2,950,833	DKK	(81,232)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/25	135,775	EUR	13,838
Carnival PLC	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/25	272,970	GBP	183,953
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	234,138	EUR	(21,664)
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	226,853	EUR	92,763
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	264,619	EUR	36,989

48	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	541,104	GBP	$(9,779)
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	103,880	EUR	(5,568)
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	202,614	GBP	39,587
Cicor Tech	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	41,059	CHF	6,750
Claranova	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	28,739	EUR	2,355
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/25	240,057	CHF	(69,195)
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/25	200,567	GBP	56,528
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,323,856	SEK	228,407
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	171,288	EUR	(147,928)
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/25	54,181	GBP	10,579
Colruyt Group NV	Euro STR + 0.35%	Monthly	JPHQ	12/23/24	428,055	EUR	504
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	116,858	EUR	20,895
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/25	1,089,961		(84,686)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/25	512,585	GBP	(94,249)
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/25	420,663	GBP	(6,306)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	287,901	EUR	(5,607)
Continental AG	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	254,441	EUR	18,846
Corbion	Euro STR + 0.35%	Monthly	JPHQ	9/03/25	341,677	EUR	(24,059)
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	3,268,701	SEK	(39,836)
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/25	73,708	GBP	32,905
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	568	GBP	574
Crayon Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	4,117,453	NOK	3,247
CTS Eventim AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	10/03/25	166,947	EUR	(2,778)
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	131,978	GBP	34,645
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	571,829	EUR	(139,308)
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/25	1,340,109	DKK	14,175
Dassault Aviation	1-Day EONIA + 0.30%	Monthly	MSCS	9/16/25	126,689	EUR	(3,570)
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	1,110,352	ZAR	10,484
DBA Group	Euro STR + 0.35%	Monthly	JPHQ	11/03/25	32,969	EUR	414
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	190,008	GBP	41,307
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/25	65,201	EUR	(539)
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/25	905,549	SEK	(37,583)
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/25	149,620	EUR	(14,329)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	341,214	EUR	33,165
Deutsche Wohnen SE	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	97,348	EUR	1,198
Deutz AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/25	348,693	EUR	(93,191)
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/24	55,666		8,050
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	175,874	EUR	(114,962)
Diys Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/12/25	2,420,273	SEK	2,486
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	288,067	CHF	14,358
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	56,362		8,624
Dormakaba	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/25	204,839	CHF	85,090
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	423,247	GBP	143,511
Duni AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	256,055	SEK	(3,057)

franklintempleton.com	Semiannual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/25	412,914	GBP	$39,934
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/25	301,156	EUR	12,082
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	56,966	EUR	(1,388)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	440,190	CHF	(6,405)
Elektrotim	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	30,136		4,122
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	264,208	GBP	(26,894)
Elior Group	1-Day EONIA + 0.275%	Monthly	MSCO	9/08/25	347,212	EUR	(97,040)
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/25	1,138,871	NOK	26,469
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/25	348,520	EUR	(75,676)
Elopak ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/08/25	1,299,811	NOK	14,933
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/25	419,600	EUR	56,598
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	232,609		44,512
Enel Group	Euro STR + 0.35%	Monthly	JPHQ	10/28/25	280,658	EUR	29,246
Energy Transfer LP	SOFR + 1.01%	Monthly	GSCO	2/14/25	472,665		61,935
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	194,849	EUR	9,483
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/25	1,083,436	EUR	(24,965)
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	319,040	GBP	(133,567)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,141,018	NOK	(274)
Equities Property Fund	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	2,006,517	ZAR	513
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/30/25	4,076,373		(135,291)
Equity Low Beta	Fixed (0.188)%	Monthly	DBAB	6/30/25	7,237,285		(93,204)
Equity Momentum	Fixed (0.188)%	Monthly	DBAB	6/30/25	15,874,424		(48,227)
Equity Value	Fixed (0.188)%	Monthly	DBAB	6/30/25	26,401,548		(788,138)
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,666,007	SEK	80,294
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	125,435		(62,903)
Eurocell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	30,020	GBP	681
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	313,019	EUR	(3,146)
Eurofins Scientific	1-Day EONIA + 0.275%	Monthly	MSCO	7/17/25	91,246	EUR	2,606
Evonik Industries AG	Euro STR + 0.35%	Monthly	JPHQ	8/11/25	297,591	EUR	(18,440)
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	91,442	EUR	1,520
Exor NV	Euro STR + 0.35%	Monthly	JPHQ	2/28/25	570,380	EUR	(29,771)
Fagron NV	Euro STR + 0.35%	Monthly	JPHQ	8/19/25	44,898	EUR	165
Fairvest Litmited	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	906,105	ZAR	4,498
FastPartner AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/04/25	1,241,056	SEK	(6,265)
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/25	135,242	EUR	(36,776)
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/25	299,704	GBP	(30,727)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	114,056	EUR	(3,763)
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/25	2,774,021	ZAR	56,327
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	302,488	EUR	(26,020)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/25	59,034	GBP	45,807
Frasers Group PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/25	160,004	GBP	(19,810)
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	239,898	EUR	12,998
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/25	215,237	EUR	(18,878)
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	78,198	GBP	90,495
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/25	173,903		—
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/25	193,908	EUR	46,276

50	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	4,517,762	DKK	$(205,850)
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	544,784	EUR	(188,158)
Gimv	Euro STR + 0.35%	Monthly	JPHQ	4/14/25	182,126	EUR	(327)
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/25	2,793,158	SEK	30,391
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/25	197,990	GBP	286,776
Greenyard	Euro STR + 0.35%	Monthly	JPHQ	10/24/25	37,803	EUR	(5,268)
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/25	216,202	EUR	(18,915)
Groupe SEB	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	204,028	EUR	(18,596)
Grupo Catalana Occidente	1-Day EONIA + 0.35%	Monthly	MSCS	11/11/25	154,146	EUR	(13,361)
GSK PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	389,427	GBP	(47,773)
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/25	108,965	CHF	(95,899)
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	2,704,650	SEK	(23,381)
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	3,853,647	DKK	125,651
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	3,673,729	NOK	(61,384)
Hal Trust	Euro STR + 0.35%	Monthly	JPHQ	4/16/25	200,698	EUR	(14,998)
Hammerson PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/27/25	142,533	GBP	21,335
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/25	2,527,456	ZAR	14,710
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/25	182,260	EUR	51,211
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	406,578	EUR	41,080
Hemnet Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/25	3,015,026	SEK	(5,867)
Hera	Euro STR + 0.35%	Monthly	JPHQ	1/10/25	168,710	EUR	17,332
Hiag Immobilien	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	93,460	CHF	1,972
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/08/25	253,817	GBP	(1,710)
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/25	267,449	GBP	43,266
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/25	1,992,768	NOK	43,406
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	1,183,598	SEK	127,953
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/25	329,541	CHF	150,577
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	348,149	EUR	2,399
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/25	461,848	EUR	(33,348)
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/25	3,840,921	SEK	(77,702)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/25	90,304		(30,779)
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/25	72,226	GBP	11,252
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/25	486,607	EUR	77,827
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/25	79,857	EUR	2,223
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	3,603,356	SEK	48,154
ING Groep NV	Euro STR + 0.35%	Monthly	JPHQ	4/22/25	136,253	EUR	(13,098)
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/24	60,052	EUR	6,822
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/25	276,190	GBP	228,915
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/25	207,606	EUR	40,907
Investec	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/25	383,788	GBP	77,047
Investec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	5,073,158	ZAR	(9,379)
Investec PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/16/25	7,511,840	ZAR	(7,201)
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/25	282,690	EUR	53,788
Italian Sea Group (The)	Euro STR + 0.35%	Monthly	JPHQ	6/17/25	262,017	EUR	(17,409)
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/25	444,019	EUR	(14,255)

franklintempleton.com	Semiannual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/25	256,359	GBP	$(47,854)
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/25	207,259	EUR	(41,449)
Jenoptik AG	Euro STR + 0.35%	Monthly	JPHQ	8/19/25	138,647	EUR	(6,054)
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/25	259,400	GBP	106,239
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/25	187,840	GBP	28,095
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/25	140,821	EUR	(16,697)
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	346,738	GBP	303,562
Kardex	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	247,650	CHF	9,353
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/25	100,383	EUR	6,304
Kemira OYJ	Euro STR + 0.275%	Monthly	SEBA	7/17/25	341,249	EUR	54,621
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	128,557	GBP	(22,590)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	15,284		9,884
Knights Group Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/25	24,702	GBP	(565)
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	208,424		63,310
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/25	264,944	EUR	219,763
Kongsberg Gruppen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	2,261,522	NOK	66,094
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	295,584	EUR	50,225
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	145,263	EUR	7,362
Koninklijke Philips NV	Euro STR + 0.35%	Monthly	JPHQ	8/26/25	247,739	EUR	51,848
Kuros	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/25	50,026	CHF	25,512
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/25	51,718	EUR	(4,712)
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	306,646	EUR	26,408
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/25	515,046	GBP	29,383
Land Securities Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	141,646	GBP	(7,756)
Landis Gyr	1-Day SARON + 0.35%	Monthly	JPHQ	6/27/25	413,564	CHF	(75,389)
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/25	36,292	EUR	(6,384)
Lastminute.com Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	39,346	CHF	(4,962)
Link Mobility Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	2,472,692	NOK	64,446
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/25	313,708	CHF	(22,597)
Lonza Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/20/25	198,414	CHF	(651)
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/25	6,480,868	SEK	50,440
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/25	419,185		(7,402)
Lundbergs AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/25	882,083	SEK	(2,701)
Lundin Gold Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,238,361	SEK	71,329
M&G PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/25	116,226	GBP	(8,562)
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/25	519,334	EUR	(36,709)
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/25	45,459	GBP	(12,680)
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	72,418	EUR	(646)
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	328,793	GBP	195,974
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	147,374	GBP	16,657
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	85,500		(13,339)
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/25	247,260	EUR	75,331
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/25	103,324	EUR	20,182
Medios AG	Euro STR + 0.35%	Monthly	JPHQ	11/01/25	91,783	EUR	(16,349)
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	66,027	EUR	(2,198)
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	47,891	EUR	524

52	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Merck KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	116,878	EUR	$(10,234)
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	365,940	EUR	(166,786)
Mikron Group	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/25	61,318	CHF	(15,236)
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/25	211,949	GBP	18,444
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	368,265	GBP	48,021
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	5,124,946	SEK	102,691
Mondadori Group	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	70,052	EUR	(9,106)
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/25	136,309	GBP	(42,034)
Montana	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/25	146,871	CHF	(27,357)
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/25	343,725	EUR	(48,739)
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	270,314	GBP	278,173
Mostostal Zabrze SA	1-Day FEDEF + 1.25%	Monthly	MSCO	11/03/25	25,102		2,839
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,658,164	NOK	28,453
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/25	2,225,305	ZAR	76,573
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/25	6,635,289	ZAR	(49,238)
Nabors Industries Ltd.	3-Month SOFR + 0.51%	Monthly	GSCO	4/18/25	68,442		(1,766)
National Grid PLC	1-Day SONIA + 0.40%	Monthly	MSCS	1/23/25	426,719	GBP	20,213
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	251,740	GBP	50,112
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,675,904	SEK	39,500
Nelly Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	327,808	SEK	174
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	200,294	EUR	57,039
Nexxen International Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/06/25	57,235	GBP	18,611
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/25	945,374	DKK	(24,450)
Nilorngruppen AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	354,377	SEK	(1,070)
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	21,829	GBP	570
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/25	1,651,516	DKK	58,227
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	607,806	EUR	(1,652)
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	329,799	EUR	47,981
Norbit ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	12/20/24	747,021	NOK	18,607
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,838,991	SEK	(3,971)
Nordex SE	Euro STR	Monthly	JPHQ	12/01/25	61,399	EUR	164
Nordic Paper Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/25	857,318	SEK	9,576
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/25	4,174,876	NOK	(13,258)
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/25	426,980	CHF	17,587
NP3 Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	2,538,921	SEK	(1,313)
Nyfosa AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/25	1,971,597	SEK	1,476
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	488,485	NOK	(15,966)
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	757,602	NOK	(21,969)
Odfjell Technology Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	1/08/25	226,517	NOK	(4,440)
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/25	1,202,578	NOK	(10,192)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	3,290,746	NOK	(114,562)
Okeanis Eco Tankers Corp.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	1,605,589	NOK	(39,420)
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/25	3,064,163	ZAR	32,551
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	214,020	GBP	31,113
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	305,489	EUR	(6,016)
Orange	1-Day EONIA + 0.275%	Monthly	MSCO	8/18/25	280,363	EUR	(6,016)

franklintempleton.com	Semiannual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	104,362		$(261)
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/25	79,627	EUR	(26,488)
Orion Corporation	Euro STR + 0.275%	Monthly	SEBA	9/09/25	36,302	EUR	(95)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	127,336	EUR	(15,663)
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/25	107,463	GBP	8,863
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/25	448,497	EUR	13,066
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	107,168	GBP	(26,245)
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/25	2,306,406	DKK	59,664
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/25	425,835	SEK	(2,945)
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/25	2,903,889	NOK	(11,224)
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/25	58,575	GBP	6,606
Paypoint	1-Day SONIA + 0.35%	Monthly	MSCS	9/23/25	167,084	GBP	115,094
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,159,615	DKK	66,043
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/25	179,847	GBP	102,603
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	1,272,878	NOK	69,325
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/25	301,131		(37,056)
Picton Property Income Ltd	1-Day SONIA + 0.275%	Monthly	MSCO	7/22/25	177,778	GBP	(16,044)
PKO Bank Polski	1-Day FEDEF + 1.25%	Monthly	MSCO	11/06/25	188,443		(11,091)
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	436,032	EUR	(76,221)
Polar Capital Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	123,948	GBP	9,927
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	125,399	EUR	24,179
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	233,652	EUR	53,672
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/25	725,497	ZAR	15,374
PVA TePla AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	113,795	EUR	(33,183)
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/25	158,365	EUR	(8,763)
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	317,016	EUR	1,627
Raiffeisen Bank International AG	Euro STR + 0.35%	Monthly	JPHQ	11/28/25	366,276	EUR	44,056
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/25	108,015		69,617
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	204,416	EUR	(32,741)
Rank Group ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/07/25	26,593	GBP	(496)
Raubex Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	1,798,235	ZAR	(877)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/25	1,269,793	SEK	117,188
Regional REIT Ltd	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/25	207,195	GBP	(30,938)
Renewi PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	94,547	GBP	34,445
Renold ORD	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/25	37,957	GBP	(2,267)
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/25	2,971,353	ZAR	38,649
RHI Magnesita	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/25	137,902	GBP	(17,392)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	444,165	CHF	(53,763)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,280,560	DKK	22,579
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	149,878	GBP	94,766
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	481,753	EUR	(29,016)
Rusta AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/25	2,026,153	SEK	(19,997)
SAF-HOLLAND SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	389,455	EUR	(105,775)
Sainsbury J PLC	1-Day SONIA + 0.35%	Monthly	MSCO	12/04/25	191,840	GBP	(7,937)
Saipem	Euro STR + 0.35%	Monthly	JPHQ	10/14/25	238,716	EUR	52,196
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/25	7,667,873	ZAR	71,042

54	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/25	9,866,068	ZAR	$(293,283)
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/25	882,335	NOK	26,672
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	90,611	GBP	814
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,462,081	SEK	70,227
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/25	49,363	EUR	2,059
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/25	258,769	CHF	76,415
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/25	2,035,692	DKK	(5,544)
Schweiter Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	9/24/25	142,480	CHF	(1,543)
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/25	49,533	EUR	13,391
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	1,380,217	SEK	36,340
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/25	338,617	GBP	(4,204)
Severfield PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/27/25	6,573	GBP	(3,476)
SHELL PLC	1-Day SONIA + 0.40%	Monthly	MSCS	5/03/25	574,202	GBP	1,853
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	496,160	CHF	(3,261)
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/25	3,767,846	EUR	336,724
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	368,863	EUR	(12,588)
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/25	3,728,800	SEK	(112,002)
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/25	4,684,482	SEK	29,178
Sleep Cycle AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/25	403,050	SEK	(1,932)
Sodexo	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/25	254,331	EUR	(6,285)
Sofina	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	151,867	EUR	(7,748)
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/25	104,657	EUR	(6,575)
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	5,483	EUR	1,264
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/25	2,759,404	NOK	(3,392)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/25	341,870	EUR	90,544
SP Group A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/25	610,956	DKK	(4,962)
Spar Group Ltd. (The)	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/25	3,952,317	ZAR	22,310
Sparekassen Sjaelland	1-Week CIBOR + 0.275%	Monthly	SEBA	3/14/25	335,450	DKK	(984)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	112,877	GBP	(26,808)
SPIE	1-Day EONIA + 0.275%	Monthly	MSCO	6/16/25	232,102	EUR	(30,047)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/25	4,131,134	SEK	(105,337)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	285,531	GBP	147,968
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	48,123	EUR	8,583
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/25	192,062	GBP	(18,414)
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	3,008,008	NOK	(46,408)
Storebrand ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/25	626,160	NOK	5,465
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	2,344,351	SEK	28,241
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	175,066	EUR	(1,171)
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/25	2,097,240	NOK	(23,268)
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	560,418	CHF	(24,242)
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/25	2,269,415	ZAR	13,226
SUSS MicroTec SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	521,981	EUR	(93,344)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/25	2,907,598	SEK	13,603
Swiss Re AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	412,112	CHF	149,241
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/25	1,778,397	DKK	24,345
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/25	184,850		103,550

franklintempleton.com	Semiannual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Synsam AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/25/25	1,174,723	SEK	$(16,428)
Synthomer PLC	1-Day SONIA + 0.35%	Monthly	MSCO	3/28/25	38,023	GBP	(19,566)
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	282,228	EUR	6,431
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/25	298,980		(10,988)
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	173,956	GBP	22,609
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	251,442	GBP	(112,267)
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/25	525,542	EUR	(33,463)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/25	290,203	EUR	71,624
Tecnicas Reunidas SA	1-Day EONIA + 0.35%	Monthly	MSCO	2/28/25	221,795	EUR	42,007
Telia Company AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/11/25	1,750,247	SEK	7,218
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/25	6,945,256	ZAR	135,548
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	99,762		(5,603)
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/25	116,528	EUR	29,995
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/25	383,025	EUR	(21,673)
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	45,506	GBP	(15,575)
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/25	4,929,004	ZAR	(84,370)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/25	446,631	EUR	(174,238)
TI Fluid Systems PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/12/25	244,060	GBP	89,293
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/25	75,140	EUR	95,550
Torpol SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/30/25	31,542		2,007
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/25	129,216		77,571
Traton SE INH O.N.	1-Week STIBOR + 0.275%	Monthly	SEBA	3/14/25	2,288,864	SEK	(25,789)
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	32,825	GBP	3,289
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/25	279,466	EUR	49,949
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/25	413,807	CHF	(49,911)
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/25	217,442	EUR	(22,987)
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/25	168,461	EUR	55,709
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/25	188,125	EUR	38,825
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/25	442,043	EUR	(156,073)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/25	167,856	CHF	6,159
Van Elle Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/04/25	26,328	GBP	(2,172)
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/25	696,088	NOK	5,193
Vaudoise Assurances	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/25	60,699	CHF	1,112
VBG Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	1,603,902	SEK	4,810
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/25	1,977,844	NOK	42,948
Venture Life Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/25	25,882	GBP	(3,107)
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/25	2,646,880	EUR	(102,686)
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/25	315,178	EUR	(11,884)
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	91,041	GBP	(14,552)
Vesuvius PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/26/25	23,487	GBP	(4,102)
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/25	230,473	EUR	23,209
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	334,244	EUR	2,417
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/10/25	2,156,377	SEK	51,220
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/25	178,951	GBP	9,488
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	239,725	EUR	(68,335)
Volvo Car AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/25	6,119,402	SEK	(193,008)

56	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Vontobel	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	227,071	CHF	$14,841
Vukile Property Fund Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/26/25	4,712,946	ZAR	25,630
VZ Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/25	140,050	CHF	22,015
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/25	4,846,851	NOK	19,056
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/25	220,014	EUR	48,237
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	289,299	GBP	(297,777)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/25	1,857,378	ZAR	48,788
Webuild SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	462,446	EUR	195,919
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	129,038	EUR	(3,736)
Wereldhave Belgium NV	Euro STR + 0.35%	Monthly	JPHQ	11/06/25	14,810	EUR	(469)
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/25	176,238	GBP	5,995
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/25	267,804	GBP	32,691
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/25	434,650	EUR	(207,563)
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	114,443	GBP	42,976
Zalando SE	Euro STR + 0.35%	Monthly	JPHQ	3/03/25	379,096	EUR	189,501
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	264,618	CHF	(40,641)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/25	46,122	EUR	(6,738)
							2,227,810
Equity Contracts - Short[d]
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/25	68,607	GBP	(13,066)
ABC Arbitrage	1-Day EONIA - 0.275%	Monthly	MSCO	6/13/25	49,920	EUR	(10,392)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	152,383	GBP	41,248
ABSA Group Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	4,089,902	ZAR	(21,204)
Accesso Technology Group	1-Day SONIA - 2.75%	Monthly	MSCS	9/27/25	81,782	GBP	1,361
Acciones Fomento De Construcciones	1-Day EONIA - 1.75%	Monthly	MSCS	1/13/25	4,359	EUR	1,247
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	373,112	EUR	(112,528)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	3,169,194	SEK	(22,742)
Advanced Medical Solution	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/25	5,564	GBP	(78)
Aedifica	Euro STR - 0.30%	Monthly	JPHQ	10/28/25	150,499	EUR	382
Aegon	Euro STR - 0.30%	Monthly	JPHQ	10/20/25	71,044	EUR	(1,274)
African Rainbow Minerals Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/22/25	3,631,945	ZAR	19,705
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/25	509,749	NOK	(6,088)
Air France-KLM	1-Day EONIA - 1.875%	Monthly	MSCO	3/20/25	83,450	EUR	20,970
Air Liquide	1-Day EONIA - 0.275%	Monthly	MSCO	6/20/25	103,494	EUR	(162)
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	59,589	EUR	3,646
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/25	213,771	EUR	(21,998)
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	1,364,809	NOK	7,023
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/25	2,642,951	NOK	103,388
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/25	599,625	NOK	33,779
ALD	1-Day EONIA - 0.30%	Monthly	MSCS	5/15/25	168,478	EUR	(1,065)
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	381,460	CHF	(14,867)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/25	2,049,326	DKK	(46,877)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/25	353,813	EUR	(7,975)
Alphawave IP Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/25	148,434	GBP	18,055
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/25	105,077	EUR	(34,850)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	341,669	EUR	76,654

franklintempleton.com	Semiannual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Amper SA	1-Day EONIA - 4.50%	Monthly	MSCO	9/10/25	24,382	EUR	$(2,242)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	137,149	EUR	18,897
AmRest	1-Day FEDEF -1.50%	Monthly	MSCS	7/17/25	46,686		4,003
Anglo American	1-Day SONIA - 0.30%	Monthly	MSCS	10/14/25	90,906	GBP	(16,516)
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/25	4,334,828	ZAR	25,158
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	54,406	GBP	7,869
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	401,795	EUR	33,623
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/25	128,270	GBP	(7,722)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	242,438	CHF	18,945
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/25	133,760		(12,353)
Ariston Holding	Euro STR - 0.30%	Monthly	JPHQ	9/11/25	42,250	EUR	3,392
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/25	18,998		(41,180)
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/24	361,390	GBP	(80,354)
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	4,628,583	ZAR	46,107
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	6/13/25	332,424	EUR	(11,244)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	2,190,652	SEK	(67,269)
Assystem	1-Day EONIA - 2.75%	Monthly	MSCO	9/25/25	112,690	EUR	24,883
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/25	256,088	GBP	106,606
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/25	192,798	GBP	2,608
Aurubis AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	153,223	EUR	10,784
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/25	329,582	EUR	(156,329)
Autopartner	1-Day FEDEF - 3.25%	Monthly	MSCO	9/18/25	81,878		10,331
AutoStore Holdings Ltd.	1-Week NIBOR - 0.75%	Monthly	SEBA	4/04/25	2,469,779	NOK	(42,064)
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	2,843,712	SEK	(8,579)
Axfood AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	247,942	SEK	4,070
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	450,415	EUR	11,502
B&M European Value Retail SA	1-Day SONIA - 0.30%	Monthly	MSCS	10/31/25	88,542	GBP	22,081
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	180,498	CHF	32,785
Baloise Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	12/09/25	388,253	CHF	(87,660)
Bank of America MLEIAPRE Index	EONIA - 0.30%	Monthly	BOFA	3/21/25	179,654	EUR	1,144
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/25	229,155	EUR	(56,752)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/25	553,268	CHF	23,627
Barco	Euro STR - 0.30%	Monthly	JPHQ	4/14/25	41,815	EUR	5,305
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/25	325,965	CHF	13,096
Basic-Fit	Euro STR - 1.75%	Monthly	JPHQ	7/14/25	230,099	EUR	5,408
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/25	64,999	EUR	26,006
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	38,765	EUR	10,143
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	2/28/25	173,348	EUR	6,507
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	336,537	EUR	90,919
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,540,308	SEK	(96,152)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	448,400	CHF	(26,239)
Berkeley Group Holdings	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/25	108,131	GBP	31,969
Better Collective A/S	1-Week STIBOR - 0.275%	Monthly	SEBA	10/09/25	594,417	SEK	18,633
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/26	262,423	EUR	46,141
BHP Group Ltd	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/25	109,973	GBP	11,716

58	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Bid Corporation Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	12/01/25	573,958	ZAR	$193
Biesse	Euro STR - 0.80%	Monthly	JPHQ	9/04/25	99,337	EUR	10,875
Bilia AB Ser. A	1-Week STIBOR - 0.275%	Monthly	SEBA	9/25/25	1,587,776	SEK	4,015
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	1,836,399	SEK	17,422
Biomerieux	1-Day EONIA - 0.30%	Monthly	MSCS	9/16/25	133,581	EUR	(1,706)
BlueNord ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	583,958	NOK	(10,115)
Boliden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/25	2,110,534	SEK	(25,389)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	408,541	EUR	(34,331)
Borr Drilling Ltd.	1-Week NIBOR - 0.75%	Monthly	SEBA	9/09/25	1,293,637	NOK	39,174
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/25	170,011	EUR	25,295
Brenntag SE	Euro STR - 0.30%	Monthly	JPHQ	10/07/25	85,418	EUR	5,652
British American Tobacco	1-Day SONIA - 0.30%	Monthly	MSCS	9/27/25	100,150	GBP	(27,019)
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	70,211	EUR	854
Bucher Industries	1-Day SARON - 0.35%	Monthly	JPHQ	7/31/25	251,716	CHF	4,408
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/25	126,982		507
Burkhardt	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/25	69,472	CHF	(9,527)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/25	758,159	NOK	11,742
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	492,792	EUR	145,720
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/25	1,494,419	NOK	(73,604)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/25	271,995	EUR	88,572
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	1,324,210	SEK	4,710
Capita PLC	1-Day SONIA - 0.30%	Monthly	MSCO	5/06/25	193,994	GBP	34,799
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/25	5,214,465	ZAR	(228,639)
Capricorn Energy PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/23/24	50,415	GBP	(18,927)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/25	365,716	EUR	776
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	162,321	EUR	41,562
Cashbuild Ltd.	1-Day SABOR - 0.88%	Monthly	MSCS	7/17/25	469,741	ZAR	(4,123)
Catena AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/25	3,303,924	SEK	16,108
CCC SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/25	135,914		(23,243)
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/25	286,106		(109,213)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/25	541,767	EUR	918
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/25	32,658	GBP	4,332
Cerillion PLC	1-Day SONIA - 3.63%	Monthly	MSCO	6/11/25	54,519	GBP	(7,908)
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	1,553,464	SEK	(2,011)
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/25	114,203	EUR	(1,343)
Cint Group AB	1-Week STIBOR - 0.45%	Monthly	SEBA	7/17/25	459,149	SEK	(11,136)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/25	431,319	NOK	(4,822)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/25	571,738	EUR	(53,426)
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/25	63,441		2,133
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	3,333,409	DKK	(44,834)
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/25	268,063	CHF	(81,151)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	215,540	EUR	14,612
Craneware PLC	1-Day SONIA - 0.275%	Monthly	MSCO	12/27/24	25,182	GBP	(1,106)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/25	291,387	GBP	47,932
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/25	404,183	GBP	129,008

franklintempleton.com	Semiannual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/25	922,372	ZAR	$(31,742)
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/25	125,808	GBP	36,475
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/25	27,894	EUR	4,184
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	270,074		(68,692)
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	43,373	CHF	10,044
Daimler Truck Holdings AG	Euro STR - 0.30%	Monthly	JPHQ	3/28/25	213,256	EUR	(13,150)
Danone SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	174,712	EUR	731
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/25	241,717	EUR	9,485
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	61,123	EUR	(781)
Dermapharm Holding SE	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	154,889	EUR	(3,395)
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/25	183,388	GBP	18,609
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	208,913	EUR	(44,015)
Deutsche Post	Euro STR - 0.30%	Monthly	JPHQ	12/11/25	265,843	EUR	25,663
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	486,451	GBP	146,373
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/25	168,333	EUR	(32,487)
D’Ieteren SA	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	188,731	EUR	(4,921)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	516,044		(55,991)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/24	4,351,526	ZAR	(125,499)
DiscoverIE Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	348,065	GBP	39,467
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	8,565,558	ZAR	(213,354)
DNB Bank ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	7/17/25	836,148	NOK	(7,111)
Dometic Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,381,572	SEK	42,119
Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/25	175,298	GBP	(30,400)
Dotdigital Group	1-Day SONIA - 0.30%	Monthly	MSCO	3/14/25	60,888	GBP	(2,553)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/25	262,489	CHF	27,986
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/25	3,096,885	ZAR	(16,267)
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	373,361	EUR	8,926
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/25	3,542,005	DKK	(144,515)
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/25	289,541	EUR	30,567
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/25	116,940		(10,017)
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/25	100,664		(16,503)
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	88,914	EUR	(19,030)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/25	312,371	EUR	29,333
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/25	241,014	EUR	(5,072)
Embracer Group AB	1-Week STIBOR - 2.50%	Monthly	SEBA	3/04/25	1,121,868	SEK	(167)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	422,363	CHF	55,696
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/25	279,774	EUR	11,062
Endeavour Mining PLC	1-Day SONIA - 0.30%	Monthly	MSCO	9/01/25	22,913	GBP	2,267
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	130,384	EUR	11,267
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	186,816	GBP	(2,775)
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/25	986,740	SEK	(32,728)
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/25	218,202	EUR	23,078
Entain PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/25	371,698	GBP	(7,050)
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	4,552,551	SEK	(4,144)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	4,168,071	SEK	(152,560)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/25	198,218	EUR	64,670

60	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/25	224,156	EUR	$(71,933)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/25	193,096	GBP	46,597
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/25	222,303	EUR	49,748
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	54,076	EUR	(29,634)
Europris ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	3/12/25	2,969,384	NOK	24,686
EuroTeleSites AG	Euro STR - 6.00%	Monthly	JPHQ	8/26/25	26,996	EUR	(4,432)
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	71,911	EUR	(22,672)
Exail Technologies	1-Day EONIA - 6.875%	Monthly	MSCS	9/23/25	92,473	EUR	10,478
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	169,656	GBP	(24,312)
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	210,290	GBP	(172,428)
Feintool	1-Day SARON - 3.85%	Monthly	JPHQ	9/11/25	31,962	CHF	2,764
Ferretti	Euro STR - 1.00%	Monthly	JPHQ	10/20/25	139,284	EUR	5,074
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	344,986	EUR	(139,812)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/25	240,737	GBP	94,181
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	565,413	EUR	(1,292)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/25	30,366	GBP	314
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/25	64,074	EUR	8,216
flatexDEGIRO AG	1-Month EURIBOR - 0.70%	Monthly	JPHQ	12/06/25	91,005	EUR	(2,488)
Flex LNG Ltd.	1-Week NIBOR - 3.50%	Monthly	SEBA	4/04/25	293,403	NOK	2,513
Flow Traders	Euro STR - 0.30%	Monthly	JPHQ	8/26/25	95,073	EUR	(14,523)
FLSmidth & Co. A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/25	892,277	DKK	(20,637)
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	106,930	CHF	(4,820)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/25	117,964	EUR	(41,442)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	234,542	GBP	(140,510)
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/31/25	47,371	EUR	11,133
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/25	213,775	GBP	(53,957)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	75,562	EUR	34,769
Franchise Brands PLC	1-Day SONIA - 18.50%	Monthly	MSCS	9/27/25	8,698	GBP	(88)
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	339,724	EUR	(37,649)
Frontline PLC	1-Week NIBOR - 0.275%	Monthly	SEBA	10/07/25	3,234,889	NOK	82,146
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/25	155,925	GBP	(70,044)
Galapagos NV	Euro STR - 0.30%	Monthly	JPHQ	1/09/25	133,974	EUR	(2,365)
Galderma Group	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/25	69,762	CHF	(10,847)
Galenica	1-Day SARON - 0.35%	Monthly	JPHQ	11/26/25	113,095	CHF	222
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/25	361,317	CHF	(65,427)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	122,423	GBP	(43,597)
Georg Fischer Ltd.	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/25	91,468	CHF	(2,539)
Getinge AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/09/25	1,111,550	SEK	11,301
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	324,123	EUR	2,525
GFT Technologies SE	Euro STR - 0.30%	Monthly	JPHQ	4/24/25	208,128	EUR	44,810
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	5,649,898	NOK	(73,609)
Global Dominion	1-Day EONIA - 0.275%	Monthly	MSCO	7/30/25	86,255	EUR	6,279
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	148,283	GBP	2,333
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	232,665	EUR	(93,802)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	413,881	GBP	(5,784)
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	187,752	GBP	8,919

franklintempleton.com	Semiannual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/02/25	211,403	EUR	$(12,236)
Grieg Seafood	1-Week NIBOR - 0.45%	Monthly	SEBA	4/16/25	2,283,486	NOK	7,930
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	162,440	EUR	7,642
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	431,761	EUR	21,389
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	152,027	EUR	(6,950)
Gulf Keystone Petroleum	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	61,018	GBP	(11,242)
H+H International A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	10/17/25	47,808	DKK	(87)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/25	333,141	GBP	(59,960)
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	134,288	EUR	5,966
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	835,609	SEK	10,951
Hanza AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/24/25	357,706	SEK	(3,736)
Hapag-Lloyd AG	Euro STR - 0.50%	Monthly	JPHQ	10/07/25	100,318	EUR	(953)
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/25	136,343	EUR	(22,813)
Hays PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/25	354,657	GBP	63,729
Heineken	Euro STR - 0.35%	Monthly	JPHQ	11/27/25	283,489	EUR	63,277
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/25	12,677		(28,417)
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	175,543	EUR	(27,469)
Helvetia Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/18/25	276,429	CHF	(92,962)
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	18,231	GBP	947
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	258,900	EUR	(7,159)
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/25	158,835	EUR	(13)
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/25	333,891	SEK	5,601
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/25	371,933	NOK	8,714
Hexpol AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/06/25	2,308,181	SEK	(175)
Himalaya Shipping Ltd	1-Week NIBOR - 3.25%	Monthly	SEBA	8/28/25	493,076	NOK	6,822
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/25	3,383,769	SEK	19,651
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/25	407,340	SEK	1,377
Howden Joinery Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/18/25	206,878	GBP	28,465
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/25	1,962,051	SEK	(1,297)
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/25	39,695	GBP	(915)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/25	231,763	EUR	86,977
[e]Iberdrola	1-Day EONIA - 0.50%	Monthly	MSCS	12/02/25	—	EUR	(37,105)
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/25	600,662	EUR	32,988
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/25	286,017	GBP	(107,140)
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/25	107,891	EUR	(41,746)
Idox PLC	1-Day SONIA - 6.125%	Monthly	MSCO	3/24/25	24,388	GBP	(102)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	136,265	EUR	(7,235)
Impala Platinum	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/25	2,749,325	ZAR	(9,138)
Industrial Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/24/25	619,318		(21,725)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	328,151	EUR	34,506
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	189,922	GBP	(75,930)
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	2,184,782	SEK	(10,252)
Interparfums SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	188,342	EUR	13,013
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/25	350,221	EUR	(23,006)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/25	399,046	CHF	82,740
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	819,634	SEK	(16,277)

62	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
IP Group ORD	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	73,682	GBP	$4,967
IREN SPA	Euro STR - 0.30%	Monthly	JPHQ	11/11/25	370,323	EUR	(15,152)
Italgas	Euro STR - 0.30%	Monthly	JPHQ	9/06/25	184,722	EUR	(27,047)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	124,045	EUR	(4,675)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	43,720	GBP	1,583
JDE Peet’s NV	Euro STR - 0.30%	Monthly	JPHQ	6/06/25	296,009	EUR	47,455
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	195,970	GBP	(86,439)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	222,608	GBP	46,679
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/25	112,876	EUR	(29,494)
Jyske Bank A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	11/14/25	681,342	DKK	(1,755)
K+S AG	Euro STR - 0.95%	Monthly	JPHQ	10/07/25	270,868	EUR	(6,390)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	140,053	SEK	(67)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	349,104	EUR	6,258
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/25	63,563	EUR	46,476
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/25	287,026	EUR	91,943
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	313,536	EUR	(11,906)
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/25	339,793	EUR	(50,144)
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	485,851	SEK	5,189
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/25	229,548		45,124
Kinnevik	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	6,000,715	SEK	214,742
Kloeckner + Co SE NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	17,845	EUR	1,174
Knowit AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	745,202	SEK	(766)
Kojamo PLC	Euro STR - 0.28%	Monthly	SEBA	7/14/25	155,983	EUR	1,045
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/25	433,888	CHF	198,520
Korian SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	63,124	EUR	(5,989)
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/25	95,327		1,595
Kuehne+Nagel	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/25	248,627	CHF	39,645
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/25	347,334	GBP	14,197
LEM	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	152,843	CHF	74,000
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	244,648	EUR	10,967
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/25	308,038		(8,178)
Lindab International AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/25	529,694	SEK	1,237
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	237,063	EUR	(22,102)
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/25	64,761	EUR	4,782
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	140,011	EUR	(25,848)
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	367,549	GBP	(161,899)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/25	84,116	EUR	20,939
Lottomatica Group	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	224,808	EUR	(47,801)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	253,000	EUR	(8,982)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/25	289,926	EUR	46,287
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/25	350,350	NOK	(844)
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/25	205,218	EUR	708
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/25	245,015	GBP	80,567
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/24	133,885	EUR	21,309
Marshalls PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/27/25	84,808	GBP	(1,111)
Mas Real Estate	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	4,371,150	ZAR	(50,032)

franklintempleton.com	Semiannual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/25	1,491,010	DKK	$(20,962)
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/25	329,985		(101,322)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	193,127	CHF	32,551
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/25	318,879	EUR	(36,697)
Metall Zug AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/25	31,366	CHF	2,558
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/25	186,328	EUR	78,573
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/25	360,652	EUR	29,873
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	265,851		(125,705)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/25	3,308,609	SEK	(144,075)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/25	39,538		(1,823)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/25	93,724	GBP	2,544
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/25	49,759	GBP	4,351
Motus Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	11/04/25	3,723,340	ZAR	(51,248)
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/25	30,163	EUR	5,465
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/25	2,468,506	SEK	47,167
Nemetschek SE	Euro STR - 0.30%	Monthly	JPHQ	11/26/25	139,312	EUR	427
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	295,621	EUR	86,941
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/25	232,450	CHF	59,026
NewRiver REIT PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/11/25	75,058	GBP	5,207
Newron Pharma	1-Day SARON - 9.40%	Monthly	JPHQ	10/07/25	57,361	CHF	1,958
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/14/25	384,631	EUR	18,409
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/25	6,734,159	SEK	105,940
[e]Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/25	—	SEK	(19,310)
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/25	1,965,304	SEK	48,177
Noble Corp. PLC	1-Week CIBOR - 0.34%	Monthly	SEBA	8/05/25	1,140,925	DKK	48,264
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/25	453,127	EUR	37,413
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	521,878	DKK	(4,476)
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/25	49,439	EUR	11,364
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	149,943	GBP	27,982
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/25	323,652	EUR	104,718
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/25	1,216,151	DKK	4,597
Outsurance Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/25	6,325,401	ZAR	(221,512)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/25	121,711	GBP	13,772
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/25	204,093	GBP	(42,883)
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/25	2,773,602	NOK	(22,041)
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/25	61,175	EUR	6,605
Paradox Interactive AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	2,020,141	SEK	(61,379)
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/25	234,227	CHF	(49,373)
Patrizia AG	Euro STR - 1.00%	Monthly	JPHQ	7/17/25	148,272	EUR	(4,750)
Pearson ORD	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	116,586	GBP	(16,641)
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	453,463	GBP	56,786
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/25	4,025,467	ZAR	(122,489)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	605,005	EUR	220,767
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/25	157,226	EUR	(204,656)
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	393,536	GBP	6,997
Piaggio	Euro STR - 0.30%	Monthly	JPHQ	7/14/25	399,842	EUR	92,843

64	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/23/24	4,938,819	ZAR	$(91,076)
Pierre & Vacances	1-Day EONIA - 2.13%	Monthly	MSCS	8/15/25	107,358	EUR	11,179
Pinewood Technologies Group	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/25	108,411	GBP	(7,322)
Platzer Fastigheter Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/04/25	1,445,224	SEK	10,890
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/25	222,643	EUR	26,887
PPHE Hotel Group Ltd	1-Day SONIA - 0.275%	Monthly	MSCO	8/02/25	48,918	GBP	3,271
Premier Miton Group PLC	1-Day SONIA - 3.375%	Monthly	MSCO	8/15/25	29,588	GBP	9,882
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/25	112,871	EUR	(22,634)
Protector Forsikring ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/25	1,621,429	NOK	(41,955)
Proximus Group	Euro STR - 0.30%	Monthly	JPHQ	9/18/25	221,237	EUR	13,980
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	202,305	GBP	(64,930)
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/25	310,219	GBP	69,990
Puuilo PLC	Euro STR - 2.75%	Monthly	SEBA	7/17/25	105,454	EUR	3,897
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/25	146,575	GBP	17,269
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,729,165	SEK	12,160
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	338,594	GBP	1,120
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/25	109,717	EUR	9,086
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	120,418	GBP	(3,877)
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/25	5,439,929	ZAR	(68,126)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	411,678	EUR	161,083
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/25	281,209	GBP	31,262
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/25	50,288	GBP	739
Reply SpA	Euro STR - 0.30%	Monthly	JPHQ	7/18/25	32,588	EUR	(11,804)
Resilient REIT Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	3/14/25	4,180,460	ZAR	(78,231)
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/25	125,684	EUR	(3,280)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/25	2,702,612	DKK	(56,198)
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	125,191	GBP	(1,673)
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/25	1,913,351	DKK	(43,528)
RS Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/20/25	377,451	GBP	7,589
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	427,457	EUR	130,506
RVRC Holding	1-Week STIBOR - 0.28%	Monthly	SEBA	10/11/25	651,951	SEK	8,384
RWE AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	352,515	EUR	25,287
S4 Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/25	213,113	GBP	68,205
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	345,964	EUR	(45,070)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/25	389,972	GBP	7,114
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	169,341	GBP	28,769
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/25	1,887,089	NOK	22,519
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	325,635	EUR	180,163
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/25	229,472	EUR	(738)
Sandoz Group	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/25	115,413	CHF	(13,133)
Sandvik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/25	2,259,933	SEK	8,248
Sanlorenzo	Euro STR - 0.30%	Monthly	JPHQ	10/20/25	20,655	EUR	3,299
Sanofi SA	1-Day EONIA - 0.275%	Monthly	MSCO	7/01/25	176,035	EUR	8,719
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/25	81,550		(2,420)
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	499,285	EUR	(8,902)
Scandinavian Tobacco Group	1-Week CIBOR - 0.275%	Monthly	SEBA	6/12/25	308,689	DKK	1,703

franklintempleton.com	Semiannual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Scatec ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	4/26/25	800,883	NOK	$3,983
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/25	4,068,240	NOK	(96,582)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	204,054	EUR	11,839
Schroders PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/20/25	131,579	GBP	23,868
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/25	1,903,564	SEK	20,692
Sectra AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	1,590,944	SEK	(56,478)
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/25	734,213	SEK	25,162
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/05/25	44,984	GBP	23,879
Semperit AG Holdings	Euro STR - 5.30%	Monthly	JPHQ	10/20/25	33,679	EUR	(128)
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	331,155	CHF	98,914
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/25	14,199	GBP	(1,220)
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	267,560	GBP	(26,856)
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/25	267,921	GBP	(24,390)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/25	179,494	EUR	(53,591)
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/25	328,340	EUR	8,709
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/25	167,316	EUR	(13,876)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/25	277,541	EUR	4,891
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/25	168,784	CHF	14,271
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/25	290,109	EUR	121,162
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/25	541,628	EUR	144,536
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/25	86,977	CHF	6,483
Sligro Food Group	Euro STR - 0.30%	Monthly	JPHQ	8/29/25	48,598	EUR	8,397
Smith DS	1-Day SONIA - 0.275%	Monthly	MSCO	2/12/25	218,555	GBP	(68,730)
Snam SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	92,045	EUR	(1,413)
Softcat PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	294,655	GBP	(2,867)
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/15/25	91,606	CHF	42,554
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/25	51,661	EUR	14,534
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	137,026	EUR	45,814
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/25	135,623	GBP	66,452
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/25	43,623	EUR	20,069
Somero Enterprises	1-Day SONIA - 1.25%	Monthly	MSCO	12/01/25	42	GBP	1
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/25	59,653	CHF	3,878
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/25	4,743,913	ZAR	(26,445)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/24	1,177,650	NOK	(15,820)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/25	4,817,020	NOK	(104,703)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/25	2,320,514	NOK	(24,638)
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/25	376,740	GBP	99,627
SSP Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/28/25	111,848	GBP	8,694
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/25	240,420	CHF	15,709
St James’s Place PLC	1-Day SONIA - 0.30%	Monthly	MSCO	5/06/25	121,509	GBP	(124,295)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/25	3,202,823	SEK	(137,982)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/25	534,410	EUR	(7,704)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/25	601,512	EUR	(6,109)
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/21/25	115,320	EUR	36,415
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/25	2,066,584	ZAR	(4,553)

66	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/25	116,264	GBP	$10,261
Surgical Science Sweden AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/01/25	1,116,774	SEK	(21,933)
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	4,587,857	SEK	6,566
Svitzer Group A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/25	602,476	DKK	9,796
Swatch Group	1-Day SARON - 0.35%	Monthly	JPHQ	7/30/25	163,391	CHF	19,743
Sweco AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/20/25	1,064,367	SEK	(38,939)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/25	131,384	CHF	(15,820)
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/25	235,343	CHF	8,032
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/25	323,655	EUR	49,294
TAKKT AG	Euro STR - 2.40%	Monthly	JPHQ	11/04/25	37,433	EUR	3,369
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/25	191,721	EUR	(7,980)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	326,761	EUR	38,876
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	252,123	GBP	(32,189)
Tecan Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/10/25	151,454	CHF	36,673
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/25	244,996	EUR	62,234
Telecom Italia SpA	Euro STR - 0.75%	Monthly	JPHQ	7/14/25	225,717	EUR	15,794
Telefonica SA	1-Day EONIA - 0.35%	Monthly	MSCS	1/12/25	255,519	EUR	(6,862)
Teleperformance	1-Day EONIA - 0.30%	Monthly	MSCO	3/27/25	90,747	EUR	10,685
Tenaris	Euro STR - 0.30%	Monthly	JPHQ	10/20/25	185,858	EUR	(43,602)
Terna SpA	Euro STR - 0.30%	Monthly	JPHQ	11/27/25	146,927	EUR	(1,830)
Tessenderlo Group	Euro STR - 0.30%	Monthly	JPHQ	10/10/25	142,236	EUR	10,437
Text	1-Day FEDEF - 2.125%	Monthly	MSCO	8/07/25	110,798		28,257
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/25	1,408,803	NOK	(9,130)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	721,262	SEK	(10,282)
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/25	295,019	EUR	69,737
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	11/29/25	204,507	EUR	23,240
Tiger Brands	1-Day SABOR - 0.50%	Monthly	MSCO	6/25/25	3,355,050	ZAR	(41,781)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/25	99,172	EUR	(2,427)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	203,540	EUR	81,992
Tokmanni Group	Euro STR - 0.275%	Monthly	SEBA	8/27/25	122,025	EUR	(12,255)
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/25	1,419,451	NOK	(15,915)
TomTom International BV	Euro STR - 0.30%	Monthly	JPHQ	7/13/25	160,836	EUR	8,797
TotalEnergies ORD	1-Day EONIA - 0.40%	Monthly	MSCS	10/01/25	364,671	EUR	17,045
Tracsis PLC	1-Day SONIA - 9.00%	Monthly	MSCO	3/06/25	2,431	GBP	(21)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/25	983,502	ZAR	21,155
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/25	1,568,396	SEK	12,080
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/25	2,766,160	DKK	(53,713)
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/25	47,144	EUR	(9,322)
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/25	27,883	GBP	(8,535)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	241,961	EUR	18,956
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/25	314,141	GBP	19,414
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	378,392	EUR	84,600
Universal Music Group	Euro STR - 0.30%	Monthly	JPHQ	9/05/25	269,583	EUR	5,132
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	234,966	GBP	8,811
Utilities Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/24/25	701,125		(32,557)
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/25	112,133	EUR	67,406

franklintempleton.com	Semiannual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	249,357	CHF	$6,684
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/25	280,833	EUR	141,183
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/25	88,881		(25)
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	73,190	EUR	4,705
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/25	398,715	GBP	179,337
Vidrala SA	1-Day EONIA - 0.275%	Monthly	MSCO	9/30/25	13	EUR	(6,584)
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/25	122,421	EUR	(2,283)
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/25	1,245,890	SEK	(24,746)
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/25	172,567	EUR	9,147
[e]Viscofan SA	1-Day EONIA - 0.275%	Monthly	MSCO	8/05/25	—	EUR	(9,446)
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/25	348,199	EUR	(28,616)
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/25	3,297,739	SEK	27,648
Volati AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/25	793,944	SEK	9,111
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/25	187,141	EUR	54,597
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	295,934	EUR	97,276
Wacker Neuson SE	Euro STR - 0.30%	Monthly	JPHQ	4/01/25	123,623	EUR	19,099
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/25	35,615	EUR	16,865
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	3,093,300	SEK	(25,081)
Warteck	1-Day SARON - 6.50%	Monthly	JPHQ	2/03/25	65,133	CHF	(2,855)
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/25	444,563	EUR	(52,343)
WH Smith PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/25	280,166	GBP	11,098
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/25	221,851	GBP	21,572
Wienerberger AG	Euro STR - 0.30%	Monthly	JPHQ	8/26/25	301,427	EUR	30,852
WithSecure Corp.	Euro STR - 0.275%	Monthly	SEBA	4/22/25	73,184	EUR	33,035
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/24	233,308	GBP	95,766
Woolworths Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	9/15/25	4,069,851	ZAR	5,479
WPP PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/25	143,957	GBP	(19,307)
Wustenrot & Wurttembergis	Euro STR - 0.30%	Monthly	JPHQ	9/30/25	45,605	EUR	1,179
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	1,880,643	SEK	(51,263)
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/25	149,259	EUR	(46,339)
YouGov ORD	1-Day SONIA - 0.30%	Monthly	MSCO	5/08/25	107,751	GBP	67,869
Young & Co’s Brewery	1-Day SONIA - 2.50%	Monthly	MSCO	6/23/25	85,697	GBP	(1,093)
Yubico AB	1-Week STIBOR - 1.25%	Monthly	SEBA	4/03/25	2,646,563	SEK	(58,524)
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/25	1,208,345	DKK	(8,404)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/25	278,613	EUR	51,031
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/25	176,447	CHF	84,863
							355,666
Interest Rate Contracts – Long[a]
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/30/25	21,331,637		167,102
Egyptian Treasury Bills	1-Day FEDEF	Monthly	CITI	2/20/25	149,285		(1,196)
							165,906
Total - Total Return Swap Contracts							$2,884,142

68	Semiannual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED)
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)
* In U.S. dollars unless otherwise indicated.
a The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b Fair valued using significant unobservable inputs. See Note 13 regarding fair value investments.
c See Note 8 regarding investments in Russian securities.
d The Fund receives the variable financing rate and pays the total return on the underlying instrument.
e Notional value rounds to less than 1.
See Note 11 regarding other derivative information.
See Abbreviations on page 89.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities
November 30, 2024 (unaudited)
K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$514,390,348
Cost – Non-controlled affiliates (Note 3f)	1,780,000
Value – Unaffiliated issuers†	$536,780,529
Value – Non-controlled affiliates (Note 3f)	1,780,000
Cash	418,947
Foreign currency, at value (cost $4,428,422)	4,553,281
Receivables:
Investment securities sold	10,644,789
Capital shares sold	156,641
Dividends and interest	2,400,408
Deposits with brokers for:
Securities sold short	92,355,667
OTC derivative contracts	7,299,645
Futures contracts	9,377,840
Centrally cleared swap contracts	3,918,810
Due from brokers	8,751,891
Variation margin on futures contracts	814,963
Variation margin on centrally cleared swap contracts	104,288
OTC swap contracts (upfront payments $732,765)	289,730
Unrealized appreciation on OTC forward exchange contracts	3,754,355
Unrealized appreciation on OTC swap contracts	20,924,453
Unrealized appreciation on unfunded loan commitments (Note 10)	15,023
Total assets	704,341,260
Liabilities:
Payables:
Investment securities purchased	3,495,386
Capital shares redeemed	182,937
Management fees	650,026
Distribution fees	17,992
Trustees’ fees and expenses	4,121
Transfer agent fees	255,915
Due to brokers	3,345,307
OTC swap contracts (upfront receipts $548,849)	497,286
Options written, at value (premiums received $94,985)	64,469
Securities sold short, at value (proceeds $100,698,814)	102,604,926
Payable upon return of securities loaned (Note 1f)	1,780,000
Unrealized depreciation on OTC forward exchange contracts	2,268,240
Unrealized depreciation on OTC swap contracts	18,253,799
Accrued expenses and other liabilities	263,125
Total liabilities	133,683,529
Net assets, at value	$570,657,731
Net assets consist of:
Paid-in capital	$523,625,396
Total distributable earnings (loss)	47,032,335
Net assets, at value	$570,657,731
†Includes securities loaned	$4,136,506

70	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities (continued)
November 30, 2024 (unaudited)
K2 Alternative Strategies Fund

Class A:
Net assets, at value	$59,884,310
Shares outstanding	4,963,190
Net asset value per share[a,b]	$12.07
Maximum offering price per share (net asset value per share ÷ 94.50%)[a]	$12.77
Class C:
Net assets, at value	$6,693,990
Shares outstanding	576,804
Net asset value and maximum offering price per share[a]	$11.61
Class R:
Net assets, at value	$346,100
Shares outstanding	28,585
Net asset value and maximum offering price per share[a]	$12.11
Class R6:
Net assets, at value	$132,432,756
Shares outstanding	10,872,150
Net asset value and maximum offering price per share[a]	$12.18
Advisor Class:
Net assets, at value	$371,300,575
Shares outstanding	30,515,468
Net asset value and maximum offering price per share[a]	$12.17

aNet asset value per share amount may not recalculate due to rounding.
bRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Operations
for the six months ended November 30, 2024 (unaudited)
K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$5,908,602
Interest: (net of foreign taxes)~
Unaffiliated issuers	8,633,752
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	(39,777)
Non-controlled affiliates (Note 3f)	51,702
Total investment income	14,554,279
Expenses:
Management fees (Note 3a)	5,125,973
Distribution fees: (Note 3c)
Class A	76,128
Class C	36,280
Class R	849
Transfer agent fees: (Note 3e)
Class A	36,584
Class C	4,384
Class R	204
Class R6	11,856
Advisor Class	235,393
Custodian fees (Note 4) .	136,173
Reports to shareholders fees	33,398
Registration and filing fees	67,866
Professional fees	320,097
Trustees’ fees and expenses	134,384
Dividends on securities sold short	580,289
Interest on securities sold short	794,889
Other	59,549
Total expenses	7,654,296
Expense reductions (Note 4)	(124,144)
Expenses waived/paid by affiliates (Note 3f and 3g)	(937,828)
Net expenses	6,592,324
Net investment income	7,961,955
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	20,467,986
Written options	(173,170)
Foreign currency transactions	(171,086)
Forward exchange contracts	(61,267)
Futures contracts	(3,202,971)
Securities sold short	(2,871,211)
Swap contracts	8,104,380
Net realized gain (loss)	22,092,661
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(5,647,628)
Written options	517,544
Translation of other assets and liabilities denominated in foreign currencies	90,704
Forward exchange contracts	126,566
Futures contracts	3,899,094
Securities sold short	(4,829,477)
Swap contracts	(3,752,472)
Net change in unrealized appreciation (depreciation)	(9,595,669)
Net realized and unrealized gain (loss)	12,496,992
Net increase (decrease) in net assets resulting from operations	$20,458,947
*Foreign taxes withheld on dividends	$45,264
~Foreign taxes withheld on interest	$5,879

72	Semiannual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statements of Changes in Net Assets
K2 Alternative Strategies Fund

	Six Months Ended November 30, 2024 (unaudited)	Year Ended May 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income	$7,961,955	$17,428,592
Net realized gain	22,092,661	34,705,778
Net change in unrealized appreciation (depreciation)	(9,595,669)	12,441,593
Net increase (decrease) in net assets resulting from operations	20,458,947	64,575,963
Distributions to shareholders:
Class A	—	(293,245)
Class R	—	(477)
Class R6	—	(452,983)
Advisor Class	—	(3,755,928)
Total distributions to shareholders	—	(4,502,633)
Capital share transactions: (Note 2)
Class A	(5,426,224)	(19,014,149)
Class C	(1,465,523)	(8,605,211)
Class R	(12,473)	(32,623)
Class R6	2,772,906	73,646,565
Advisor Class	(80,339,845)	(319,099,003)
Total capital share transactions	(84,471,159)	(273,104,421)
Net increase (decrease) in net assets	(64,012,212)	(213,031,091)
Net assets:
Beginning of period	634,669,943	847,701,034
End of period	$570,657,731	$634,669,943

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Semiannual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Notes to Consolidated Financial Statements (unaudited)
K2 Alternative Strategies Fund
1. Organization and Significant Accounting Policies
Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
a. Financial Instrument Valuation (continued)
and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c. Securities Purchased on a When-Issued, Forward Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued, forward commitment or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Credit default swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Cross-currency swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
See Note 11 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $2,476,624 in U.S. Government and Agency Securities as collateral. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
g. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)
The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At November 30, 2024, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
g. Investments in K2 Holdings Investment Corp.
(K2 Subsidiary) (continued)
increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At November 30, 2024, the net assets of the K2 Subsidiary were $55,090,982 representing 9.7% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows, at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2024, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
2. Shares of Beneficial Interest
At November 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended November 30, 2024		Year Ended May 31, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[a]	217,589	$2,554,055	901,608	$9,940,863
Shares issued in reinvestment of distributions	—	—	24,442	267,146
Shares redeemed	(679,657)	(7,980,279)	(2,655,907)	(29,222,158)
Net increase (decrease)	(462,068)	$(5,426,224)	(1,729,857)	$(19,014,149)
Class C Shares:
Shares sold	4,891	$55,596	31,350	$335,902
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed[a]	(134,222)	(1,521,119)	(843,526)	(8,941,113)
Net increase (decrease)	(129,331)	$(1,465,523)	(812,176)	$(8,605,211)
Class R Shares:
Shares sold	289	$3,418	5,288	$59,744
Shares issued in reinvestment of distributions	—	—	44	477
Shares redeemed	(1,361)	(15,891)	(8,352)	(92,844)
Net increase (decrease)	(1,072)	$(12,473)	(3,020)	$(32,623)
Class R6 Shares:
Shares sold	7,421,218	$88,323,278	9,340,788	$105,720,673
Shares issued in reinvestment of distributions	—	—	36,852	405,743
Shares redeemed	(7,109,896)	(85,550,372)	(2,916,319)	(32,479,851)
Net increase (decrease)	311,322	$2,772,906	6,461,321	$73,646,565
Advisor Class Shares:
Shares sold	1,216,297	$14,452,835	5,211,753	$57,591,690
Shares issued in reinvestment of distributions	—	—	240,415	2,644,566
Shares redeemed	(8,025,923)	(94,792,680)	(34,178,446)	(379,335,259)
Net increase (decrease)	(6,809,626)	$(80,339,845)	(28,726,278)	$(319,099,003)

a May include a portion of Class C shares that were automatically converted to Class A.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.70%	Up to and including $1 billion
1.65%	Over $1 billion, up to and including $1.5 billion
1.60%	Over $1.5 billion, up to and including $3 billion
1.55%	In excess of $3 billion

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Tansactions with Affiliates (continued)
a. Management Fees (continued)
For the period ended November 30, 2024, the annualized gross effective management fee rate was 1.70% of the Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Capital Fund Management S.A.
Electron Capital Partners, LLC
Franklin Advisers, Inc.*
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
RBC Global Asset Management (U.S.) Inc.
RBC Global Asset Management (UK) Limited

* An affiliate of K2 Advisors.
b. Administrative Fees
Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$815
CDSC retained	$1,389

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Tansactions with Affiliates (continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended November 30, 2024, the Fund paid transfer agent fees as noted in the Consolidated Statement of Operations, of which $65,574 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended November 30, 2024, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned
Non-Controlled Affiliates Institutional Fiduciary Trust Money Market Portfolio, 4.37% . . . .	$882,000	$22,036,000	$(21,138,000)	$ —	$ —	$1,780,000	1,780,000	$51,702

g. Waiver and Expense Reimbursements
K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.70% based on the average net assets of each class until September 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until September 30, 2025.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2024, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At November 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$ 455,001,085
Unrealized appreciation	$36,769,137
Unrealized depreciation	(49,714,676)
Net unrealized appreciation (depreciation)	$(12,945,539)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments, foreign currency transactions, wash sales and investments in the K2 Subsidiary.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
6. Investment Transactions
Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended November 30, 2024, aggregated $411,538,372 and $433,517,955, respectively.
At November 30, 2024, in connection with securities lending transactions, the Fund loaned equity investments and convertible bonds and received $1,780,000 of cash collateral. The gross amounts of recognized liability for such transactions are included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At November 30, 2024, the Fund had 18.9% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At November 30, 2024, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $3,094,484, representing 0.5% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at November 30, 2024.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
8. Concentration of Risk (continued)
whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At November 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
1,093,204	Atlas Security Products, zero cpn., 2/08/28	10/01/24	$903,662	$894,766
Total Restricted Securities (Value is 0.2% of Net Assets)			$903,662	$894,766

10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.
At November 30, 2024, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Altice USA Inc., Term Loan B-5	$88,535
Bausch Health Cos. Inc., Term Loan B	106,069
CSC Holdings LLC, Term Loan B	29,284
First Brands Group LLC, First Lien Term Loan	796,306
First Brands Group LLC, First Lien Term Loan	66,766
H-Food Holdings LLC, Initial Term Loan	25,492
H-Food Holdings LLC, Initial Term Loan	30,078
K. Hovnanian Enterprises Inc., Term Loan RC	500,000
K. Hovnanian Enterprises Inc., Refinancing Term Loan	778,000
Petco Health & Wellness Co. Inc., First Lien Term Loan	44,179
Upfield Group BV, Term Loan RC	190,812
$2,655,521

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information
At November 30, 2024, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$1,003,146[a]	Variation margin on futures contracts	$782,575[a]
	Unrealized appreciation on OTC swap contracts	167,102	Unrealized depreciation on OTC swap contracts	1,196
	Variation margin on centrally cleared swap contracts	307,215[a]	Variation margin on centrally cleared swap contracts	147,911[a]
Foreign exchange contracts	Variation margin on futures contracts	1,957,439[a]	Variation margin on futures contracts	861,020[a]
	Unrealized appreciation on OTC swap contracts	134,760
	Unrealized appreciation on OTC forward exchange contracts	3,754,355	Unrealized depreciation on OTC forward exchange contracts	2,268,240
Credit contracts	Variation margin on centrally cleared swap contracts	209,385[a]	Variation margin on centrally cleared swap contracts	441,670[a]
	OTC swap contracts (upfront payments)	289,730	OTC swap contracts (upfront receipts)	497,286
	Unrealized appreciation on OTC swap contracts	12,602	Unrealized depreciation on OTC swap contracts	226,090
Equity contracts	Investments in securities, at value	209,991[b]	Options written, at value	64,469
	Variation margin on futures contracts	2,896,309[a]	Variation margin on futures contracts	1,619,736[a]
	Unrealized appreciation on OTC swap contracts	20,609,989	Unrealized depreciation on OTC swap contracts	18,026,513
Commodity contracts	Variation margin on futures contracts	1,303,186[a]	Variation margin on futures contracts	609,789[a]
Totals		$32,855,209		$25,546,495

a This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information (continued)
For the period ended November 30, 2024, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Period	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(3,424,752)	Futures contracts	$415,261
	Swap contracts	366,320	Swap contracts	581,472
Foreign exchange contracts	Forward exchange contracts	(61,267)	Forward exchange contracts	126,566
	Futures contracts	(2,085,669)	Futures contracts	1,048,218
			Swap contracts	(96,446)
Credit contracts	Swap contracts	(429,702)	Swap contracts	373,473
Equity contracts	Investments	(304,585)[a]	Investments	(83,737)[a]
	Written options	(173,170)	Written options	517,544
	Futures contracts	3,186,184	Futures contracts	665,023
	Swap contracts	8,167,762	Swap contracts	(4,610,971)
Commodity contracts	Futures contracts	(878,734)	Futures contracts	1,770,592
Totals		$4,362,387		$706,995

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.
For the period ended November 30, 2024, the average month end notional amount of futures contracts and swap contracts represented $679,146,308 and $532,682,890, respectively. The average month end fair value of options was $568,793. The average month end contract value of forward exchange contracts was $184,546,220.
At November 30, 2024, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Forward Exchange Contracts	$3,754,355	$2,268,240
Swap Contracts	21,214,183	18,751,085
Total	$ 24,968,538	$21,019,325

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information (continued)
At November 30, 2024, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received
Counterparty
BNPP	$13,041	$(13,041)	$—	$ —	$—
BNYM	77,356	—	(63,000)	—	14,356
BOFA	1,144	—	—	—	1,144
BZWS	188,470	(81,726)	—	—	106,744
CITI	265,000	(138,184)	—	—	126,816
DBAB	167,102	(167,102)	—	—	—
GSCO	254,512	(254,512)	—	—	—
JPHQ	6,998,659	(4,828,287)	—	—	2,170,372
JPHQ[b]	571,942	—	—	—	571,942
MSCO	1,511,099	(1,511,099)	—	—	—
MSCO[b]	20,960	—	—	—	20,960
MSCO[c]	2,309,300	(1,649,807)	—	—	659,493
MSCS	7,752,745	(6,556,203)	—	—	1,196,542
SEBA	4,837,208	(4,163,293)	—	—	673,915
Total	$ 24,968,538	$(19,363,254)	$(63,000)	$—	$5,542,284

At November 30, 2024, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]
Counterparty
BNPP	$13,901	$(13,041)	$—	$—	$860
BNYM	—	—	—	—	—
BOFA	—	—	—	—	—
BZWS	81,726	(81,726)	—	—	—
CITI	138,184	(138,184)	—	—	—
DBAB	929,569	(167,102)	(762,467)	—	—
GSCO	607,362	(254,512)	(352,850)	—	—
JPHQ	4,828,287	(4,828,287)	—	—	—
JPHQ[b]	339,254	—	—	—	339,254
MSCO	1,702,497	(1,511,099)	—	(191,398)	—
MSCO[b]	9,242	—	—	—	9,242
MSCO[c]	1,649,807	(1,649,807)	—	—	—
MSCS	6,556,203	(6,556,203)	—	—	—
SEBA	4,163,293	(4,163,293)	—	—	—
Total	$ 21,019,325	$(19,363,254)	$(1,115,317)	$(191,398)	$349,356

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b Represents derivatives not subject to an ISDA master agreement.
c Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 89.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the period ended November 30, 2024, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
13. Fair Value Measurements (continued)
A summary of inputs used as of November 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$102,201,734	$9,308,936	$—[c]	$111,510,670
Convertible Bonds	—	64,763,015	—	64,763,015
Convertible Bonds in Reorganization	—	40,030	10,224	50,254
Corporate Bonds and Notes	—	32,290,575	894,766	33,185,341
Corporate Bonds and Notes in Reorganization	—	522,091	—	522,091
Senior Floating Rate Interests	—	12,463,431	2,072,804	14,536,235
Foreign Government and Agency Securities	—	19,800,739	—	19,800,739
Foreign Government and Agency Securities in Reorganization	—	2,522,139	—	2,522,139
U.S. Government and Agency Securities	—	7,451,974	—	7,451,974
Options Purchased	209,991	—	—	209,991
Short Term Investments	218,303,198	65,704,882	—	284,008,080
Total Investments in Securities	$320,714,923	$214,867,812[d]	$2,977,794	$538,560,529
Other Financial Instruments:
Futures Contracts	$7,160,080	$—	$—	$7,160,080
Forward Exchange Contracts	—	3,754,355	—	3,754,355
Swap Contracts	—	21,441,053	—	21,441,053
Unfunded Loan Commitments	—	13,808	1,215	15,023
Total Other Financial Instruments	$7,160,080	$25,209,216	$1,215	$32,370,511
Liabilities:
Other Financial Instruments:
Options Written	$64,469	$—	$—	$64,469
Securities Sold Short[a]	71,235,898	31,369,028[e]	—	102,604,926
Futures Contracts	3,873,120	—	—	3,873,120
Forward Exchange Contracts	—	2,268,240	—	2,268,240
Swap Contracts	—	18,843,380	—[c]	18,843,380
Total Other Financial Instruments	$75,173,487	$52,480,648	$—	$127,654,135

a For detailed categories, see the accompanying Consolidated Schedule of Investments.
b Includes common stocks, exchange traded funds and preferred stocks as well as other equity interests.
c Includes financial instruments determined to have no value.
d Includes foreign securities valued at $9,314,668, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
e Includes foreign securities valued at $1,711,562, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ASX	Australian Securities Exchange
BOFA	Bank of America, NA	CAD	Canadian Dollar	BOBL	Bundesobligation
BZWS	Barclays Bank PLC	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
CITI	Citigroup, NA	CNY	Chinese Yuan	BUBOR	Budapest Interbank Offered Rate
DBAB	Deutsche Bank, AG	COP	Colombian Peso	CAC	Cotation Assistee en Continu
GSCO	Goldman Sachs International	CZK	Czech Koruna	CBOE	Chicago Board Options Exchange
JPHQ	JP Morgan Chase Bank, NA	DKK	Danish Krone	CIBOR	Copenhagen Interbank Offered Rate
MSCO	Morgan Stanley & Co. LLC	DOP	Dominican Peso	CORRA	Canadian Overnight Repo Rate Average
MSCS	Morgan Stanley Capital Services LLC	EGP	Egyptian Pound	DAX	Deutscher Aktienindex
SEBA	Skandinaviska Enskilda Banken AB	EUR	Euro	DJIA	Dow Jones Industrial Average
Index		GBP	British Pound	ECX	European Climate Exchange
CDX.EM	CDX Emerging Markets Index	HKD	Hong Kong Dollar	EONIA	Euro OverNight Index Average
CDX.NA.HY	CDX North America High Yield Index	HUF	Hungarian Forint	ETF	Exchange Traded Fund
CDX.NA.IG	CDX North America Investment	IDR	Indonesian Rupiah	EURIBOR	Euro Interbank Offered Rate
	Grade Index	JPY	Japanese Yen	FEDEF	Federal Funds Effective Rate
ITRX.EUR	iTraxx Europe Index	KRW	South Korean Won	FHLMC	Federal Home Loan Mortgage Corp.
ITRX.EUR.XOVER	iTraxx Europe Crossover Index	KZT	Kazakhstani Tenge	FNMA	Federal National Mortgage Association
		MXN	Mexican Peso	FRN	Floating Rate Note
		NOK	Norwegian Krone	FTSE	Financial Times Stock Exchange
		PEN	Peruvian Nuevo Sol	HIBOR	Hong Kong Interbank Offered Rate
		PLN	Polish Zloty	IBEX	Iberian Index
		RSD	Serbian Dinar	JIBAR	Johannesburg Interbank Agreed Rate
		SEK	Swedish Krona	JSE	Johannesburg Stock Exchange Index
		TRY	Turkish Lira	KDR	MSCI Korean Index
		USD	United States Dollar	KOSPI	Korean Composite Stock Price Index
		ZAR	South African Rand	MIB	Milano Italia Borsa
				NIBOR	Norwegian Interbank Offered Rate
				OAT	Obligation Assumable by the Treasurer
				PIK	Payment In-Kind
				RC	Revolving Loan Commitment
				REIT	Real Estate Investment Trust
				SABOR	South African Benchmark Overnight Rate
				SARON	Swiss Average Rate Overnight
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				SPI	Swiss Performance Index
				STIBOR	Stockholm Interbank Offered Rate
				STR	Short Term Rate
				TLREF	Turkish Lira Overnight Reference Rate
				TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
The following reference rates, and their values as of period end, are used for security description:

Reference Index	Reference Rate
1-Day EONIA	3.16%
1-Day FEDEF	4.58
1-Day SABOR	7.73
1-Day SARON	0.94
1-Day SONIA	4.70
1-Month EURIBOR	2.99
1-Month HIBOR	4.31
1-Month SOFR	4.53
1-Week CIBOR	3.05
1-Week NIBOR	4.55
1-Week STIBOR	2.72
3-Month EURIBOR	2.92
3-Month JIBAR	7.79
3-Month KDR	0.53
3-Month SOFR	4.47
6-Month BUBOR	6.48
Banxico Mexico 1 Month Rate	10.25
BRLCDI	11.15
China 7-Day Repo	1.80
Euro STR	3.16
SOFR	4.64
TLREF	1.43

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Changes in and Disagreements with Accountants For the period covered by this report.
Not applicable.
Results of Meeting(s) of Shareholders For the period covered by this report.
Not applicable.
Remuneration Paid to Directors, Officers and Others For the period covered by this report.
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements For the period covered by this report.

K2 ALTERNATIVE STRATEGIES FUND
(the “Fund”)
The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on July 10, 2024, unanimously approved the subadvisory agreement (the “New Apollo Subadvisory Agreement”) with Apollo Credit Management, LLC (“Apollo”) for the provision of investment management services to the Cayman Islands-based company, which is wholly owned by the Fund (the “Cayman Subsidiary”), and unanimously approved an amendment and restatement of the subadvisory agreement (as amended and restated, the “A&R Apollo Subadvisory Agreement”) between K2/D&S Management Co., L.L.C., the Fund’s investment manager (“K2 Advisors”), and Apollo to reflect the entering into of the New Apollo Subadvisory Agreement. It was noted that the fees payable by the Fund would not increase as a result of these approvals.
In addition, the Board, including a majority of independent trustees, at a meeting held on October 22, 2024, unanimously approved an amendment and restatement of the subadvisory agreement (as amended and restated, the “A&R RBC Subadvisory Agreement”) between K2 Advisors and RBC Global Asset Management (UK) Limited (“RBC UK”), a sub-advisor to the Fund, to add RBC Global Asset Management (U.S.) Inc. (“RBC US”), an affiliate of RBC UK, as a party to the original subadvisory agreement. The purpose of the A&R RBC Subadvisory Agreement is to allow RBC UK to delegate certain investment management services to RBC US (the “Delegation”). As part of the Board’s consideration of the A&R RBC Subadvisory Agreement, K2 Advisors confirmed that the Delegation would not reduce nor otherwise modify the level or nature of services provided to the Fund, would not increase the fees payable by the Fund, and would not change the portfolio managers to the Fund, nor the investment processes used to manage the portion of the Fund allocated to RBC UK and/or RBC US.
In approving the New Apollo Subadvisory Agreement, the A&R Apollo Subadvisory Agreement and the A&R RBC Subadvisory Agreement, the Board, including the independent trustees, determined that the fees to be paid under the New Apollo Subadvisory Agreement, the A&R Apollo Subadvisory Agreement and the A&R RBC Subadvisory Agreement were fair and reasonable and that approval of each of the New Apollo Subadvisory Agreement, the A&R Apollo Subadvisory Agreement and A&R RBC Subadvisory Agreement was in the best interests of the Fund and its shareholders. As part of the approval process, the Board considered the process undertaken and information provided during its consideration and approval on May 21, 2024 of the investment management agreement between K2 Advisors, and the Trust, on behalf of the Fund, and the subadvisory agreements between K2 Advisors and the Fund’s existing sub-advisors, including Apollo and RBC UK. The Board concluded that, with respect to Apollo and RBC UK, there were no changes to the material factors considered nor the conclusions reached with respect thereto that formed the basis for the Board’s approval at the May 21, 2024 meeting.

franklintempleton.com	Semiannual Report	91

© 2025 Franklin Templeton Investments. All rights reserved.	18120-SFSOI 01/25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s chief executive officer and chief financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Alternative Strategies Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	January 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	January 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 28, 2025